As Filed With The Securities and Exchange Commission on May 1, 2002


                                                             File Nos. 333-93709
                                                                        811-5301

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      Pre-Effective Amendment No.              [ ]
      Post-Effective Amendment No.             [4]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


      Amendment No.                            [50]


                        (Check appropriate box or boxes.)

                               VARIABLE ACCOUNT I
                           (Exact Name of Registrant)

                           AIG Life Insurance Company
                               (Name of Depositor)

                      600 King Street, Wilmington, DE 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (302) 594-2978
               (Depositor's Telephone Number, including Area Code)

                             Kenneth D. Walma, Esq.
                           AIG Life Insurance Company
                                 One Alico Plaza
                           Wilmington, Delaware 19899
                     (Name and Address of Agent for Service)

Copies to:


Michael Berenson, Esq.          and    Ernest T. Patrikis, Esq.
Morgan, Lewis & Bockius LLP            Senior Vice President and General Counsel
1111 Pennsylvania Ave, NW              American International Group, Inc.
Washington, DC 20004                   70 Pine Street
                                       New York, NY 10270


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b) of Rule 485


|X|   on May 1, 2002 pursuant to paragraph (b) of Rule 485


|_|   60 days after filing pursuant to paragraph (a)(i) of Rule 485

|_|   on ______ pursuant to paragraph (a)(i) of Rule 485

|_|   on _____ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contract.

                      OVATION PLUS VARIABLE ANNUITY PROFILE

This profile is a summary of some of the more important points that you should know and consider before purchasing a variable annuity. The variable annuity is more fully described in the accompanying prospectus. The sections in this summary correspond to sections in the prospectus that discuss the topics in more detail. All capitalized terms are used as defined in the prospectus. Please read the prospectus carefully.

                                   May 1, 2002

================================================================================
1. OVATION PLUS VARIABLE ANNUITY
================================================================================

This variable annuity contract is between you and AIG Life Insurance Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as providing retirement income. Tax deferral means all your money, including the amount you would otherwise pay in current income taxes, remains in your contract to generate more earnings.

This contract offers a choice of investment options. You may divide your money among any or all of the 19 variable investment options provided by Alliance Capital Management L.P. and the fixed investment option. Your investment is not guaranteed. The value of your contract can fluctuate up or down based on the performance of the underlying investments you select and you may experience a loss.

The variable investment portfolios offer professionally managed investment choices with goals ranging from capital preservation to aggressive growth. Your choices for the various investment options are listed later in this profile.

Like most deferred annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Your earnings are based on the investment performance of the variable investment portfolios to which your money is allocated and/or the interest rate earned on the fixed investment option. You may withdraw money from your contract during the accumulation phase. However, as with other tax-deferred investments, you will pay taxes on earnings and untaxed contributions when you withdraw them. A tax penalty may apply if you make withdrawals before age 59 1/2. The income phase begins with the Annuity Date that you select. During the income phase, you, or another person you select as the Annuitant, will receive payments from your annuity. Your payments may be fixed in dollar amount, vary with investment performance or a combination of both, depending on where you allocate your money. Among other factors, the amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of your payments during the income phase.

================================================================================
2. ANNUITY OPTIONS
================================================================================

You can select one of the annuity options listed below:

      (1)   payments for the Annuitant's lifetime;
      (2) payments for the Annuitant's lifetime, but for not less than 10 years; and
      (3)   payments for the lifetime of the survivor of two Annuitants.

We may offer other annuity options, subject to our discretion.

You will need to decide if you want your payments to fluctuate with investment performance, remain constant or to reflect a combination of the two. You will also select the date on which payments will begin. Once we begin making payments, you cannot change your annuity option. If your contract is part of a non-qualified retirement plan (one that is established with after tax dollars), payments during the income phase are considered partly a return of your original investment. The "original investment" part of each payment is not taxable as income. For contracts that are part of a qualified retirement plan using before tax dollars, the entire payment is taxable as income.

================================================================================
3. PURCHASING A VARIABLE ANNUITY CONTRACT
================================================================================

You can buy a contract through your financial representative, who can also help you complete the proper forms. The minimum initial investment is $2,000. Additional amounts of $1,000 or more may be added to your contract at any time during the accumulation phase. You can pay additional premium of $100 or more per month by enrolling in an automatic investment plan.

We will add a credit to your Contract Value for each premium payment you make equal to a maximum of 4% of that premium payment. We call this a Premium Enhancement and fund it from our general account. A Premium Enhancement is not a premium payment or considered part of your premium payment under the contract. At our discretion we may discontinue offering Premium Enhancements on additional premium payments.

================================================================================
4. INVESTMENT OPTIONS
================================================================================

You may allocate money to the following variable investment portfolios of Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
International Portfolio
AllianceBernstein International Value Portfolio
Money Market Portfolio (Class B)
Americas Government Income Portfolio
Premier Growth Portfolio (Class B)
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Value Portfolio
Technology Portfolio (Class B)

Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
AllianceBernstein Utility Income Portfolio
AllianceBernstein Value Portfolio (Class B)
Worldwide Privatization Portfolio

The fixed investment option is part of our general account. The interest rate may differ from time to time but we will never credit less than a 3% annual effective rate. Once established, the rate will not change during the selected period. You may also elect to participate in the dollar cost averaging program.

================================================================================
5. EXPENSES
================================================================================

We deduct insurance charges from your Contract Value on a daily basis equal to 1.60% annually of the average daily value of your contract allocated to the variable investment options. The insurance charges include a mortality and expense risk charge of 1.25%, an administrative charge of 0.15%, and a distribution charge of 0.20%.

If you select an optional death benefit, we will calculate and deduct a charge against the assets in the variable account. For the annual ratchet plan the charge is equal to 0.10% annually. For the equity assurance plan the charge is equal to 0.07% annually for owners whose Attained Age is 0-59 and 0.20% annually for owners whose Attained Age is 60 and over. For the estate benefit payment the charge is equal to 0.20% annually. For the accidental death benefit the charge is equal to 0.05% annually.

As with other professionally managed investments, there are also investment charges imposed on contracts with money allocated to the variable investment options. These charges include management fees and other operating expenses and are estimated to range from 0.78% to 1.33%.

If you take money out in excess of the free withdrawal amount permitted by your contract, you may be assessed a surrender charge as a percentage of the premium you withdraw. The percentage declines over a seven-year period as follows:

--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7     Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%       None
--------------------------------------------------------------------------------

Each year you are allowed to make 12 transfers without charge. After your first 12 transfers, a $10 transfer fee will apply to each subsequent transfer.

You may also be assessed a premium tax of up to 3.5% depending upon the state where you reside.

The following chart is designed to help you understand the charges under your contract. The column "Total Annual Insurance Charges" reflects maximum insurance charges of 2.15%, including all optional benefit charges. The column "Total Annual Portfolio Charges" shows portfolio charges for each variable portfolio after waivers and/or reimbursements by Alliance Capital Management L.P. for the year ended December 31, 2001. The third column is the total of all annual charges. The fourth and fifth columns show two examples of the charges you would pay under the contract. The examples assume that you invest

$1,000 in a contract that earns 5% annually and that you withdraw your money (1) at the end of year 1 and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples.

                                                              Total         Total                     Total            Total
                                                             Annual        Annual       Total        Expenses         Expenses
                                                          Insurance     Portfolio      Annual     at the end of     at the end of
                                                            Charges       Charges     Charges         1 Year          10 Years
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         2.15%         1.07%       3.22%          $86              $352
Global Dollar Government Portfolio                            2.15%         0.95%       3.10%          $85              $341
Growth Portfolio (Class B)                                    2.15%         1.11%       3.26%          $87              $356
Growth and Income Portfolio (Class B)                         2.15%         0.92%       3.07%          $85              $338
High-Yield Portfolio                                          2.15%         0.95%       3.10%          $85              $341
International Portfolio                                       2.15%         0.95%       3.10%          $85              $341
AllianceBernstein International Value Portfolio               2.15%         0.95%       3.10%          $85              $341
Money Market Portfolio (Class B)                              2.15%         0.90%       3.05%          $85              $336
Americas Government Income Portfolio                          2.15%         0.95%       3.10%          $85              $341
Premier Growth Portfolio (Class B)                            2.15%         1.29%       3.44%          $89              $372
Quasar Portfolio                                              2.15%         0.95%       3.10%          $85              $341
AllianceBernstein Real Estate Investment Portfolio            2.15%         0.95%       3.10%          $85              $341
AllianceBernstein Small Cap Value Portfolio                   2.15%         0.95%       3.10%          $85              $341
Technology Portfolio  (Class B)                               2.15%         1.33%       3.48%          $89              $376
Total Return Portfolio                                        2.15%         0.78%       2.93%          $84              $325
U.S. Government/High Grade Securities Portfolio               2.15%         0.89%       3.04%          $85              $336
AllianceBernstein Utility Income Portfolio                    2.15%         1.02%       3.17%          $86              $348
AllianceBernstein Value Portfolio (Class B)                   2.15%         1.20%       3.35%          $88              $364
Worldwide Privatization Portfolio                             2.15%         0.95%       3.10%          $85              $341

For more detailed information, see "Fee Tables" in the prospectus.

================================================================================
6. TAXES
================================================================================

Unlike taxable investments where earnings are taxed in the year they are earned, taxes on amounts earned in a non-qualified contract (one that is established with after tax dollars) are deferred until they are withdrawn. In a qualified contract (one that is established with before tax dollars like an IRA), all amounts are taxable when they are withdrawn.

When you begin taking distributions or withdrawals from your contract, earnings are considered to be taken out first and will be taxed at your ordinary income rate. You may be subject to a 10% tax penalty for distributions or withdrawals before age 59 1/2.

================================================================================
7. ACCESS TO YOUR MONEY
================================================================================

You may withdraw free of a surrender charge an amount that is equal to the free withdrawal amount in your contract as of the date you make the withdrawal. Your free withdrawal amount is equal to the greater of (1) the Contract Value less premium paid or (2) 10% of premium paid less the amount of any prior surrender.

Withdrawals in excess of the free withdrawal amount will be assessed a surrender charge. Withdrawals may be made from your contract in the amount of $500 or more. If you make a withdrawal in an amount greater than your free withdrawal amount during the twenty-four month period following receipt of a Premium Enhancement, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value. This reduction does not apply to withdrawals you make as part of our systematic withdrawal program.

Under the systematic withdrawal program, you may withdraw a maximum of 10% of your Contract Value each Contract Year. Surrender charges are not imposed on withdrawals under this program. The minimum withdrawal amount is $200. You must have at least $24,000 in Contract Value to participate in the systematic withdrawal program.

There is no surrender charge on that portion of your money that you have invested in your contract for at least seven full years. Of course, you may have to pay income tax on any amount withdrawn and a 10% tax penalty may apply if you are under age 59 1/2.

================================================================================
8. PERFORMANCE
================================================================================

The following chart shows total returns for each variable investment option for each of the calendar years shown. These numbers reflect the insurance charges and the investment charges. Surrender charges are not reflected in the chart. If a surrender charge were reflected, the performance would be lower. Past performance is not a guarantee of future results.

                             SUMMARY OF PERFORMANCE

                                                      2001     2000     1999     1998     1997     1996     1995    1994    1993

Global Bond Subaccount                              -1.87%    0.43%   -7.56%   12.39%   -0.87%    4.59%   22.88%  -6.69%  10.27%
Global Dollar Government Subaccount                  7.64%   12.28%   24.18%  -22.94%   11.52%   23.02%   21.15%     N/A     N/A
Growth Subaccount (Class B)                        -24.92%  -19.07%   32.46%   26.80%   28.07%   26.56%   33.23%     N/A     N/A
Growth and Income Subaccount (Class B)              -1.45%  -11.82%    9.68%   19.07%   26.87%   22.22%   33.76%  -1.91%  10.03%
High-Yield Subaccount                                1.40%   -6.38%   -4.37%   -5.17%      N/A      N/A      N/A     N/A     N/A
International Subaccount                           -23.64%  -21.17%   38.15%   11.31%    1.75%    5.61%    8.20%   5.07%     N/A
AllianceBernstein International Value Subaccount       N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A     N/A
Money Market Subaccount (Class B)                    1.67%    3.98%    3.08%    3.38%    3.51%    3.09%    3.41%   1.61%     N/A
Americas Government Income Subaccount                1.94%   10.63%    7.25%    2.48%    7.96%   17.15%   20.65%     N/A     N/A
Premier Growth Subaccount (Class B)                -18.76%  -18.08%   30.34%   45.78%   31.86%   20.85%   43.17%  -4.76%     N/A
Quasar Subaccount                                  -14.18%   -7.59%   15.31%   -5.96%   16.81%      N/A      N/A     N/A     N/A
AllianceBernstein Real Estate Investment             9.04%   24.74%   -6.57%  -20.27%      N/A      N/A      N/A     N/A     N/A
  Subaccount
AllianceBernstein Small Cap Value Subaccount           N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A     N/A
Technology Subaccount (Class B)                    -26.70%   22.90%   73.13%   61.37%    4.85%      N/A      N/A     N/A     N/A
Total Return Subaccount                              0.64%   10.77%    4.91%   15.22%   19.29%   13.42%   21.82%     N/A     N/A
U.S. Government/High Grade Securities Subaccount     6.17%    9.34%   -3.95%    6.57%    7.03%    0.97%   17.46%  -5.50%     N/A
AllianceBernstein Utility Income Subaccount        -23.78%    9.71%   17.60%   22.04%   23.83%    6.23%   19.64%     N/A     N/A
AllianceBernstein Value Subaccount (Class B)           N/A      N/A      N/A      N/A      N/A      N/A      N/A     N/A     N/A
Worldwide Privatization Subaccount                 -18.65%  -24.26%   56.49%    9.15%    9.07%   16.72%    9.20%     N/A     N/A

================================================================================
9. DEATH BENEFIT
================================================================================

If you die during the accumulation phase, the surviving joint owner or, if none, the beneficiary will receive a death benefit. If no named beneficiary is living at the time a death benefit becomes payable, we will pay the death benefit to the last surviving owner's estate. Unless you indicate otherwise, we will pay the traditional death benefit. You may select from the death benefit options described below at the time you purchase your contract. Once we issue your contract, you cannot add death benefit options. You should discuss with your financial representative which option is best for you. Additional information is available in the prospectus.

Traditional Death Benefit

The traditional death benefit is equal to the greatest of:

(1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

(2) the total of all premium paid, reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid if no other death benefit is selected.

Optional Death Benefits

There is a charge for each optional death benefit as described under "Expenses" above.

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

(1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

(2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3) the greatest Contract Value at any Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premium paid subsequent to that Contract Anniversary.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

(1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

(2) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, plus any premium paid subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

(3)   an amount equal to (a) plus (b) where:

      (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

      o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

      o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

      o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

      o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

      o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

      o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

      (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or
      (b) 70% of the Contract Value less net premium.

o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

Accidental Death Benefit. If you select the accidental death benefit, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used as an IRA. If selected, the accidental death benefit payable under this option will be equal to the lesser of:

(1) the Contract Value as of the date the death benefit is determined, less any Premium Enhancement paid during the twenty-four months prior to the date of death; or

(2)   $250,000.

================================================================================
10. OTHER INFORMATION
================================================================================

Right to Examine and Cancel: You may cancel your contract within ten days (or longer if your state requires a longer period) by mailing it to our Administrative Office. Your contract will be treated as void on the date we receive it and we will pay you an amount equal to the value of your contract less any Premium Enhancement (unless otherwise required by state law). Its value may be more or less than the money you initially invested.

Dollar Cost Averaging: If selected, these programs allow you to invest in the portfolios gradually over time at a fixed dollar amount or a certain percentage each month. This type of investing will cover various market cycles. Your Contract Value must be at least $12,000 to elect this option.

Asset Rebalancing: If selected, this program seeks to keep your investment in line with your goals. We will maintain your specified allocation mix among the subaccounts that you selected. The Contract Value allocated to each subaccount will grow or decline in value at different rates. Asset rebalancing automatically reallocates according to the allocation percentages you selected.

Systematic Withdrawal Program: If selected, this program allows you to receive monthly, quarterly, semiannual, or annual withdrawals during the accumulation phase of up to 10% of your Contract Value during each Contract Year. Of course, withdrawals may be taxable and a 10% tax penalty may apply if you are under age 59 1/2. Your Contract Value must be at least $24,000 to elect this option. We will not reduce any Premium Enhancement as a result of a withdrawal under this program.

Confirmations and Quarterly Statements: You will receive a confirmation of each financial transaction within your contract. On a quarterly basis, you will receive a complete statement of your transactions over the past quarter and a summary of your Contract Value.

================================================================================
11. INQUIRIES
================================================================================

If you have questions about your contract or need to make changes, call your financial representative or contact us at:

      AIG Life Insurance Company
      c/o Delaware Valley Financial Services
      P.O. Box 3031
      Berwyn, PA 19312-0031
      1-800-255-8402

                                   PROSPECTUS

                          OVATION PLUS VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This prospectus describes a variable annuity contract being offered to individuals and groups. It is a flexible premium, deferred annuity contract with a fixed investment option. Please read this prospectus carefully before investing and keep it for future reference.

The contract has twenty investment options to which you can allocate your money
- nineteen variable investment options listed below and one fixed investment option. The fixed investment option is part of our general account, which earns a minimum of 3% interest. The variable investment options are portfolios of the Alliance Variable Products Series Fund, Inc.

Alliance Variable Products Series Fund, Inc.
(managed by Alliance Capital Management L.P.)

Global Bond Portfolio
Global Dollar Government Portfolio
Growth Portfolio (Class B)
Growth and Income Portfolio (Class B)
High-Yield Portfolio
International Portfolio
AllianceBernstein International Value Portfolio
Money Market Portfolio (Class B)
Americas Government Income Portfolio
Premier Growth Portfolio (Class B)
Quasar Portfolio
AllianceBernstein Real Estate Investment Portfolio
AllianceBernstein Small Cap Value Portfolio
Technology Portfolio (Class B)
Total Return Portfolio
U.S. Government/High Grade Securities Portfolio
AllianceBernstein Utility Income Portfolio
AllianceBernstein Value Portfolio (Class B)
Worldwide Privatization Portfolio

We will add a credit to your Contract Value for each premium payment you make equal to a maximum of 4% of that premium payment. We call this a Premium Enhancement and fund it from our general account. Charges for a contract with a Premium Enhancement may be higher than those for a contract without a Premium Enhancement. Over time, the amount of a Premium Enhancement may be more than offset by the charges associated with the Premium Enhancement.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2002. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The table of contents of the SAI appears on the last page of this prospectus. For a free copy of the SAI, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

In addition, the SEC maintains a website at http://www.sec.gov that contains the prospectus, SAI, materials incorporated by reference and other information that we have filed electronically with the SEC.

Variable annuities involve risks, including possible loss of principal. They are not a deposit of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The SEC has not approved or disapproved of the contract or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   May 1, 2002

================================================================================
                                TABLE OF CONTENTS
================================================================================

DEFINITIONS.................................................................

FEE TABLES..................................................................

CONDENSED FINANCIAL INFORMATION.............................................

THE CONTRACT................................................................

INVESTMENT OPTIONS..........................................................

CHARGES AND DEDUCTIONS......................................................

ACCESS TO YOUR MONEY........................................................

ANNUITY PAYMENTS............................................................

DEATH BENEFIT...............................................................

PERFORMANCE.................................................................

TAXES.......................................................................

OTHER INFORMATION...........................................................

FINANCIAL STATEMENTS........................................................

APPENDIX - CONDENSED FINANCIAL INFORMATION..................................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....................

================================================================================
                                   DEFINITIONS
================================================================================

We have capitalized certain terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

Accumulation Unit - An accounting unit of measure used to calculate your Contract Value prior to the Annuity Date.

Administrative Office - The Annuity Service Office, c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, Pennsylvania 19312-0031.

Annuitant - The person you designate to receive annuity payments and whose life determines the duration of annuity payments involving life contingencies. Certain annuity options under the contract may permit a Joint Annuitant.

Annuity Date - The date on which annuity payments begin.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Annuity Date.

Contract Anniversary - An anniversary of the date we issued your contract.

Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under your contract.

Contract Year - Each period of twelve months commencing with the date we issued your contract.

Premium Enhancement - The credit added to your Contract Value equal to a maximum of 4% of your premium payment. A Premium Enhancement is not a premium payment or considered part of your premium payment under the contract. It is funded by our general account. At our discretion we may discontinue offering Premium Enhancements on additional premium payments.

Premium Year - Any period of twelve months commencing with the date we receive a premium payment and ending on the same date in each succeeding twelve-month period thereafter.

Valuation Date - Each day that the New York Stock Exchange is open for trading.

Valuation Period - The period between the close of business on any Valuation Date and the close of business for the next succeeding Valuation Date.

================================================================================
                                   FEE TABLES
================================================================================

                           Owner Transaction Expenses

Sales Load................................................................  None

Surrender Charge (as a percentage of premium surrendered)
      Premium Year 1......................................................    6%
      Premium Year 2......................................................    6%
      Premium Year 3......................................................    5%
      Premium Year 4......................................................    5%
      Premium Year 5......................................................    4%
      Premium Year 6......................................................    3%
      Premium Year 7......................................................    2%
      Thereafter..........................................................  None

Transfer Fee
      First 12 Per Contract Year..........................................  None
      Thereafter..........................................................   $10

Standard Variable Account Annual Expenses (as a percentage of average account value)
      Mortality and Expense Risk Charge................................... 1.25%
      Administrative Charge............................................... 0.15%
      Distribution Charge................................................. 0.20%
                                                                           ====
      Total Standard Variable Account Annual Expenses..................... 1.60%

Optional Variable Account Annual Expenses (as a percentage of average account value)
      Annual Ratchet Plan................................................. 0.10%
      Equity Assurance Plan
         Attained Age 0-59................................................ 0.07%
         Attained Age 60+................................................. 0.20%
      Estate Benefit Payment.............................................. 0.20%
      Accidental Death Benefit............................................ 0.05%

                            Annual Portfolio Expenses
                           After Waivers/Reimbursement
                     (as a percentage of average net assets)

                                                                                            Total
                                                                                            Annual
                                                     Management       Other       12b-1    Portfolio
                                                     Fees             Expenses    Fees    Expenses(1)
Alliance Variable Products Series Fund, Inc.

Global Bond Portfolio                                  0.65%           0.42%      0.00%      1.07%
Global Dollar Government Portfolio                     0.00%           0.95%      0.00%      0.95%
Growth Portfolio (Class B)                             0.75%           0.11%      0.25%      1.11%
Growth and Income Portfolio (Class B)                  0.63%           0.04%      0.25%      0.92%
High-Yield Portfolio                                   0.49%           0.46%      0.00%      0.95%
International Portfolio                                0.61%           0.34%      0.00%      0.95%
AllianceBernstein International Value Portfolio        0.01%           0.94%      0.00%      0.95%
Money Market Portfolio (Class B)                       0.50%           0.15%      0.25%      0.90%
Americas Government Income Portfolio                   0.61%           0.34%      0.00%      0.95%
Premier Growth Portfolio (Class B)                     1.00%           0.04%      0.25%      1.29%
Quasar Portfolio                                       0.82%           0.13%      0.00%      0.95%
AllianceBernstein Real Estate Investment Portfolio     0.58%           0.37%      0.00%      0.95%
AllianceBernstein Small Cap Value Portfolio            0.00%           0.95%      0.00%      0.95%
Technology Portfolio (Class B)                         1.00%           0.08%      0.25%      1.33%
Total Return Portfolio                                 0.63%           0.15%      0.00%      0.78%
U.S. Government/High Grade Securities Portfolio        0.60%           0.29%      0.00%      0.89%
AllianceBernstein Utility Income Portfolio             0.75%           0.27%      0.00%      1.02%
AllianceBernstein Value Portfolio (Class B)            0.00%           0.95%      0.25%      1.20%
Worldwide Privatization Portfolio                      0.46%           0.49%      0.00%      0.95%

(1) Total annual expenses for the following portfolios before waivers and reimbursement by Alliance Capital Management L.P. for the year ended
      December 31, 2001, were as follows:

            Global Dollar Government Portfolio............................2.37%
            High-Yield Portfolio..........................................1.51%
            International Portfolio.......................................1.44%
            AllianceBernstein International Value Portfolio...............8.41%
            Americas Government Income Portfolio..........................1.15%
            Quasar Portfolio..............................................1.16%
            AllianceBernstein Real Estate Investment Portfolio............1.39%
            AllianceBernstein Small Cap Value Portfolio...................2.65%
            AllianceBernstein Value Portfolio (Class B)...................2.47%
            Worldwide Privatization Portfolio.............................1.65%

Examples

You would pay the following maximum expenses on a $1,000 investment, assuming 5% growth:

                                                             If you surrender after:

                                                             1 Year     3 Years      5 Years     10 Years
                                                             ------     -------      -------     --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $86        $144         $204         $352
Global Dollar Government Portfolio                            $85        $141         $199         $341
Growth Portfolio (Class B)                                    $87        $145         $206         $356
Growth and Income Portfolio (Class B)                         $85        $140         $197         $338
High-Yield Portfolio                                          $85        $141         $199         $341
International Portfolio                                       $85        $141         $199         $341
AllianceBernstein International Value Portfolio               $85        $141         $199         $341
Money Market Portfolio (Class B)                              $85        $139         $196         $336
Americas Government Income Portfolio                          $85        $141         $199         $341
Premier Growth Portfolio (Class B)                            $89        $151         $215         $372
Quasar Portfolio                                              $85        $141         $199         $341
AllianceBernstein Real Estate Investment Portfolio            $85        $141         $199         $341
AllianceBernstein Small Cap Value Portfolio                   $85        $141         $199         $341
Technology Portfolio (Class B)                                $89        $152         $217         $376
Total Return Portfolio                                        $84        $136         $190         $325
U.S. Government/High Grade Securities Portfolio               $85        $139         $196         $336
AllianceBernstein Utility Income Portfolio                    $86        $143         $202         $348
AllianceBernstein Value Portfolio (Class B)                   $88        $148         $211         $364
Worldwide Privatization Portfolio                             $85        $141         $199         $341

                                                             If you annuitize or do not surrender after:

                                                             1 Year     3 Years      5 Years     10 Years
                                                             ------     -------      -------     --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $32        $99          $168         $352
Global Dollar Government Portfolio                            $31        $96          $163         $341
Growth Portfolio (Class B)                                    $33        $100         $170         $356
Growth and Income Portfolio (Class B)                         $31        $95          $161         $338
High-Yield Portfolio                                          $31        $96          $163         $341
International Portfolio                                       $31        $96          $163         $341
AllianceBernstein International Value Portfolio               $31        $96          $163         $341
Money Market Portfolio (Class B)                              $31        $94          $160         $336
Americas Government Income Portfolio                          $31        $96          $163         $341
Premier Growth Portfolio (Class B)                            $35        $106         $179         $372
Quasar Portfolio                                              $31        $96          $163         $341
AllianceBernstein Real Estate Investment Portfolio            $31        $96          $163         $341
AllianceBernstein Small Cap Value Portfolio                   $31        $96          $163         $341
Technology Portfolio (Class B)                                $35        $107         $181         $376
Total Return Portfolio                                        $30        $91          $154         $325
U.S. Government/High Grade Securities Portfolio               $31        $96          $163         $341
AllianceBernstein Utility Income Portfolio                    $32        $98          $166         $348
AllianceBernstein Value Portfolio (Class B)                   $34        $103         $175         $364
Worldwide Privatization Portfolio                             $31        $96          $163         $341

If you do not select an optional death benefit, you would pay the following expenses on a $1,000 investment, assuming 5% growth:

                                                             If you surrender after:

                                                             1 Year     3 Years      5 Years     10 Years
                                                             ------     -------      -------     --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $81        $128         $177         $300
Global Dollar Government Portfolio                            $80        $124         $172         $289
Growth Portfolio (Class B)                                    $81        $129         $179         $304
Growth and Income Portfolio (Class B)                         $80        $123         $170         $286
High-Yield Portfolio                                          $80        $124         $172         $289
International Portfolio                                       $80        $124         $172         $289
AllianceBernstein International Value Portfolio               $80        $124         $172         $289
Money Market Portfolio (Class B)                              $79        $123         $169         $284
Americas Government Income Portfolio                          $80        $124         $172         $289
Premier Growth Portfolio (Class B)                            $83        $134         $188         $321
Quasar Portfolio                                              $80        $124         $172         $289
AllianceBernstein Real Estate Investment Portfolio            $80        $124         $172         $289
AllianceBernstein Small Cap Value Portfolio                   $80        $124         $172         $289
Technology Portfolio (Class B)                                $84        $136         $190         $325
Total Return Portfolio                                        $78        $119         $163         $272
U.S. Government/High Grade Securities Portfolio               $79        $123         $169         $283
AllianceBernstein Utility Income Portfolio                    $81        $126         $175         $295
AllianceBernstein Value Portfolio (Class B)                   $82        $132         $184         $313
Worldwide Privatization Portfolio                             $80        $124         $172         $289

                                                              If you annuitize or do not surrender after:

                                                             1 Year     3 Years      5 Years     10 Years
                                                             ------     -------      -------     --------
Alliance Variable Products Series Fund, Inc.
Global Bond Portfolio                                         $27        $83          $141         $300
Global Dollar Government Portfolio                            $26        $79          $136         $289
Growth Portfolio (Class B)                                    $27        $84          $143         $304
Growth and Income Portfolio (Class B)                         $26        $79          $136         $289
High-Yield Portfolio                                          $26        $79          $136         $289
International Portfolio                                       $26        $79          $136         $289
AllianceBernstein International Value Portfolio               $26        $79          $136         $289
Money Market Portfolio (Class B)                              $25        $78          $133         $284
Americas Government Income Portfolio                          $26        $79          $136         $289
Premier Growth Portfolio (Class B)                            $29        $89          $152         $321
Quasar Portfolio                                              $26        $79          $136         $289
AllianceBernstein Real Estate Investment Portfolio            $26        $79          $136         $289
AllianceBernstein Small Cap Value Portfolio                   $26        $79          $136         $289
Technology Portfolio (Class B)                                $30        $91          $154         $325
Total Return Portfolio                                        $24        $74          $127         $272
U.S. Government/High Grade Securities Portfolio               $25        $78          $133         $283
AllianceBernstein Utility Income Portfolio                    $27        $81          $139         $295
AllianceBernstein Value Portfolio (Class B)                   $28        $87          $148         $313
Worldwide Privatization Portfolio                             $26        $79          $136         $289

The purpose of the tables and examples above is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect expenses of the variable account and the portfolios, but do not reflect a deduction for premium taxes. The first set of examples assumes the maximum variable account charges in the amount of 2.15%, including all optional benefit charges. The second set of examples reflects expenses of the variable account in the amount of 1.60%, which does not include any optional benefit charges. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

================================================================================
                         CONDENSED FINANCIAL INFORMATION
================================================================================

Historical accumulation unit values are contained in the appendix.

================================================================================
                                  THE CONTRACT
================================================================================

General Description

An annuity is a contract between you, as the owner, and a life insurance company. The contract provides tax deferral for your earnings, which means your earnings accumulate on a tax-deferred basis until you take money out of your contract. It also provides a death benefit and a guaranteed income in the form of annuity payments beginning on a date you select. Until you, or another person you select as the Annuitant, begin to receive annuity payments, your annuity is in the accumulation phase. The income phase starts when we begin making annuity payments. If you die during the accumulation phase, we guarantee a death benefit to the surviving joint owner, if applicable, or to your beneficiary.

The contract is called a variable annuity because you can allocate your money among variable investment options. Each subaccount of our variable account invests in shares of a corresponding portfolio of a mutual fund. Depending on market conditions, the various portfolios may make or lose money. If you allocate money to the portfolios, your Contract Value during the accumulation phase will depend on their investment performance. In addition, the amount of the variable annuity payments you may receive will depend on the investment performance of the portfolios you select for the income phase.

The contract also has a fixed investment option that is part of our general account. Premium you allocate to the fixed investment option will earn interest at a fixed rate that we set. We guarantee the interest rate will never be less than 3%. Your Contract Value in the general account during the accumulation phase will depend on the total interest we credit. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

Purchasing a Contract

Premium is the money you give us as payment to buy the contract, as well as any additional money you give us to invest in the contract after you own it. The minimum initial investment for both qualified and non-qualified contracts is $2,000. You may add premium payments of $1,000 or more to your contract at any time during the accumulation phase. You can pay scheduled subsequent premium of $100 or more per month by enrolling in an automatic investment plan.

We may refuse any premium. In general, we will not issue a contract to anyone who is over age 80.

Allocation of Premium

When you purchase a contract, you will tell us how to allocate your initial premium among the investment options. We will allocate additional premium in the same way unless you tell us otherwise.

At the time of application, we must receive your initial premium at our Administrative Office before the contract will be effective. We will issue your contract and allocate your initial premium within two business days. If you do not give us all the necessary information we need to issue the contract, we will contact you to obtain it. If we are unable to complete this process within five business days, we will send your money back unless you allow us to keep it until we get all the necessary information.

Premium Enhancement

For each premium payment you make, we will add a Premium Enhancement to your contract equal to a maximum of 4% of that premium payment. We will allocate the Premium Enhancement pro rata among the investment options in the same proportion as the corresponding premium payment. We may discontinue offering a Premium Enhancement on additional premium payments at our discretion.

Premium Enhancements are not part of the amount refunded to you if you cancel your contract during the right to examine period. Premium Enhancements are not included in amounts payable as a death benefit or upon surrender during the first twenty-four months after receipt. If you make a partial surrender during the twenty-four month period following receipt of a Premium Enhancement, except as part of our systematic withdrawal program, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value.

Under certain circumstances, receipt of the Premium Enhancement may have a negative effect on the investment performance of the portion of your contract allocated to the variable investment options. If your Contract Value decreases due to market conditions during the twenty-four months after receipt of a Premium Enhancement and, during that time, you surrender your contract or you die, the amount payable will be lower than it would have been had you not received a Premium Enhancement. In the case of a partial surrender under those conditions and during that time, the Contract Value that remains after the partial surrender will be lower than it would have been had you not received a Premium Enhancement.

The contract has an additional .20% distribution charge that is not deducted as part of a similar contract we offer without a Premium Enhancement. This charge is additional revenue to us and we use it to recover our costs in providing the Premium Enhancement.

Right to Examine Contract

If you change your mind about owning this contract, you can cancel it within ten days after receiving it (or longer if required by state law) by mailing it back to our Administrative Office c/o Delaware Valley Financial Services, Inc., P.O. Box 3031, Berwyn, PA 19312-0031. You will receive your Contract Value, less any Premium Enhancement, as of the day we receive your request, which may be more or less than the money you initially invested.

In certain states or if you purchase your contract as an individual retirement annuity, we may be required to return your premium. If you cancel your contract during the right to examine period, we will return to you an amount equal to your premium payments less any partial surrender.

Accumulation Units

The value of an Accumulation Unit may go up or down from day to day. When you pay a premium, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of premium allocated to a subaccount by the value of the Accumulation Unit for that subaccount. We calculate the value of an Accumulation Unit as of the close of business of the New York Stock Exchange ("NYSE") on each day that the NYSE is open for trading. Except in the case of initial premium, we credit Accumulation Units to your contract at the value next calculated after we receive your premium at our Administrative Office.

The Accumulation Unit value for each portfolio will vary from one valuation period to the next based on the investment experience of the assets in the portfolio and the deduction of certain charges and expenses. The SAI contains a detailed explanation of how Accumulation Units are valued.

Your value in any portfolio is determined by multiplying its unit value by the number of units you own. Your value within the variable investment options is the sum of your values in all the portfolios. The total value of your contract, referred to as the Contract Value, equals your value in the variable investment options plus your value in the fixed investment option.

Transfers During the Accumulation Phase

You can transfer money among the investment options by written request or by telephone. You can make twelve transfers every Contract Year without charge. There is a $10 transfer fee for each transfer over twelve in a Contract Year. Transfers as a result of dollar cost averaging or asset rebalancing are not counted against your twelve free transfers.

The minimum amount you can transfer is the lesser of $1,000 or the entire value in the investment option. You cannot make a partial transfer if, after the transfer, there would be less than $1,000 in the investment option from which the transfer is being made. Your transfer request must clearly state which investment options are involved and the amount of the transfer.

We will accept transfers by telephone from you, your representative or anyone else designated by you. Neither we nor the fund will be liable for following telephone instructions we reasonably believe to be genuine or for any loss, damage, cost or expense in acting on such instructions. We have procedures in place to provide reasonable assurance that telephone instructions are genuine.

We reserve the right to modify, suspend or terminate the transfer provisions at any time.

Dollar Cost Averaging

The contract has a feature that allows you to dollar cost average your allocations to the portfolios by authorizing us to make periodic allocations of Contract Value from either the money market portfolio or the fixed investment option to one or more of the other portfolios. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. It will result in the reallocation of Contract Value to one or more portfolios and these amounts will be credited at the Accumulation Unit value as of the Valuation Dates on which the exchanges are effected. The amounts exchanged from a portfolio will result in a debiting of a greater number of units when the Accumulation Unit value is low and a lower number of units when the Accumulation Unit value is high.

To elect dollar cost averaging, your Contract Value must be at least $12,000. You must send us a completed dollar cost averaging request form, which is available from the Administrative Office. We will not consider your request unless your Contract Value is at least the required amount or the premium submitted at least $12,000.

In addition to the dollar cost averaging program described above, we also offer six-month and twelve-month dollar cost averaging programs that are available only for new premium payments of at least $12,000. Either initial premium or subsequent premium payments are eligible for these programs. You may not include existing Contract Value in the six-month or twelve-month dollar cost averaging program.

If you select either program, your premium will be allocated to the DCA account. The DCA account is a guaranteed account available for the six-month and twelve-month dollar cost averaging programs. Your contract value in the DCA account will earn interest at a rate guaranteed for six months or twelve months, as applicable, from the date we receive your new premium. The interest rate applicable to each account varies. Therefore, each premium allocation to either of these programs may earn interest at a different rate. The full amount of the premium you allocate to the DCA account will be transferred on a monthly basis over either a six-month or twelve-month period, as applicable, into portfolios you have chosen. The monthly amount transferred from the DCA account is either one-sixth or one-twelfth of the premium allocated to it depending on which program you select. You may not change the amount or frequency of transfers under either program.

The interest rate credited to the DCA account may be different from the interest rate credited to the fixed investment option. If the dollar cost averaging program is terminated, we will automatically transfer any Contract Value remaining in the DCA account to the fixed investment option. Please note that the six-month and twelve-month dollar cost averaging programs may not be available in your state. Please contact us for more information.

There is no charge for any dollar cost averaging program. In addition, your periodic transfers under a dollar cost averaging program are not counted against your twelve free transfers per Contract Year. We reserve the right to modify, suspend or terminate any dollar cost averaging program at any time. Dollar cost averaging does not guarantee profits, nor does it assure you will not have losses.

Asset Rebalancing

Once your premium has been allocated among the investment options, the earnings may cause the percentage invested in each investment option to differ from your allocation instructions. You can direct us to automatically rebalance your contract to return to your allocation percentages by selecting our asset rebalancing program. Rebalancing may be on a monthly, quarterly, semiannual or annual basis. The minimum amount of each rebalancing is $1,000.

There is no charge for asset rebalancing. In addition, a rebalancing is not counted against your twelve free transfers each Contract Year. We reserve the right to modify, suspend or terminate this program at anytime. We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

================================================================================
                               INVESTMENT OPTIONS
================================================================================

Variable Investment Options

Variable Account I

Our board of directors authorized the organization of the variable account in 1986. The variable account is maintained pursuant to Delaware insurance law and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). However, the SEC does not supervise the management or the investment practices of the variable account.

We own the assets in the variable account and use them to support the variable portion of your contract and other variable annuity contracts described in other prospectuses. The variable account's assets are separate from our other assets and are not chargeable with liabilities arising out of any other business we conduct. Income, gains or losses, whether or not realized, are credited to or charged against the subaccounts of the variable account without regard to income, gains or losses arising out of any of our other business. As a result, the investment performance of each subaccount of the variable account is entirely independent of the investment performance of our general account and of any of our other variable accounts.

The variable account is divided into subaccounts, each of which invests in shares of a different portfolio of a mutual fund. The variable account maintains subaccounts that are not available under the contract. We may, from time to time, add or remove subaccounts and the corresponding portfolios. No substitution of shares of one portfolio for another will be made until you have been notified and the SEC has approved the change. If deemed to be in the best interest of persons having voting rights under the contract, the variable account may be operated as a management company under the 1940 Act, may be deregistered under that Act in the event such registration is no longer required, or may be combined with one or more other variable accounts.

The Fund and Its Portfolios

The Alliance Variable Products Series Fund, Inc. is a mutual fund registered with the SEC. It has additional portfolios that are not available under the contract.

You should carefully read the fund's prospectus before investing. The fund prospectus is attached to this prospectus and contains information regarding management of the portfolios, investment objectives, investment advisory fees and other charges. The prospectus also discusses the risks involved in investing in the portfolios. Below is a summary of the investment objectives of the portfolios available under the contract. There is no assurance that any of these portfolios will achieve its stated objectives.

Global Bond Portfolio seeks a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high quality debt securities denominated in the U.S. dollar and a range of foreign currencies

Global Dollar Government Portfolio seeks a high level of current income and, secondarily, capital appreciation.

Growth Portfolio (Class B) seeks to provide long-term growth of capital. Current income is incidental to the portfolio's objective.

Growth and Income Portfolio (Class B) seeks reasonable current income and reasonable opportunities for appreciation through investments primarily in dividend-paying common stocks of good quality.

High-Yield Portfolio seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

International Portfolio seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (or companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

AllianceBernstein International Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of non-U.S. equity securities with an emphasis on companies that the adviser believes are undervalued.

Money Market Portfolio (Class B) seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

Americas Government Income Portfolio seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the governments of the United States, Canada or Mexico, their political subdivisions (including Canadian Provinces, but excluding states of the United States), agencies, instrumentalities or authorities.

Premier Growth Portfolio (Class B) seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the portfolio's objective.

AllianceBernstein Real Estate Investment Portfolio seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Small Cap Value Portfolio seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations with an emphasis on companies that the adviser believes are undervalued.

Technology Portfolio (Class B) seeks growth of capital. Current income is incidental to the portfolio's objective.

Total Return Portfolio seeks to achieve a high return through a combination of current income and capital appreciation.

U.S. Government/High Grade Securities Portfolio seeks high current income consistent with preservation of capital.

AllianceBernstein Utility Income Portfolio seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

AllianceBernstein Value Portfolio (Class B) seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that the adviser believes are undervalued.

Worldwide Privatization Portfolio seeks long-term capital appreciation.

Alliance Capital Management L.P. may compensate us for providing administrative services in connection with the portfolios that are offered under the contract. Such compensation is paid from its assets.

Fixed Investment Option

Premium you allocate to the fixed investment option is guaranteed and goes into our general account. The general account is not registered with the SEC. The general account is invested in assets permitted by state insurance law. It is made up of all of our assets other than assets attributable to our variable accounts. Unlike our variable account assets, assets in the general account are subject to claims of owners like you, as well as claims made by our other creditors. The Premium Enhancement is funded from our general account.

We credit money allocated to the fixed investment option with interest on a daily basis at the guaranteed rate then in effect. The rate of interest to be credited to the general account is determined wholly within our discretion. However, the rate will not be changed more than once per year. The interest rate will never be less than 3%.

If you allocate premium to the fixed investment option, the fixed portion of your Contract Value during the accumulation phase will depend on the total interest we credit to your contract. During the income phase, each annuity payment you receive from the fixed portion of your contract will be for the same amount.

We reserve the right to delay any payment from the general account for up to six months from the date we receive the request at our Administrative Office, as permitted by law.

================================================================================
                             CHARGES AND DEDUCTIONS
================================================================================

Insurance Charges

Each day, we deduct insurance charges from your Contract Value. This is done as part of our calculation of the value of Accumulation Units during the accumulation phase and of Annuity Units during the income phase. The insurance charges are the mortality and expense risk charge, the administrative charge, and the charges for the optional death benefits described under "Death Benefit."

Mortality and Expense Risk Charge

The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the daily value of the variable portion of your contract. We will not increase this charge. It compensates us for assuming the risks associated with our obligations to make annuity payments, provide the death benefit, and cover the cost of administering the contract. If the charges under the contract are not sufficient, we will bear the loss. If the charges are sufficient, we will keep the balance of this charge as profit.

Administrative Charge

The administrative charge is equal, on an annual basis, to 0.15% of the daily value of the variable portion of your contract. It compensates us for our administrative expenses, which include preparing the contract, confirmations and statements, and maintaining contract records. If this charge is not enough to cover the costs of administering the contract, we will bear the loss.

Distribution Charge

The distribution charge is equal, on an annual basis, to 0.20% of the daily value of the variable portion of your contract. It compensates us for certain sales distribution expenses relating to the contract. If this charge is not enough to cover these costs, we will bear the loss.

Optional Death Benefit Charges

If you elect an optional death benefit, we will calculate and deduct a charge against the assets in the variable account equal to an annual charge as shown below.

Annual Ratchet Plan                                     0.10%

Equity Assurance Plan

            Attained Age 0-59                           0.07%
            Attained Age 60+                            0.20%

Estate Benefit Payment                                  0.20%

Accidental Death Benefit                                0.05%

Surrender Charge

If you surrender your contract prior to the Annuity Date during the first seven years after a premium payment, we will assess a surrender charge as a percentage of premium withdrawn as shown below:
--------------------------------------------------------------------------------
Premium Year         1      2      3      4      5      6      7    Thereafter
--------------------------------------------------------------------------------
Surrender Charge     6%     6%     5%     5%     4%     3%     2%      None
--------------------------------------------------------------------------------

For purposes of calculating the surrender charge, we treat surrenders as coming from the oldest premiums first (i.e., first-in, first-out). However, we will not assess a surrender charge on that portion of a surrender equal to the greater of:

      (1)   the Contract Value less premium paid, or

      (2)   up to 10% of premium paid, less the amount of any prior surrender.

You will not receive the benefit of this "free withdrawal amount" if you participate in the systematic withdrawal program. If you make a partial surrender, we will deduct the surrender charge, if any, pro rata from the remaining value in your contract. If insufficient value remains in your contract, then we will deduct the surrender charge from the amount you are to receive as a result of your surrender request. Likewise, we will deduct a surrender charge on a full surrender from the amount you are to receive.

Premium Taxes

We will deduct from your Contract Value any premium tax imposed by the state or locality where you reside. Premium taxes currently imposed on the contract by various states range from 0% to 3.5% of premiums paid. These taxes are due either when premium is paid or when annuity payments begin. It is our current practice to charge you for these taxes when annuity payments begin or if you surrender the contract in full. In the future, we may discontinue this practice and assess the tax when it is due or upon the payment of the death benefit.

Income Taxes

Although we do not currently deduct any charges for income taxes attributable to your contract, we reserve the right to do so in the future.

Fund Expenses

There are deductions from and expenses paid out of the assets of the various portfolios. These charges are described in the prospectus for the Alliance Variable Products Series Fund, Inc. and are summarized in the fee table.

Reduction or Elimination of Certain Charges and Additional Amounts Credited

We may reduce or eliminate the surrender charge or the administrative charge or change the minimum premium requirement when the contract is sold to groups of individuals under circumstances that reduce our sales expenses. We may also vary the Premium Enhancement paid. We will determine the eligibility of such groups by considering factors such as:

      (1)   the size of the group;

      (2)   the total amount of premium we expect to receive from the group;

      (3) the nature of the purchase and the persistency we expect in that group;

      (4) the purpose of the purchase and whether that purpose makes it likely that expenses will be reduced; and

      (5) any other circumstances that we believe are relevant in determining whether reduced sales expenses may be expected.

We may also waive or reduce the surrender charge in connection with contracts sold to employees, employees of affiliates, registered representatives, employees of broker-dealers which have a current selling agreement with us, and immediate family members of those persons. Any reduction or waiver may be withdrawn or modified by us.

================================================================================
                              ACCESS TO YOUR MONEY
================================================================================

Generally

Contract Value, less any Premium Enhancement paid during the prior twenty-four months, is available in the following ways:

      o by surrendering all or part of your Contract Value during the accumulation phase;

      o     by receiving annuity payments during the income phase;

      o     when we pay a death benefit.

Surrenders

Generally, surrenders are subject to a surrender charge and, if it is a full surrender, premium taxes. Surrenders may also be subject to income tax and a penalty tax.

To make a surrender you must send a complete and detailed written request to our Administrative Office. We will calculate your surrender as of the close of business of the NYSE at the value next determined after we receive your request. To surrender your entire Contract Value, you must also send us your contract.

Under most circumstances, partial surrenders must be for a minimum of $500. We require that your Contract Value be at least $2,000 after the partial surrender. If the Contract Value would be less than $2,000 as a result of a partial surrender, we may cancel the contract. Unless you provide us with different instructions, partial surrenders will be made pro rata from each investment option in which your contract is invested. If you make a partial surrender in an amount greater than your free withdrawal amount during the twenty-four month period following receipt of a Premium Enhancement, we will reduce the Premium Enhancement in the same proportion and deduct it from your Contract Value. This reduction does not apply to withdrawals you make as part of our systematic withdrawal program.

We may be required to suspend or postpone the payment of a surrender for an undetermined period of time when:

      o the NYSE is closed (other than a customary weekend and holiday closings);

      o     trading on the NYSE is restricted;

      o an emergency exists such that disposal of or determination of the value of shares of the portfolios is not reasonably practicable;

      o     the SEC, by order, so permits for the protection of owners.

Systematic Withdrawal Program

The systematic withdrawal program allows you to make regularly scheduled withdrawals from your Contract Value of at least $200 each on a monthly, quarterly, semiannual, or annual basis. In order to initiate the program, your Contract Value must be at least $24,000. A maximum of 10% of your Contract Value may be withdrawn in a Contract Year.

Surrender charges are not imposed on withdrawals under this program, nor is there any charge for participating in this program. We will not reduce any Premium Enhancement as a result of a withdrawal under this program. You may not elect this program if you have made a partial surrender earlier in the same Contract Year. In addition, the free withdrawal amount is not available in connection with partial surrenders you make while participating in the systematic withdrawal program. You will be entitled to the free withdrawal amount on and after the Contract Anniversary next following the termination of the systematic withdrawal program.

Systematic withdrawals will begin on the first scheduled withdrawal date selected by you following the date we process your request. In the event that your value in a specified portfolio or the fixed investment option is not sufficient to make a withdrawal or if your request for systematic withdrawal does not specify the investment options from which to deduct withdrawals, withdrawals will be deducted pro rata from your Contract Value in each portfolio and the fixed investment option.

You may cancel the systematic withdrawal program at any time by written request. It will be cancelled automatically if your Contract Value falls below $1,000. In the event the systematic withdrawal program is canceled, you may not elect to participate in the program again until the next Contract Anniversary.

If your contract is issued in connection with an individual retirement annuity or 403(b) Plan, you are cautioned that your rights to implement a systematic withdrawal program may be subject to the terms and conditions of your plan, regardless of the terms and conditions of your contract. Moreover, implementation of the systematic withdrawal program may subject you to adverse tax consequences, including a 10% tax penalty if you are under age 59 1/2. See "Taxes" for a discussion of the various tax consequences.

For information, including the necessary enrollment form, please check with our Administrative Office. We reserve the right to modify, suspend or terminate this program at any time.

================================================================================
                                ANNUITY PAYMENTS
================================================================================

Generally

Beginning on the Annuity Date, the Annuitant will receive monthly annuity payments. You may choose annuity payments that are fixed, variable or a combination of fixed and variable.

You select the Annuity Date, which must be the first day of a month and must be at least one year after we issue your contract. You may change the Annuity Date at least 30 days before payments are to begin. However, annuity payments must begin by the first day of the month following the Annuitant's 90th birthday. Certain states may require that annuity payments begin prior to such date and we must comply with those requirements.

You may change the Annuitant at any time prior to the Annuity Date. If you are not the Annuitant and the Annuitant dies before the Annuity Date, you must notify us and designate a new Annuitant.

Annuity Options

The contract offers three annuity options described below. Other annuity options may be made available, including other guarantee periods and options without life contingencies, subject to our discretion. If you do not choose an annuity option, we will make annuity payments in accordance with option 2. However, if the annuity payments are for joint lives, we will make payments in accordance with option 3. Where permitted by state law, we may pay the annuity in one lump sum if your Contract Value is less than $2,000. In addition, if your annuity payments would be less than $100 per month, we have the right to change the frequency of your payment to be on a semiannual or annual basis so that the payments are at least $100.

Option 1 - Life Income

Under this option, we will make monthly annuity payments as long as the Annuitant is alive. Annuity payments stop when the Annuitant dies.

Option 2 - Life Income With 10 Year Guarantee

Under this option, we will make monthly annuity payments as long as the Annuitant is alive with the additional guarantee that payments will be made for a period you select of at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be paid to the beneficiary for the remainder of the period.

Option 3 - Joint and Last Survivor Annuity

Under this option, we will make monthly annuity payments as long as either the Annuitant or Joint Annuitant is alive. Upon the death of the Annuitant, we will continue to make annuity payments so long as the Joint Annuitant is alive.

Variable Annuity Payments

If you choose to have any portion of your annuity payments based on the variable investment options, the amount of your payments will depend upon:

      o     your Contract Value in the portfolios on the Annuity Date;

      o the 5% assumed investment rate used in the annuity table for the contract;

      o     the performance of the portfolios you selected;

      o     the annuity option you selected.

If the actual performance exceeds the 5% assumed rate, the annuity payments will increase. Similarly, if the actual rate is less than 5%, the annuity payments will decrease. The SAI contains more information.

Transfers During Income Phase

Transfers during the income phase are subject to the same limitations as transfers during the accumulation phase. See "The Contract - Transfers During Accumulation Phase." However, you may only make one transfer each month and you may only transfer money among the variable investment options. You may not transfer money from the fixed investment option to the variable investment options or from the variable investment options to the fixed investment option.

Deferment of Payments

We may defer making fixed annuity payments for up to six months subject to state law. We will credit interest to you during the deferral period.

================================================================================
                                  DEATH BENEFIT
================================================================================

Death of Owner Before the Annuity Date

If you die before the Annuity Date and the contract is jointly owned, the death benefit is payable to the surviving joint owner. If you die before the Annuity Date and there is no surviving joint owner, the benefit is payable to the beneficiary. We will determine the value of the death benefit as of the date we receive proof of death in a form acceptable to us. If ownership is changed from one natural person to another natural person, the death benefit will equal the Contract Value. If the surviving joint owner, if any, or designated beneficiary is your spouse, he or she can elect to continue the contract and become the owner. We determine the amount of the death benefit based on the death benefit option you select at the time of application, if any, and calculate it in accordance with the terms of that option as described below. The amount of the death benefit will never be less than the traditional death benefit. If you select both the annual ratchet plan and the equity assurance plan, the death benefit will be the greatest of the traditional death benefit, the annual ratchet plan, or the equity assurance plan. The estate benefit payment and/or the accidental death benefit, as applicable, will be paid in addition to any other benefit. Not all death benefit options may be available in all states.

Traditional Death Benefit

Under the traditional death benefit, we will pay the amount equal to the greatest of:

      (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The traditional death benefit will be paid unless you specify otherwise.

Optional Death Benefits

Annual Ratchet Plan.  We will pay a death benefit equal to the greatest of:

      (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

      (2) the total of all premium paid reduced proportionally by any surrenders in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3) the greatest Contract Value at any Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender, plus any premiums paid subsequent to that Contract Anniversary.

The annual ratchet plan will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the annual ratchet plan is shown in your contract.

The annual ratchet plan will cease to be in effect when we receive your written request to discontinue it.

Equity Assurance Plan.  We will pay a death benefit equal to the greatest of:

      (1) the Contract Value, less any Premium Enhancement paid during the twenty-four months prior to the date of death;

      (2) the greatest Contract Value at any seventh Contract Anniversary, less any Premium Enhancement paid during the twenty-four months prior to the date of death, plus any premium paid subsequent to the Contract Anniversary reduced proportionally by any surrenders subsequent to that Contract Anniversary in the same proportion that the Contract Value was reduced on the date of a surrender; or

      (3)   an amount equal to (a) plus (b) where:

            (a) is equal to the total of all premium paid on or before the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below and then accumulated at the compound interest rates shown below for the number of completed years, not to exceed 10, from the date of receipt of each premium to the earlier of the date of death or the first Contract Anniversary following your 85th birthday:

                  o 0% per annum if death occurs during the 1st through 24th month from the date of premium payment;

                  o 2% per annum if death occurs during the 25th through 48th month from the date of premium payment;

                  o 4% per annum if death occurs during the 49th through 72nd month from the date of premium payment;

                  o 6% per annum if death occurs during the 73rd through 96th month from the date of premium payment;

                  o 8% per annum if death occurs during the 97th through 120th month from the date of premium payment;

                  o 10% per annum (for a maximum of 10 years) if death occurs more than 120 months from the date of premium payment; and

            (b) is equal to all premium paid after the first Contract Anniversary following your 85th birthday, adjusted for surrenders as described below.

In determining the death benefit, for each surrender we will make a proportionate reduction to each premium paid prior to the surrender. The proportion is determined by dividing the amount of the Contract Value surrendered, less any Premium Enhancement paid during the twenty-four months prior to the date of death, by the Contract Value immediately prior to the surrender, less any Premium Enhancement paid during the twenty-four months prior to the date of death.

The equity assurance plan, which we only issue up to age 75, will be in effect if:

(1)   you select it on your application; and

(2)   the charge for the equity assurance plan is shown in your contract.

The equity assurance plan will cease to be in effect when we receive your written request to discontinue it or upon the allocation of Contract Value to either the money market portfolio or fixed investment option unless such allocation is made as part of dollar cost averaging.

Estate Benefit Payment. If you select the estate benefit payment, we will pay it in addition to any other death benefit in effect at the time of your death. If selected, we will increase the death benefit otherwise payable upon your death by the amount of the estate benefit payment determined as follows:

      o If you are age 60 or younger on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 70% of net premium or (b) 70% of the Contract Value less net premium.

      o If you are between ages 61 and 70 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 50% of net premium or (b) 50% of the Contract Value less net premium.

      o If you are between ages 71 and 80 on the effective date of your contract, the estate benefit payment will equal the lesser of (a) 30% of net premium or (b) 30% of the Contract Value less net premium.

If upon your death your spouse elects to continue the contract in his or her name, the spouse's age as of the date of your death will be the age we use to determine the amount of estate benefit payment payable upon the spouse's death. The estate benefit payment will not be available if your spouse is older than 80 as of the date of your death.

Net premium is equal to the total of all premium paid after adjusting each premium for surrenders. We adjust each premium by making a proportionate reduction from the amount of the premium prior to the surrender. We determine the proportion by dividing the amount of the Contract Value surrendered by the Contract Value immediately prior to each surrender.

The estate benefit payment will be in effect if:

      (1)   you select it on your application; and

      (2)   the charge for the estate benefit payment is shown in your contract.

The estate benefit payment will cease to be in effect when we receive your written request to discontinue it.

Accidental Death Benefit. If you select the accidental death benefit at the time of application, we will pay it in addition to any other death benefit in effect at the time of your death. The accidental death benefit is not available if the contract is used in connection with an individual retirement annuity. If selected at the time of application, the accidental death benefit payable under this option will be equal to the lesser of:

      (1) the Contract Value as of the date the death benefit is determined, less any Premium Enhancement paid during the twenty-four months prior to the date of death; or

      (2)   $250,000.

The accidental death benefit is payable if you die as a result of injury prior to the Contract Anniversary following your 75th birthday. The death must also occur before the Annuity Date and within 365 days of the date of the accident that caused the injury. The accidental death benefit does not apply to the death of a surviving joint owner.

The accidental death benefit will not be paid for any death caused by or resulting (in whole or in part) from the following:

      o suicide or attempted suicide, while sane or insane, or intentionally self-inflicted injuries;

      o sickness, disease or bacterial infection of any kind, except pyogenic infections which occur as a result of an injury or bacterial infections which result from the accidental ingestion of contaminated substances;

      o     hernia;

      o injury sustained as a consequence of riding in, including boarding or alighting from, any vehicle or device used for aerial navigation except if you are a passenger on any aircraft licensed for the transportation of passengers;

      o     declared or undeclared war or any act thereof; or

      o     service in the military, naval or air service of any country.

The accidental death benefit will be in effect if:

      (1)   you select it on your application; and

      (2) the charge for the accidental death benefit is shown in your contract.

The accidental death benefit will cease to be in effect upon the Contract Anniversary following your 75th birthday, or when we receive your written request to discontinue it.

Payment to Surviving Joint Owner or Beneficiary

Upon your death if prior to the Annuity Date, the surviving joint owner or the beneficiary, as applicable, may elect the death benefit to be paid as follows:

      (1) payment of the entire death benefit within five years of the date of your death; or

      (2) payment over the recipient's lifetime with distribution beginning within one year of your date of death.

If no payment option is elected within sixty days of our receipt of proof of your death, a single sum settlement will be made at the end of the sixty-day period following such receipt. Upon payment of a death benefit, the contract will end.

Death of Owner After the Annuity Date

If you are not the Annuitant, and if your death occurs on or after the Annuity Date, no death benefit will be payable under the contract. Any guaranteed payments remaining unpaid will continue to be paid to the Annuitant pursuant to the annuity option in force at the date of your death. If the contract is not owned by an individual, the Annuitant will be treated as the owner and any change of the named Annuitant will be treated as if the owner died.

Death of Annuitant

Before the Annuity Date

If you are not the Annuitant, and if the Annuitant dies before the Annuity Date, you may name a new Annuitant. If you do not name a new Annuitant within sixty days after we are notified of the Annuitant's death, we will deem you to be the new Annuitant.

After the Annuity Date

If an Annuitant dies after the Annuity Date, the remaining payments, if any, will be as specified in the annuity option in effect when the Annuitant died. We will require proof of the Annuitant's death. The remaining benefit, if any, will be paid to the beneficiary at least as rapidly as under the method of distribution in effect at the Annuitant's death. If you were not the Annuitant and no beneficiary survives the Annuitant, we will pay any remaining benefit to you.

================================================================================
                                   PERFORMANCE
================================================================================

Occasionally, we may advertise certain performance information for one or more subaccounts, including average annual total return and yield information. A subaccount's performance information is based on its past performance only and is not intended as an indication of future performance.

When we advertise the average annual total return of a subaccount, it will be calculated for one, five, and ten year periods or, where a subaccount has been in existence for a period of less than one, five, or ten years, for such lesser period. Average annual total return is measured by comparing the value of the investment in a subaccount at the beginning of the relevant period to the value of the investment at the end of the period. It assumes the deduction of any surrender charge that would be payable if the contract was surrendered at the end of the period. Then the average annual compounded rate of return is calculated to produce the value of the investment at the end of the period. We may simultaneously present returns that do not reflect all of the contract charges or assume a surrender and, therefore, do not deduct a surrender charge.

When we advertise the yield of a subaccount we will calculate it based upon a given thirty-day period. The yield is determined by dividing the net investment income earned per Accumulation Unit during the period by the value of an Accumulation Unit on the last day of the period.

When we advertise the performance of the money market subaccount we may advertise the yield or the effective yield in addition to the average annual total return. The yield of the money market subaccount refers to the income generated by an investment in that subaccount over a seven-day period. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized the income earned by an investment in the money market subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

Average annual total return at the variable account level is lower than at the underlying portfolio level because it is reduced by all contract charges except optional benefit charges (i.e., surrender charge, mortality and expense risk charge, administrative charge, and distribution charge). Similarly, yield and effective yield at the variable account level are lower than at the portfolio level because they are also reduced by all contract charges except optional benefit charges.

Performance information for a subaccount may be compared to:

      (1) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, indices measuring corporate bond and government security prices as prepared by Lehman Brothers, Inc. and Salomon Brothers, or other indices measuring performance of a pertinent group of securities so that investors may compare a portfolio's results with those of a group of securities widely regarded by investors as representative of the securities markets in general;

      (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria;

      (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the contract; and

      (4) indices or averages of alternative financial products available to prospective investors, including the Bank Rate Monitor which monitors average returns of various bank instruments.

================================================================================
                                      TAXES
================================================================================

Introduction

The following discussion of federal income tax treatment is general in nature and is not intended as tax advice. This discussion is based on current law and interpretations, which may change. For a discussion of federal income taxes as they relate to the fund, please see the accompanying fund prospectus. No attempt is made to consider any applicable state or other tax laws. We do not guarantee the tax status of your contract.

Annuity Contracts in General

The Internal Revenue Code (the "Code") provides special rules regarding the tax treatment of annuity contracts. Generally, you will not be taxed on the earnings in an annuity contract until you take the money out. Different rules apply depending on how you take the money out and whether your contract is qualified or non-qualified, as explained below.

If you do not purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a non-qualified contract. If you purchase your contract under a retirement arrangement entitled to favorable federal income tax treatment, your contract is referred to as a qualified contract.

Tax Treatment of Distributions -- Non-Qualified Contracts

If you make a withdrawal from a non-qualified contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of premium, until all gain has been withdrawn. For annuity payments, any portion of each payment that is considered a return of your premium will not be taxed. There is a 10% tax penalty on any taxable amount you receive unless the amount received is paid:

      (1)   after you reach age 59 1/2;

      (2)   to your beneficiary after you die;

      (3)   after you become disabled;

      (4) as part of a series of substantially equal periodic payments made at least annually over the life or life expectancy of the owner, or the joint life expectancies of the owner and the beneficiary, provided such payments are made for the longer of five years or until the owner reaches age 59 1/2, and the distribution method is not changed during that time; or

      (5)   under an immediate annuity.

Distributions under the contract, including withdrawals, full surrenders, payments upon death, and annuity payments, are subject to tax as ordinary income when received.

Assignments

If you assign all or part of the contract as collateral for a loan, the part assigned will be treated as a withdrawal taxable as ordinary income to the extent there is gain in the contract. Please consult your tax adviser prior to making an assignment of the contract.

Gifts of Contracts

If you transfer a contract for less than full consideration, such as by gift, you will generally trigger tax on the gain in the contract. This rule does not apply to those transfers between spouses or incident to divorce.

Contracts Owned by Non-Natural Persons

If the contract is held by a non-natural person (for example, a corporation or trust), the contract is generally not treated as an annuity contract for federal income tax purposes, and the income on the contract (generally the excess of the Contract Value over the premium) is includable in income each year. The rule does not apply where the non-natural person is only the nominal owner, such as a trust or other entity acting as an agent for a natural person, and in other limited circumstances.

Distribution at Death Rules

Upon the death of the first owner of the contract to die, certain rules apply:

o If the owner dies on or after the Annuity Date, and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as quickly as the method in effect on the owner's death.

o If the owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death.

o If the beneficiary is a natural person, the interest may be annuitized over the life of that individual or over a period not extending beyond the life expectancy of that individual, so long as distributions commence within one year after the date of death.

o If the beneficiary is the spouse of the owner, the contract may be continued in the name of the spouse as owner.

o If the owner is not an individual, the death of the "primary annuitant" (as defined under the Code) is treated as the death of the owner. In addition, when the owner is not an individual, a change in the primary annuitant is treated as the death of the owner.

Section 1035 Exchanges

Code Section 1035 generally provides that no gain or loss shall be recognized on the exchange of an annuity contract for another annuity contract unless money or other property is distributed as part of the exchange. A replacement contract obtained in a tax-free exchange of contracts succeeds to the status of the surrendered contract. Special rules and procedures apply to Section 1035 transactions. Prospective owners wishing to take advantage of Section 1035 of the Code should consult their tax advisers.

Tax Treatment of Distributions -- Qualified Contracts

If you purchase your contract under a tax-favored retirement plan or account, your contract is referred to as a qualified contract. Examples of qualified plans or accounts are:

o     Individual Retirement Annuities ("IRAs");

o     Roth IRAs;

o Tax Deferred Annuities (governed by Code Section 403(b) and referred to as "403(b) Plans");

o     Keogh Plans; and

o Employer-sponsored pension and profit sharing arrangements such as 401(k) plans.

Withdrawals in General

Generally, with the exception of a Roth IRA, you have not paid any taxes on the premium used to buy a qualified contract or on any earnings. Therefore, any amount you take out as a withdrawal or as annuity payments will be taxable income. In addition, a 10% tax penalty may apply to the taxable part of a withdrawal received before age 59 1/2. Limited exceptions are provided, such as where amounts are paid in the form of a qualified life annuity, upon death or disability of the employee, to pay certain medical expenses, or, in some cases, upon separation from service on or after age 55.

Individual Retirement Annuities

Code Section 408 permits eligible individuals to contribute to an IRA. By attachment of an endorsement that reflects the limits of Code Section 408(b), the Contracts may be issued as an IRA. Contracts issued in connection with an IRA are subject to limitations on eligibility, maximum contributions, and time of distribution. Certain distributions from certain retirement plans qualifying for federal tax advantages may be rolled over into an IRA. In addition, distributions from an IRA may be rolled over to another IRA, provided certain conditions are met. Most IRAs cannot accept contributions after the owner reaches 70 1/2, and must also begin required distributions at that age. Sales of the contract for use with IRAs are subject to special requirements, including the requirement that informational disclosure be given to each person desiring to establish an IRA. That person must be given the opportunity to affirm or reverse a decision to purchase the contract. Contracts offered by this prospectus in connection with an IRA are not available in all states. The accidental death benefit is not available under a contract issued in connection with an IRA.

Roth IRAs

Code Section 408A provides special rules for "Roth IRAs." The basic distinction between a Roth IRA and a traditional IRA is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are not includable in gross income for federal income tax purposes. Other differences include the ability to make contributions to a Roth IRA after age 70 1/2 and to defer distributions beyond age 70 1/2. Taxpayers whose adjusted gross incomes exceed certain levels are not eligible for Roth IRAs.

403(b) Plans

The contracts are also available for use in connection with a previously established 403(b) plan. Code Section 403(b) imposes certain restrictions on your ability to surrender and make partial withdrawals from a contract used in connection with a 403(b) Plan, if attributable to premium paid under a salary reduction agreement. Specifically, an owner may surrender the contract or make a partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled, or (b) in the case of hardship. In the case of hardship, only an amount equal to the premium paid may be withdrawn. 403(b) Plans are subject to additional requirements, including eligibility, limits on contributions, minimum distributions, and nondiscrimination requirements applicable to the employer. In particular, distributions generally must commence by April 1 of the calendar year following the later of the year in which the employee (a) attains age 70 1/2, or (b) retires. Owners and their employers are responsible for compliance with these rules. Contracts offered by this prospectus in connection with a 403(b) Plan are not available in all states.

Rollovers

Distributions from a 401(a) qualified plan or 403(b) plan (other than non-taxable distributions representing a return of capital, distributions meeting the minimum distribution requirement, distributions for the life or life expectancy of the recipient(s) or distributions that are made over a period of more than 10 years) are eligible for tax-free rollover within 60 days of the date of distribution, but are also subject to federal income tax withholding at a 20% rate unless paid directly to another qualified plan, 403(b) plan or IRA. For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. A prospective owner considering use of the contract in connection with a rollover should consult a competent tax adviser with regard to the suitability of the contract for this purpose and for information concerning the tax law provisions applicable to qualified plans, 403(b) plans, and IRAs.

Diversification and Investor Control

The Code imposes certain diversification requirements on the underlying investments for a variable annuity to be treated as an annuity contract for tax purposes. We believe that the portfolios are being managed so as to comply with these requirements.

The tax regulations do not provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, would be considered the owner of the shares of the portfolios. If any guidance on this point is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean you, as the owner of the contract, could be treated as the owner of assets in the portfolios. We reserve the right to make changes to the contract we think necessary to see that it qualifies as a variable annuity contract for tax purposes.

Treatment of Optional Death Benefits

We believe that the optional death benefits available under the contract are part of the annuity contract since these benefits provide investment protection to you. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional death benefits are not part of the annuity contract. In such a case, charges against the variable account value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from the premium for the contract would not be deductible in the case of a qualified contract and would not be included in the investment in the contract in the case of a non-qualified contract. Under qualified contracts, the Internal Revenue Service may treat certain optional death benefits as exceeding the allowable limits for incidental death benefits or as violating the rule against providing life insurance within an IRA. This contract offers death benefits that may exceed the greater of the premiums paid or the contract value. If the Internal Revenue Service determines that these benefits constitute life insurance and does not apply such determination on a prospective basis, then your contract may not qualify as an IRA. You should consult with a competent tax adviser with regard to the suitability of optional death benefits under a qualified plan.

Withholding

We are required to withhold federal income taxes on withdrawals, lump sum distributions, and annuity payments that include taxable income unless the payee elects to not have any withholding or in certain other circumstances. If you do not provide a social security number or other taxpayer identification number, you will not be permitted to elect out of withholding. Special withholding rules apply to payments made to non-resident aliens.

For lump-sum distributions or withdrawals, we are required to withhold 10% of the taxable portion of any withdrawal or lump sum distribution unless you elect out of withholding. For annuity payments, the company will withhold on the taxable portion of annuity payments based on a withholding certificate you file with us. If you do not file a certificate, you will be treated, for purposes of determining your withholding rates, as a married person with three exemptions.

You are liable for payment of federal income taxes on the taxable portion of any withdrawal, distribution, or annuity payment. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient to discharge your tax liability.

================================================================================
                                OTHER INFORMATION
================================================================================

AIG Life Insurance Company

We are a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. We were incorporated in 1962. Our principal business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. We provide a full range of life insurance and annuity plans. We are a subsidiary of American International Group, Inc. ("AIG"), which serves as the holding company for a number of companies engaged in the international insurance business in approximately 130 countries and jurisdictions around the world.

We may occasionally publish in advertisements, sales literature and reports the ratings and other information assigned to AIG by one or more independent rating organizations such as A.M. Best Company, Moody's and Standard & Poor's. The purpose of the ratings is to reflect the rating organization's opinion of our financial strength and should not be considered as bearing on the investment performance of assets held in the variable account.

The ratings are not recommendations to purchase our life insurance or annuity products or to hold or sell these products, nor do the ratings comment on the suitability of such products for a particular investor. There can be no assurance that any rating will remain in effect for any given period of time or that any rating will not be lowered or withdrawn entirely by a rating organization if, in such organization's judgment, future circumstances so warrant. The ratings do not reflect the investment performance of the variable account or the degree of risk associated with an investment in the variable account.

Ownership

This prospectus describes both individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts. The individual and group contracts described in this prospectus are identical except that the individual contract is issued directly to the individual owner. A group contract is issued to a contract holder for the benefit of the participants in the group. If you are a participant in the group you will receive a certificate evidencing your ownership. You, either as the owner of an individual contract or as the owner of a certificate, are entitled to all the rights and privileges of ownership. As used in this prospectus, the term contract is equally applicable to an individual contract or to a certificate.

Voting Rights

To the extent required by law, we will vote the portfolio shares held in the variable account at shareholder meetings in accordance with instructions received from persons having a voting interest in the portfolio. However, if legal requirements or our interpretation of present law changes to permit us to vote the portfolio shares in our own right, we may elect to do so.

Prior to the Annuity Date, you hold a voting interest in each portfolio in whose corresponding subaccount you have Contract Value. We determine the number of portfolio shares that are attributable to you by dividing the corresponding value in a particular portfolio by the net asset value of one portfolio share. After the Annuity Date, we determine the number of portfolio shares that are attributable to you by dividing the reserve maintained in a particular portfolio to meet the obligations under the contract by the net asset value of one portfolio share. The number of votes that you will have a right to cast will be determined as of the record date established by each portfolio.

We will solicit voting instructions by mail prior to the shareholder meeting. Each person having a voting interest in a portfolio will receive proxy material, reports and other materials relating to the appropriate portfolios. We will vote shares in accordance with instructions received from the person having a voting interest. We will vote shares for which we receive no timely instructions and any shares not attributable to owners in proportion to the voting instructions we have received.

The voting rights relate only to amounts invested in the variable account. There are no voting rights with respect to funds allocated to the fixed investment option.

Administration of the Contract

While we have primary responsibility for all administration of the contract and the variable account, we have retained the services of Delaware Valley Financial Services, Inc. ("DVFS") pursuant to an administrative agreement. These administrative services include issuance of the contract and maintenance of owner records. DVFS serves as the administrator to various insurance companies offering variable annuity contracts and variable life insurance policies.

Legal Proceedings

There are no pending legal proceedings that, in our judgment, are material with respect to the variable account.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Financial statements of AIG Life Insurance Company and of the variable account are included in the SAI, which may be obtained without charge by calling (800) 255-8402 or writing to AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov.

================================================================================
                                    APPENDIX
================================================================================

                        CONDENSED FINANCIAL INFORMATION
                      AIG OVATION PLUS VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES

                                                                     2001
                                                                -------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND
GLOBAL BOND PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          13.66
            End of Period                                                13.43
      Accum Units o/s @ end of period                               644,219.96
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          17.55
            End of Period                                                18.92
      Accum Units o/s @ end of period                               477,157.98
GROWTH PORTFOLIO (CLASS B)
      Accumulation Unit Value
            Beginning of Period                                          30.94
            End of Period                                                23.29
      Accum Units o/s @ end of period                             2,337,208.87
GROWTH & INCOME PORTFOLIO (CLASS B)
      Accumulation Unit Value
            Beginning of Period                                          35.55
            End of Period                                                35.11
      Accum Units o/s @ end of period                             4,597,812.40
HIGH YIELD PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                           8.79
            End of Period                                                 8.93
      Accum Units o/s @ end of period                             3,170,428.79
INTERNATIONAL PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          15.22
            End of Period                                                11.65
      Accum Units o/s @ end of period                             4,256,222.36
MONEY MARKET PORTFOLIO (CLASS B)
      Accumulation Unit Value
            Beginning of Period                                          12.64
            End of Period                                                12.88
      Accum Units o/s @ end of period                             3,525,516.88
NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          16.27
            End of Period                                                16.62
      Accum Units o/s @ end of period                             2,680,204.65

                        CONDENSED FINANCIAL INFORMATION
                      AIG OVATION PLUS VARIABLE ACCOUNT I
                            ACCUMULATION UNIT VALUES

                                                                     2001
                                                                -------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND (Continued)
PREMIER GROWTH PORTFOLIO (CLASS B)
      Accumulation Unit Value
            Beginning of Period                                          36.31
            End of Period                                                29.57
      Accum Units o/s @ end of period                             3,127,394.81
QUASAR PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          12.46
            End of Period                                                10.72
      Accum Units o/s @ end of period                             5,098,525.15
BERNSTEIN REAL ESTATE INVESTMENT PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          11.35
            End of Period                                                12.40
      Accum Units o/s @ end of period                             1,716,032.29
TECHNOLOGY PORTFOLIO (CLASS B)
      Accumulation Unit Value
            Beginning of Period                                          24.74
            End of Period                                                18.18
      Accum Units o/s @ end of period                             2,196,650.65
TOTAL RETURN PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          21.48
            End of Period                                                21.66
      Accum Units o/s @ end of period                             6,989,487.68
U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          13.49
            End of Period                                                14.35
      Accum Units o/s @ end of period                             6,387,464.57
BERNSTEIN UTILITY INCOME PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          24.64
            End of Period                                                18.83
      Accum Units o/s @ end of period                             2,898,031.19
WORLDWIDE PRIVATIZATION PORTFOLIO
      Accumulation Unit Value
            Beginning of Period                                          18.22
            End of Period                                                14.86
      Accum Units o/s @ end of period                             2,067,502.81

================================================================================
                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION
================================================================================

GENERAL INFORMATION..........................................................
      AIG Life Insurance Company.............................................
      Independent Accountants................................................
      Legal Counsel..........................................................
      Distributor............................................................
      Potential Conflicts....................................................

CALCULATION OF PERFORMANCE DATA..............................................
      Yield and Effective Yield Quotations for the Money Market Subaccount...
      Yield Quotations for Other Subaccounts.................................
      Standardized Performance Data..........................................
      Tax Deferred Accumulation..............................................

ANNUITY PROVISIONS...........................................................
      Variable Annuity Payments..............................................
      Annuity Unit Value.....................................................
      Net Investment Factor..................................................
      Additional Provisions..................................................

FINANCIAL STATEMENTS.........................................................

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2002

                          OVATION PLUS VARIABLE ANNUITY

                                    issued by

                           AIG LIFE INSURANCE COMPANY

                                   through its

                               VARIABLE ACCOUNT I

This statement of additional information is not a prospectus. It should be read in conjunction with the prospectus describing the flexible premium deferred annuity contract. The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus dated May 1, 2002, call us at (800) 255-8402 or write to us at AIG Life Insurance Company, Attention: Variable Products, One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.

================================================================================
                                TABLE OF CONTENTS
================================================================================

GENERAL INFORMATION..........................................................  3
      AIG Life Insurance Company.............................................  3
      Independent Accountants................................................  3
      Legal Counsel..........................................................  3
      Distributor............................................................  3
      Potential Conflicts....................................................  3

CALCULATION OF PERFORMANCE DATA..............................................  4
      Yield and Effective Yield Quotations for the Money Market Subaccount...  4
      Yield Quotations for Other Subaccounts.................................  5
      Standardized Performance Data..........................................  5
      Tax Deferred Accumulation..............................................  8

ANNUITY PROVISIONS...........................................................  9
      Variable Annuity Payments..............................................  9
      Annuity Unit Value.....................................................  9
      Net Investment Factor.................................................. 10
      Additional Provisions.................................................. 11

FINANCIAL STATEMENTS......................................................... 11

================================================================================
                               GENERAL INFORMATION
================================================================================
AIG Life Insurance Company

A description of AIG Life Insurance Company and its ownership is contained in the prospectus. We will provide for the safekeeping of the assets of Variable Account I.

Independent Accountants

Our financial statements have been audited by PricewaterhouseCoopers LLP, independent certified public accountants, whose offices are located in Florham Park, NJ.

Legal Counsel

Legal matters relating to the federal securities laws in connection with the contract described herein and in the prospectus are being passed upon by Morgan, Lewis & Bockius LLP, Washington, D.C.

Distributor

Our affiliate, AIG Equity Sales Corp. ("AIGESC"), 70 Pine Street, New York, New York, acts as the distributor of the contract. AIGESC is a wholly owned subsidiary of American International Group, Inc. Commissions not to exceed 7% of premiums will be paid to entities that sell the contract. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. Commissions are paid by Variable Account I directly to selling dealers and representatives on behalf of AIGESC. Aggregate commissions were $45,554,574 in 2001, $42,089,070 in 2000, and $46,881,581 in
1999. Commissions retained by AIGESC were $0 in 2001, 2000, and 1999.

Potential Conflicts

Shares of the funds may be sold only to separate accounts of life insurance companies. They may be sold to our other separate accounts, as well as to separate accounts of other affiliated or unaffiliated life insurance companies, to fund variable annuity contracts and variable life insurance policies. It is conceivable that, in the future, it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a fund simultaneously. Although neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policy owners or to variable annuity owners, each fund's board of directors will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken. If a material irreconcilable conflict were to occur, we will take whatever steps are deemed necessary, at our expense, to remedy or eliminate the irreconcilable material conflict. As a result, one or more insurance company separate accounts might withdraw their investments in the fund. This might force the fund to sell securities at disadvantageous prices.

================================================================================
                         CALCULATION OF PERFORMANCE DATA
================================================================================

Yield and Effective Yield Quotations for the Money Market Subaccount

The yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

Any effective yield quotation for the money market subaccount will be for the seven days ended on the date of the most recent balance sheet of Variable Account I included in the registration statement and will be carried at least to the nearest hundredth of one percent. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the money market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               Effective Yield = [(Base Period Return + 1)365/7]-1

For purposes of the yield and effective yield quotations, the hypothetical charge reflects all deductions that are charged to all owner accounts in proportion to the length of the base period. For any fees that vary with the size of the account, the account size is assumed to be the money market subaccount's mean account size. The yield and effective yield quotations do not reflect the surrender charge that may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract and whether withdrawals had been previously made during that Contract Year. No deductions or sales loads are assessed upon annuitization under the contract. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the money market subaccount and the corresponding portfolio are excluded from the calculation of yield.

Yield Quotations for Other Subaccounts

Yield quotations will be based on the thirty-day period ended on the date of the most recent balance sheet of Variable Account I included in the registration statement, and are computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                          Yield = 2[(a - b + 1)^6 - 1]
                                     -----
                                       cd

Where: a = net investment income earned during the period by the portfolio attributable to shares owned by the Subaccount.

            b = expenses accrued for the period (net of reimbursements)

            c = the average daily number of Accumulation Units outstanding during the period.

            d = the maximum offering price per Accumulation Unit on the last day of the period

Yield quotations for a subaccount reflect all recurring contract charges (except surrender charge). For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size.

A surrender charge may be assessed at the time of withdrawal in an amount ranging up to 6% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time the premium was held under the contract, and whether withdrawals had previously been made during that Contract Year.

Standardized Performance Data

The total return quotations for all of the subaccounts will be average annual total return quotations for one, five, and ten year periods (or, where a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of Variable Account I and for the period from the date monies were first placed into the subaccounts until the aforesaid date. This type of performance information is referred to as standardized performance and is based on the life of the subaccount. The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)^n = ERV

Where:      P = a hypothetical initial payment of $1,000

            T = average annual total return

            n = number of years

            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the particular period at the end of the particular period

The average annual total return quotations reflect all portfolio expenses and all contract charges except optional benefit charges and assume a total surrender at the end of the particular period. For any charge that varies with the size of the account, the account size is assumed to be the respective subaccount's mean account size. The average annual total return quotations also reflect receipt of the Premium Enhancement described in the prospectus.

                    Standardized Average Annual Total Return

This table reflects historical subaccount investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio expenses and all variable account charges except optional benefit charges. The variable account charges include the mortality and expense risk charge, administrative charge, distribution charge, and any surrender charge applicable if an owner surrendered the contract at the end of the relevant period. The returns also reflect receipt of the Premium Enhancement. The portfolio charges include management fees and other operating expenses.

---------------------------------------------------------------------------------------------------------
                                                                                               10 YEARS
                                                          SUBACCOUNT                           OR SINCE
                  SUBACCOUNT                            INCEPTION DATE   1 YEAR     5 YEARS    INCEPTION
=========================================================================================================
Global Bond Subaccount                                      7/8/92       -7.21       -0.57       2.98
---------------------------------------------------------------------------------------------------------
Global Dollar Government Subaccount                        4/20/94        2.30        4.66       8.46
---------------------------------------------------------------------------------------------------------
Growth Subaccount (Class B)                                8/16/94      -30.26        4.92      11.97
---------------------------------------------------------------------------------------------------------
Growth and Income Subaccount (Class B)                      7/8/92       -6.79       12.34      14.00
---------------------------------------------------------------------------------------------------------
High-Yield Subaccount                                     10/24/97       -3.94         N/A      -3.80
---------------------------------------------------------------------------------------------------------
International Subaccount                                   10/1/93      -28.98       -1.92       1.69
---------------------------------------------------------------------------------------------------------
Money Market Subaccount (Class B)                           2/3/93       -3.73        2.48       2.70
---------------------------------------------------------------------------------------------------------
Americas Government Income Subaccount                      4/11/94       -3.40        5.45       6.62
---------------------------------------------------------------------------------------------------------
Premier Growth Subaccount (Class B)                         2/3/93      -24.10       10.32      12.78
---------------------------------------------------------------------------------------------------------
Quasar Subaccount                                           8/2/96      -19.52        0.32       0.63
---------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Subaccount         1/2/97        3.70         N/A       3.62
---------------------------------------------------------------------------------------------------------
Technology Subaccount (Class B)                            1/10/96      -32.04       10.16      10.08
---------------------------------------------------------------------------------------------------------
Total Return Subaccount                                    8/26/94       -4.70        9.48      10.91
---------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Subaccount           8/20/93        0.83        4.35       4.24
---------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Subaccount                4/20/94      -29.12        7.75       8.39
---------------------------------------------------------------------------------------------------------
Worldwide Privatization Subaccount                         8/16/94      -23.98        2.18       5.33
---------------------------------------------------------------------------------------------------------
Alliance Bernstein International Value Subaccount           5/1/01         N/A         N/A     -11.41
---------------------------------------------------------------------------------------------------------
Alliance Bernstein Small Cap Value Subaccount               5/1/01         N/A         N/A       7.89
---------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Subaccount (Class B)               5/1/01         N/A         N/A      -8.59
---------------------------------------------------------------------------------------------------------

                  Non-Standardized Average Annual Total Return

This table reflects adjusted historical portfolio investment results as of December 31, 2001, based on a $1,000 hypothetical investment over the periods indicated below. The returns reflect all portfolio charges and certain variable account charges. The variable account charges include the mortality and expense risk charge, the administrative charge and the distribution charge. The returns do not reflect the surrender charge, or optional benefit charges. If reflected, those charges would reduce the performance quoted. Nor do they reflect the receipt of Premium Enhancement described in the prospectus. The portfolio charges include management fees and other operating expenses.

--------------------------------------------------------------------------------------------------------------------
                                                                                                          10 YEARS
                                                          PORTFOLIO                                       OR SINCE
                  PORTFOLIO                             INCEPTION DATE   1 YEAR     3 YEARS    5 YEARS    INCEPTION
====================================================================================================================
Global Bond Portfolio                                       7/8/92       -1.87       -3.35       0.09        2.96
--------------------------------------------------------------------------------------------------------------------
Global Dollar Government Portfolio                         4/20/94        7.64       14.46       5.19        8.43
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio (Class B)                                 8/16/94      -24.92       -7.03       5.44       11.94
--------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio (Class B)                       7/8/92       -1.45        6.45      12.72       13.95
--------------------------------------------------------------------------------------------------------------------
High-Yield Portfolio                                      10/24/97        1.40       -3.19        N/A       -2.86
--------------------------------------------------------------------------------------------------------------------
International Portfolio                                    10/1/93      -23.64       -5.96      -1.22        1.67
--------------------------------------------------------------------------------------------------------------------
Money Market Portfolio (Class B)                            2/3/93        1.67        2.82       3.06        2.68
--------------------------------------------------------------------------------------------------------------------
Americas Government Income Portfolio                       4/11/94        1.94        6.52       5.96        6.60
--------------------------------------------------------------------------------------------------------------------
Premier Growth Portfolio (Class B)                          2/3/93      -18.76       -4.63      10.74       12.74
--------------------------------------------------------------------------------------------------------------------
Quasar Portfolio                                            8/2/96      -14.18       -2.95       0.06        1.09
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Real Estate Investment Portfolio          1/2/97        9.44        8.29        N/A        4.20
--------------------------------------------------------------------------------------------------------------------
Technology Portfolio (Class B)                             1/10/96      -26.70       -0.72      10.59       10.32
--------------------------------------------------------------------------------------------------------------------
Total Return Portfolio                                     8/26/94        0.64        5.33       9.92       10.88
--------------------------------------------------------------------------------------------------------------------
U.S. Government/High Grade Securities Portfolio            8/20/93        6.17        3.67       4.89        4.21
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein Utility Income Portfolio                 4/20/94       23.38       -0.57       8.21        8.36
--------------------------------------------------------------------------------------------------------------------
Worldwide Privatization Portfolio                          8/16/94      -18.65       -1.21       2.77        5.31
--------------------------------------------------------------------------------------------------------------------
Alliance Bernstein International Value Subaccount           5/1/01         N/A         N/A        N/A       -3.51
--------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Small Cap Value Subaccount               5/1/01         N/A         N/A        N/A       16.31
--------------------------------------------------------------------------------------------------------------------
Alliance Bernstein Value Subaccount (Class B)               5/1/01         N/A         N/A        N/A       -0.61
--------------------------------------------------------------------------------------------------------------------

Tax Deferred Accumulation

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax deferred compounding on Variable Account I's investment returns or upon returns in general. These effects may be illustrated in charts or graphs and may include comparisons at various points in time of returns under the contract or in general on a tax-deferred basis with the returns on a taxable basis. Different tax rates may be assumed.

In general, individuals who own annuity contracts are not taxed on increases in the value under the annuity contract until some form of distribution is made from the contract. Thus, the annuity contract will benefit from tax deferral during the accumulation phase, which generally will have the effect of permitting an investment in an annuity contract to grow more rapidly than a comparable investment under which increases in value are taxed on a current basis. The chart shows accumulations on an initial investment or premium of a given amount, assuming hypothetical gross annual returns compounded annually, and a stated assumed rate. The values shown for the taxable investment do not include any deduction for management fees or other expenses but assume that taxes are deducted annually from investment returns. The values shown for the variable annuity in a chart reflect the deduction of contractual expenses such as the 1.25% mortality and expense risk charge, the 0.15% administrative charge, and the 0.20% distribution charge, but not the expenses of an underlying investment portfolio. In addition, these values assume that the owner does not surrender the contract or make any partial surrenders until the end of the period shown. The chart assumes a full surrender at the end of the period shown and the payment of taxes at the 31% rate on the amount in excess of the premium.

In developing tax-deferral charts, we will follow these general principles:

      (1)   the assumed rate of earnings will be realistic;

      (2) the chart will depict accurately the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges;

      (3) comparative charts for accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender; and

      (4) a narrative accompanying the chart will disclose prominently that there may be a 10% tax penalty on a surrender by an owner who has not reached age 59 1/2.

The rates of return illustrated are hypothetical and are not an estimate or guaranty of performance. Actual tax rates may vary for different taxpayers.

================================================================================
                               ANNUITY PROVISIONS
================================================================================

Variable Annuity Payments

A variable annuity is an annuity with payments which are not predetermined as to dollar amount and will vary in amount with the net investment results of the applicable subaccounts. At the Annuity Date, the Contract Value in each subaccount will be applied to the applicable annuity tables contained in the contract. The annuity table used will depend upon the payment option chosen. The same Contract Value amount applied to each payment option may produce a different initial annuity payment. If, as of the Annuity Date, the then current annuity rates applicable to contract will provide a larger income than that guaranteed for the same form of annuity under the contract, the larger amount will be paid.

The first annuity payment for each subaccount is determined by multiplying the amount of the Contract Value allocated to that subaccount by the factor shown in the table for the option selected, divided by 1000. The dollar amount of subsequent annuity payments is determined as follows:

      (a) The dollar amount of the first annuity payment is divided by the Annuity Unit value as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period, subject to any transfers.

      (b) The fixed number of Annuity Units is multiplied by the Annuity Unit value for the Valuation Period fourteen days prior to the date of payment.

The total dollar amount of each variable annuity payment is the sum of all subaccount variable annuity payments less the pro rata amount of the administrative charge.

Annuity Unit Value

The value of an Annuity Unit for each subaccount was arbitrarily set initially at $10. This was done when the first portfolio shares were purchased. The Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the subaccount's Annuity Unit value for the immediately preceding Valuation Period by the quotient of (a) and (b) where:

      (a) is the net investment factor for the Valuation Period for which the Annuity Unit value is being determined; and

      (b) is the assumed investment factor for such Valuation Period.

The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed investment rate of 5%.

Net Investment Factor

The net investment factor is used to determine how investment results of a portfolio affect the Annuity Unit value of the subaccount from one Valuation Period to the next. The net investment factor for each subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

      (a) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined at the end of that Valuation Period, plus

            (ii) the per share amount of any dividend or capital gain distribution made by the portfolio held in the subaccount if the "ex-dividend" date occurs during that same Valuation Period, plus or minus

            (iii) a per share charge or credit, which we determine, for changes in tax reserves resulting from investment operations of the subaccount.

      (b) is equal to:

            (i) the net asset value per share of the portfolio held in the subaccount determined as of the end of the prior Valuation Period, plus or minus

            (ii) the per share charge or credit for any change in tax reserves for the prior Valuation Period.

      (c) is equal to:

            (i) the percentage factor representing the mortality and expense risk charge, plus

            (ii)  the percentage factor representing the administrative charge.

The net investment factor may be greater or less than the assumed investment factor. Therefore, the Annuity Unit value may increase or decrease from Valuation Period to Valuation Period.

Additional Provisions

We will require proof of age and sex of the Annuitant before making any life annuity payment provided for by the contract. If the age or sex of the Annuitant has been misstated, we will compute the amount payable based on the correct age and sex. If annuity payments have begun, any underpayment that may have been made will be paid in full with the next annuity payment, including interest at the minimum annual rate of 3%. Any overpayments, including interest at the minimum annual rate of 3%, unless repaid to us in one sum, will be deducted from future annuity payments until we are repaid in full.

If a contract provision requires that a person be alive, we may require due proof that the person is alive before we act under that provision.

We will give the payee under an annuity payment option a settlement contract for the payment option.

You may assign the contract prior to the Annuity Date. You must send a dated and signed written request to our Administrative Office accompanied by a duly executed copy of any assignment. We are not responsible for the validity of any assignment.

================================================================================
                              FINANCIAL STATEMENTS
================================================================================

Our financial statements and those of Variable Account I are included herein. The financial statements have also been filed electronically with the SEC and can be obtained through its website at http://www.sec.gov. Our financial statements shall be considered only as bearing upon our ability to meet our obligations under the contract.

                           AIG LIFE INSURANCE COMPANY
                          (a wholly-owned subsidiary of
                       American International Group, Inc.)


                    REPORT ON AUDITS OF FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                        Report of Independent Accountants

To the Stockholders and Board of Directors
AIG Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income, capital funds, cash flows and comprehensive income present fairly, in all material respects, the financial position of AIG Life Insurance Company (a wholly-owned subsidiary of American International Group, Inc.) at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1(h) to the financial statements, the Company adopted Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" in 2001. Also, as discussed in Note 1(h) to the financial statements, the Company adopted EITF No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained beneficial Interests in Securitized Financial Assets" in 2001.

PricewaterhouseCoopers LLP

February 4, 2002

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                                 (in thousands)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Assets

Investments and cash:
Fixed maturities:
      Bonds available for sale, at market value                    $ 8,742,461        $ 5,951,951
      (cost: 2001 - $8,709,132; 2000 - $6,066,218)
Equity securities:
      Common stock
      (cost: 2001-$250; 2000 - $1,142)                                     253              3,176
      Non-redeemable preferred stock
      (cost: 2001 - $48,934; 2000 - $48,618)                            43,252             47,919
Mortgage loans on real estate, net of allowance
      (2001 - $14,000; 2000 - $14,000)                                 351,950            362,314
Real estate, net of accumulated
      depreciation of $0 in 2001 and $5,504 in 2000                     11,424             10,990
Policy loans                                                           327,623            602,201
Other invested assets                                                  161,950            176,858
Derivative assets, at market                                               643                 --
Short-term investments, at cost (approximates market value)            178,318            162,282
Cash                                                                       661              4,997
                                                                   -----------        -----------

    Total investments and cash                                       9,818,535          7,322,688

Amounts due from related parties                                         4,291              5,315
Investment income due and accrued                                      154,715            117,343
Premium and insurance balances receivable                               89,257             88,201
Reinsurance assets                                                     115,041             76,923
Deferred policy acquisition costs                                      339,029            269,188
Federal income tax receivable                                               --                236
Deferred tax receivable                                                  3,609                 --
Separate and variable accounts                                       3,422,782          3,321,025
Other assets                                                             1,906              4,883
                                                                   -----------        -----------

                                    Total assets                   $13,949,165        $11,205,802
                                                                   ===========        ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                      (in thousands, except share amounts)

                                                                   December 31,      December 31,
                                                                       2001              2000
                                                                   ------------      ------------
Liabilities

  Policyholder contract deposits                                   $ 6,930,153        $ 5,217,103
  Future policy benefits for life and accident
    and health insurance contracts                                   2,266,355          1,742,646
  Reserve for unearned premiums                                         30,633             24,292
  Policy and contract claims                                           181,870            158,932
  Reserve for commissions, expenses and taxes                           36,563             27,814
  Insurance balances payable                                            73,842             68,722
  Amounts due to related parties                                         6,294              5,907
  Deferred income taxes                                                 65,649             17,130
  Federal income tax payable                                             5,552                 --
  Separate and variable accounts                                     3,422,782          3,321,025
  Minority interest                                                        220              5,353
  Derivative liabilities, at market                                      8,265                 --
  Other liabilities                                                    122,507            152,171
                                                                   -----------        -----------

                                    Total liabilities               13,150,685         10,741,095
                                                                   -----------        -----------

Capital funds

  Preferred stock, $100,000 par value; 2,500 shares                    250,000                 --
  Common stock, $5 par value; 1,000,000 shares
       authorized; 976,703 shares issued and
       outstanding                                                       4,884              4,884
  Additional paid-in capital                                           153,283            153,283
  Retained earnings                                                    377,864            334,816
  Accumulated other comprehensive income                                12,449            (28,276)
                                                                   -----------        -----------

                                    Total capital funds                798,480            464,707
                                                                   -----------        -----------

Total liabilities and capital funds                                $13,949,165        $11,205,802
                                                                   ===========        ===========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                              STATEMENTS OF INCOME
                                 (in thousands)


                                                                    Years ended December 31,
                                                         --------------------------------------------
                                                            2001             2000             1999
                                                         ----------       ----------       ----------
Revenues:
  Premium income                                         $1,016,010       $  963,848       $  712,920
  Net investment income                                     630,693          495,297          443,863
  Realized capital gains (losses)                            25,825          (28,099)         (11,240)
                                                         ----------       ----------       ----------

                     Total revenues                       1,672,528        1,431,046        1,145,543
                                                         ----------       ----------       ----------

Benefits and expenses:
  Death and other benefits                                  430,120          387,856          329,888
  Increase in future policy benefits
   and policyholder contract deposits                       805,223          733,681          539,457
  Acquisition and insurance expenses                        330,003          227,827          202,678
                                                         ----------       ----------       ----------

                    Total benefits and expenses           1,565,346        1,349,364        1,072,023
                                                         ----------       ----------       ----------

Income before income taxes                                  107,182           81,682           73,520
                                                         ----------       ----------       ----------

Income taxes (benefits):
   Current                                                   11,536           (2,105)          15,055
   Deferred                                                  23,611           30,401           10,884
                                                         ----------       ----------       ----------

      Total income taxes                                     35,147           28,296           25,939
                                                         ----------       ----------       ----------

Net income before minority interest                          72,035           53,386           47,581
Minority interest income                                     (1,541)            (113)            (194)

Cumulative effect of accounting changes, net of tax         (26,276)              --               --
                                                         ----------       ----------       ----------

Net income                                               $   44,218       $   53,273       $   47,387
                                                         ==========       ==========       ==========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                           STATEMENTS OF CAPITAL FUNDS
                                 (in thousands)

                                                                  Years ended December 31,
                                                         ----------------------------------------
                                                            2001          2000            1999
                                                         ---------     ----------       ---------
Preferred stock
---------------
Balance at beginning of year                             $     --       $      --       $      --
Preferred stock issued                                    250,000              --              --
                                                         --------       ---------       ---------
Balance at end of year                                    250,000              --              --
                                                         --------       ---------       ---------

Common stock
------------
Balance at beginning of year                                4,884           4,884           4,884
                                                         --------       ---------       ---------
Balance at end of year                                      4,884           4,884           4,884
                                                         --------       ---------       ---------

Additional paid-in capital
--------------------------
Balance at beginning of year                              153,283         153,283         153,283
                                                         --------       ---------       ---------
Balance at end of year                                    153,283         153,283         153,283
                                                         --------       ---------       ---------

Retained earnings
-----------------
Balance at beginning of year                              334,816         283,908         236,521
Net income                                                 44,218          53,273          47,387
Cumulative effect - derivatives                            (1,170)             --              --
Dividends to stockholders                                      --          (2,365)             --
                                                         --------       ---------       ---------

  Balance at end of year                                  377,864         334,816         283,908
                                                         --------       ---------       ---------

Accumulated other comprehensive income
--------------------------------------
 Balance at beginning of year                             (28,276)       (121,683)        121,549
 Unrealized appreciation (depreciation) of
      investments - net of reclassification
      adjustments                                          62,654         143,703        (374,203)
  Deferred income tax (expense) benefit on
      changes                                             (21,929)        (50,296)        130,971
                                                         --------       ---------       ---------

  Balance at end of year                                   12,449         (28,276)       (121,683)
                                                         --------       ---------       ---------

               Total capital funds                       $798,480       $ 464,707       $ 320,392
                                                         ========       =========       =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 (in thousands)


                                                                    Years ended December 31,
                                                         -----------------------------------------------
                                                            2001               2000             1999
                                                         -----------       -----------       -----------
Cash flows from operating activities:
Net income                                               $    44,218       $    53,273       $    47,387

 Adjustments to reconcile net income to net cash
   provided by operating activities:
 Non-cash revenues, expenses, gains and losses
   included in income:
 Change in insurance reserves                              1,103,914           407,576           294,389
 Change in accounting principles                              40,424                --                --
Change in premiums and insurance balances
   receivable and payable - net                                4,065           (15,762)           (3,398)
 Change in reinsurance assets                                (38,119)           22,928           (27,806)
 Change in deferred policy acquisition costs                 (69,840)          (48,516)          (52,832)
 Change in investment income due and accrued                 (37,372)          (24,160)              846
 Realized capital (gains) losses                             (25,825)           28,099            11,240
 Change in current and deferred income taxes -net             29,399            39,777             5,480
 Change in reserves for commissions, expenses and taxes       35,649             8,424            (6,312)
 Change in other assets and liabilities - net                (77,193)           56,986            26,888
                                                         -----------       -----------       -----------
         Total adjustments                                   965,102           475,352           248,495
                                                         -----------       -----------       -----------
 Net cash provided by operating activities                 1,009,320           528,625           295,882
                                                         -----------       -----------       -----------

Cash flows from investing activities:
 Cost of fixed maturities, sold                            2,947,152           346,040           564,697
 Cost of fixed maturities, matured or redeemed               243,306           401,669           318,833
 Cost of equity securities sold                               10,563             2,251             1,032
 Cost of real estate sold                                     10,990                --                --
 Realized capital gains (losses)                              11,636           (28,099)          (11,240)
 Purchase of fixed maturities                             (5,875,332)       (1,915,221)       (1,685,038)
 Purchase of equity securities                                (9,987)             (326)          (33,567)
 Purchase of real estate                                     (11,424)               --                --
 Mortgage loans granted                                      (50,702)         (120,167)         (134,988)
 Repayments of mortgage loans                                 61,066           103,111           258,159
 Change in policy loans                                      274,578            41,614           367,154
 Change in short-term investments                            (16,036)           60,395           (58,973)
 Change in other invested assets                             (28,311)          (29,620)          (23,336)
 Other - net                                                   9,097            12,264            (2,826)
                                                         -----------       -----------       -----------
  Net cash used in investing activities                   (2,423,404)       (1,126,089)         (440,093)
                                                         -----------       -----------       -----------

Cash flows from financing activities:
 Change in policyholder contract deposits                  1,159,748           604,740           139,509
 Preferred stock issued                                      250,000                --                --
 Dividends to stockholders                                        --            (2,365)               --
                                                         -----------       -----------       -----------
   Net cash provided by financing activities               1,409,748           602,375           139,509
                                                         -----------       -----------       -----------

Change in cash                                                (4,336)            4,911            (4,702)
Cash at beginning of period                                    4,997                86             4,788
                                                         -----------       -----------       -----------
Cash at end of period                                    $       661       $     4,997       $        86
                                                         ===========       ===========       ===========


                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

                                                                   Years ended December 31,
                                                         -------------------------------------------
                                                           2001             2000             1999
                                                         ---------       ----------       ----------
Comprehensive income
--------------------
Net income                                               $ 44,218        $ 53,273         $  47,387
                                                         --------        --------         ---------

Other comprehensive income
--------------------------
Unrealized appreciation (depreciation) of
  investments - net of reclassification
  adjustments                                              71,166         143,703          (374,203)
 Changes due to deferred income tax (benefit)
       expense on changes                                 (24,908)        (50,296)          130,971
Net derivative losses arising from cash flow
    hedging activities                                     (8,512)             --                --
 Changes due to deferred income tax benefit
    on changes in hedging activities                        2,979              --                --
                                                         --------        --------         ---------

 Other comprehensive income (loss)                         40,725          93,407          (243,232)
                                                         --------        --------         ---------

 Comprehensive income (loss)                             $ 84,943        $146,680         $(195,845)
                                                         ========        ========         =========

                 See accompanying notes to financial statements.

                           AIG LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  Summary of Significant Accounting Policies

      (a) Basis of Presentation: AIG Life Insurance Company (the "Company") is a wholly owned subsidiary of American International Group, Inc. (the "Parent"). The financial statements of the Company have been prepared on the basis of generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company is licensed to sell life and accident and health insurance in the District of Columbia and all states except for Maine and New York. The Company is also licensed in Puerto Rico.

            The Company also files financial statements prepared in accordance with statutory practices prescribed or permitted by the Insurance Department of the State of Delaware. Financial statements prepared in accordance with GAAP differ in certain respects from the practices prescribed or permitted by regulatory authorities. The significant differences are: (1) statutory financial statements do not reflect fixed maturities available for sale at market value; (2) policy acquisition costs, charged against operations as incurred for regulatory purposes, have been deferred and are being amortized over the anticipated life of the contracts; (3) individual life and annuity policy reserves based on statutory requirements have been adjusted based upon mortality, lapse and interest assumptions applicable to these coverages, including provisions for reasonable adverse deviations; these assumptions reflect the Company's experience and industry standards; (4) deferred income taxes have been provided for temporary differences between the bases of assets and liabilities for financial reporting purposes and tax purposes without the limitations required for statutory purposes; (5) for regulatory purposes, future policy benefits, policyholder contract deposits, policy and contract claims and reserve for unearned premiums are presented net of ceded reinsurance; and (6) an asset valuation reserve and interest maintenance reserve using National Association of Insurance Commissioners (NAIC) formulas are set up for regulatory purposes.

      (b) Investments: Fixed maturities available for sale, where the company may not have the ability or positive intent to hold these securities until maturity, are carried at current market value. Interest income with respect to fixed maturity securities is accrued currently. Included in fixed maturities available for sale are collateralized mortgage obligations (CMOs). Premiums and discounts arising from the purchase of CMOs are treated as yield adjustments over their estimated lives. Common and non-redeemable preferred stocks are carried at current market value. Dividend income is generally recognized when receivable. Short-term investments are carried at cost, which approximates market.

            Unrealized gains and losses from investments in equity securities and fixed maturities available for sale are reflected as a separate component of comprehensive income, net of deferred income taxes in capital funds currently.

            Realized capital gains and losses are determined principally by specific identification. Where declines in values of securities below cost or amortized cost are considered to be other than temporary, a charge is reflected in income for the difference between cost or amortized cost and estimated net realizable value.

            Mortgage loans on real estate are carried at the unpaid principal balance less unamortized loan origination fees and costs and an allowance for uncollectible loans. Interest income on such loans is accrued currently.

            Real estate is carried at depreciated cost and is depreciated on a straight-line basis over 31.5 years. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for betterments are capitalized and depreciated over their estimated lives.

            Policy loans are carried at the aggregate unpaid principal balance.

            Other invested assets consist primarily of limited partnerships and other investments not classified elsewhere herein. These assets are recorded using either the cost or the equity method depending on the type of investment.

      (c) Income Taxes: The Company joins in a consolidated federal income tax return with the Parent and its domestic subsidiaries. The Company and the Parent have a written tax allocation agreement whereby the Parent agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate return. Additionally, the Parent agrees to reimburse the Company for any tax benefits arising out of its net losses within ninety days after the filing of that consolidated tax return for the year in which these losses are utilized. Deferred federal income taxes are provided for temporary differences related to the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns.

      (d) Premium Recognition and Related Benefits and Expenses: Premiums for traditional life insurance and life contingent annuity contracts are recognized when due. Revenues for universal life and investment-type products consist of policy charges for the cost of insurance, administration and surrenders during the period. Premiums on accident and health insurance are reported as earned over the contract term. The portion of accident and health premiums, which is not earned at the end of a reporting period, is recorded as unearned premiums. Estimates of premiums due but not yet collected are accrued. Policy benefits and expenses are associated with earned premiums on long-duration contracts resulting in a level recognition of profits over the anticipated life of the contracts.

            Policy acquisition costs for traditional life insurance products are generally deferred and amortized over the premium paying period of the policy. Deferred policy acquisition costs and policy initiation costs related to universal life and investment-type products are amortized in relation to expected gross profits over the life of the policies (see Note 3).

            The liability for future policy benefits and policyholder contract deposits is established using assumptions described in Note 4.

      (e) Policy and Contract Claims: Policy and contract claims include amounts representing: (1) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims, and,
            (2) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments resulting therefrom are reflected in income currently.

      (f) Separate and Variable Accounts: These accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders. Each account has specific investment objectives, and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

      (g) Reinsurance Assets: Reinsurance assets include the balances due from both reinsurance and insurance companies under the terms of the Company's reinsurance arrangements for ceded unearned premiums, future policy benefits for life and accident and health insurance contracts, policyholder contract deposits and policy and contract claims. It also includes funds held under reinsurance treaties.

      (h)   New Accounting Standards:

            In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" (FASB
            133). In June 2000, FASB issued Statement of Financial Accounting Standards No. 138 "Accounting for Derivative Instruments and Hedging Activities-an amendment of SFAS Statement No. 133" (FASB 138).

            Together,  these  Statements  require the Company to  recognize  all derivatives in the balance sheet at fair value. The financial statement recognition of the change in the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The Company did not hold any derivatives at January 1, 2001 and as a result did not have a cumulative effect of accounting change.

            On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the subsequent changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment ("fair value" hedge). The gain or loss in the fair value of a derivative that is designated, qualifies and is highly effective as a fair value hedge is recorded in current period earnings, along with the loss or gains on the hedged item attributed to the hedged risk.


            In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its income statement for 2001 a loss of $26.3 million.


            In June 2001, FASB issued Statement of Financial Accounting Standard No. 141 "Business Combinations" (FASB 141). FASB 141 requires the Company to apply the purchase method of accounting for all acquisitions initiated after June 30, 2001.

            In June 2001, FASB issued Statement of Financial Accounting Standard No. 142 "Goodwill and other Intangible Assets" (FASB 142). FASB 142 requires the Company to discontinue the amortization of goodwill in its income statement.

            However, FASB 142 requires goodwill to be subject to an assessment of impairments on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. FASB 142 is effective for the year commencing January 1, 2002. The impact of the adoption of FASB 142, with respect to the Company's results of operations and financial condition is deemed insignificant.

2. Investment Information

      (a) Statutory Deposits: Securities with a carrying value of $3,105,000 and $2,623,000 were deposited by the Company under requirements of regulatory authorities as of December 31, 2001 and 2000, respectively.

      (b) Net Investment Income: An analysis of net investment income is as follows (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000           1999
                                                  --------       --------       --------
            Fixed maturities                      $548,437       $394,705       $330,806
            Equity securities                        3,580          3,638          1,670
            Mortgage loans                          30,075         31,171         37,255
            Real estate                                937          2,331          2,253
            Policy loans                            33,722         50,242         55,832
            Cash and short-term investments          6,779          9,677          7,349
            Other invested assets                   14,029          9,266         15,141
                                                  --------       --------       --------
               Total investment income             637,559        501,030        450,306

            Investment expenses                      6,866          5,733          6,443
                                                  --------       --------       --------

               Net investment income              $630,693       $495,297       $443,863
                                                  ========       ========       ========

      (c) Investment Gains and Losses: The net realized capital gains (losses) and change in unrealized appreciation (depreciation) of investments for 2001, 2000 and 1999 are summarized below (in thousands):

                                                         Years ended December 31,
                                                  --------------------------------------
                                                    2001           2000          1999
                                                  --------       --------      ---------
            Realized gains (losses) on
               investments:
            Fixed maturities                      $ (8,269)      $(28,173)     $ (11,100)
            Equity securities                        2,605            312             86
            Real estate                              5,292           (238)            --
            Other invested assets                   26,197             --           (226)
                                                  --------       --------      ---------
            Realized gains (losses)               $ 25,825       $(28,099)     $ (11,240)
                                                  ========       ========      ---------

            Change in unrealized appreciation
               (depreciation) of investments:
            Fixed maturities                      $147,596       $ 72,876      $(344,180)
            Equity securities                       (7,014)         1,411         (2,673)
            Other invested assets                  (69,416)        69,416        (27,350)
            Derivative asset                        (8,512)            --             --
                                                  --------       --------      ---------
            Change in unrealized appreciation
               (depreciation) of investments      $ 62,654       $143,703      $(374,203)
                                                  ========       ========      =========

            Proceeds from the sale of  investments  in fixed  maturities  during
            2001,  2000  and  1999  were   $2,947,152,000,   $346,040,000,   and
            $564,697,000, respectively.

            During 2001, 2000 and 1999, gross gains of $92,757,000,  $7,950,000, and $8,603,000, respectively, and gross losses of $101,026,000, $36,123,000, and $19,703,000, respectively, were realized on dispositions of fixed maturity investments. The 2001 losses include writedowns of $12.0 million for certain securities available for sale, which experienced a decline in value that are deemed other than temporary.

            During 2001, 2000 and 1999, gross gains of $2,605,000, $320,000, and
            $87,000, respectively, and gross losses of $0, $8,000, and $1,000, respectively, were realized on disposition of equity securities.

      (d)   Market Value of Fixed  Maturities  and  Unrealized  Appreciation  of
            Investments: At December 31, 2001 and 2000, unrealized appreciation of investments in equity securities (before applicable taxes) included gross gains of $1,458,000 and $2,503,000 and gross losses of $7,137,000 and $1,168,000, respectively.

            The amortized cost and estimated market values of investments in fixed maturities at December 31, 2001 and 2000 are as follows (in thousands):

        2001                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   79,446     $    9,517     $      525     $   88,438
          States, municipalities and
              political subdivisions            140,957         11,869            287        152,539
          All other corporate                 8,488,729        217,872        205,117      8,501,484
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $8,709,132     $  239,258     $  205,929     $8,742,461
                                             ==========     ==========     ==========     ==========

        2000                                                   Gross         Gross         Estimated
        ----                                 Amortized      Unrealized     Unrealized        Market
                                                Cost           Gains         Losses          Value
                                             ----------     ----------     ----------     ----------
        Fixed maturities:
          U.S. Government and government
              agencies and authorities       $   62,620     $   17,806     $       --     $   80,426
          States, municipalities and
              political subdivisions            224,096         13,133             71        237,158
          Foreign governments                    29,643          2,940             --         32,583
          All other corporate                 5,749,859        105,944        254,019      5,601,784
                                             ----------     ----------     ----------     ----------

        Total fixed maturities               $6,066,218     $  139,823     $  254,090     $5,951,951
                                             ==========     ==========     ==========     ==========

            The amortized cost and estimated market value of fixed maturities, available for sale at December 31, 2001, by contractual maturity, are shown below (in thousands). Actual maturities could differ from contractual maturities because certain borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                            Estimated
                                                          Amortized           Market
                                                            Cost              Value
                                                         ----------        -----------
        Due in one year or less                          $  281,469        $  281,882
        Due after one year through five years             2,807,325         2,845,634
        Due after five years through ten years            2,457,158         2,440,955
        Due after ten years                               3,163,180         3,173,990
                                                         ----------        ----------

                                                         $8,709,132        $8,742,461
                                                         ==========        ==========

      (e) CMOs: CMOs are U.S. Government and Government agency backed and triple A-rated securities. CMOs are included in other corporate fixed maturities. At December 31, 2001 and 2000, the market value of the CMO portfolio was $1,112,206,000 and $508,585,000, respectively. The estimated amortized cost was approximately $1,109,329,000 in 2001 and $501,464,000 in 2000. The Company's CMO portfolio is readily marketable. There were no derivative (high risk) CMO securities contained in the portfolio at December 31, 2001 and 2000.

      (f) Fixed Maturities Below Investment Grade: At December 31, 2001 and 2000, the fixed maturities held by the Company that were below investment grade had an aggregate amortized cost of $585,024,000 and $411,527,000, respectively, and an aggregate market value of $524,733,000 and $312,442,000, respectively.

      (g)   Non-income  Producing  Assets:   Non-income  producing  assets  were
            insignificant.

      (h) Investments Greater than 10% Equity: The market value of investments in the following companies exceeded 10% of the Company's total capital funds at December 31, 2001 (in thousands).

            Delta Airlines                                    $96,840
            Tower Funding                                      86,055
            Residential Funding                                87,948

3. Deferred Policy Acquisition Costs

            The following reflects the deferred policy acquisition costs (commissions, direct solicitation and other costs) which will be amortized against future income and the related current amortization charged to income, excluding certain amounts deferred and amortized in the same period (in thousands).

                                                         Years ended December 31,
                                              ------------------------------------------
                                                2001             2000             1999
                                              --------         --------         --------
        Balance at beginning of year          $269,188         $220,672         $167,840
        Acquisition costs deferred             101,793           78,191           73,097
        Amortization charged to income         (31,952)         (29,675)         (20,265)
                                              --------         --------         --------
        Balance at end of year                $339,029         $269,188         $220,672
                                              ========         ========         ========

4. Future Policy Benefits and Policyholder Contract Deposits

      (a) The analysis of the future policy benefits and policyholder contract deposits at December 31, 2001 and 2000 follows (in thousands):

                                                                 2001              2000
                                                              ----------        ----------
        Future policy benefits:
        Long duration contracts                               $2,192,393        $1,696,237
        Short duration contracts                                  73,962            46,409
                                                              ----------        ----------
                                                              $2,266,355        $1,742,646
                                                              ==========        ==========

        Policyholder contract deposits:
        Annuities                                             $3,155,078        $1,885,285
        Universal life                                           320,835           245,343
        Guaranteed investment contracts (GICs)                 1,909,285         1,298,067
        Corporate owned life insurance                         1,532,866         1,776,396
        Other investment contracts                                12,089            12,012
                                                              ----------        ----------

                                                              $6,930,153        $5,217,103
                                                              ==========        ==========

      (b) Long duration contract liabilities included in future policy benefits, as presented in the table above, result from traditional life and annuity products. Short duration contract liabilities are primarily accident and health products. The liability for future policy benefits has been established based upon the following assumptions:

            (i) Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 9.5 percent and grade to not greater than 7.5 percent.

            (ii) Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate for individual life, including surrenders, approximated 5.3 percent.

      (c)   The  liability   for   policyholder   contract   deposits  has  been
            established based on the following assumptions:

            (i) Interest rates credited on deferred annuities vary by year of issuance and range from 4.0 percent to 7.5 percent. Credited interest rate guarantees are generally for a period of one year. Withdrawal charges generally range from 3.0 percent to
                  10.0 percent grading to zero over a period of 5 to 10 years.

            (ii) GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 5.1 percent to 7.8 percent and maturities range from 3 to 7 years.

            (iii) Interest rates on corporate-owned  life insurance business are guaranteed at 4.0 percent and the weighted average rate credited in 2001 was 5.9 percent.

            (iv) The universal life funds, exclusive of corporate-owned life insurance business, have credited interest rates of 5.0 percent to 6.7 percent and guarantees ranging from 4.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 11.0 percent of the fund balance and grade to zero over a period not longer than 20 years.

5. Income Taxes

      (a) The Federal income tax rate applicable to ordinary income is 35% for 2001, 2000 and 1999. Actual tax expense on income from operations differs from the "expected" amount computed by applying the Federal income tax rate because of the following (in thousands except percentages):


                                                             Years ended December 31,
                                   --------------------------------------------------------------------------
                                            2001                       2000                      1999
                                   ----------------------     ---------------------      --------------------
                                                   Percent                    Percent                  Percent
                                                     of                         of                       of
                                                   pre-tax                    pre-tax                  pre-tax
                                                  operating                  operating                operating
                                    Amount         Income      Amount         Income      Amount       Income
                                   --------        ------     --------        ------     --------      ------
    "Expected" income tax
       expense                     $ 37,514         35.0%     $ 28,589         35.0%     $ 25,732        35.0%
    State income tax                    201          0.2            96          0.1           198         0.3
    Other                            (2,568)        (2.3)         (389)        (0.5)            9          --
                                   --------        -----      --------         ----      --------        ----
    Actual income tax expense      $ 35,147         32.8%     $ 28,296         34.6%     $ 25,939        35.3%
                                   ========        =====      ========         ====      ========        ====

      (b) The components of the net deferred tax liability were as follows (in thousands):

                                                                 Years ended December 31,
                                                                ------------------------
                                                                  2001            2000
                                                                --------        --------
            Deferred tax assets:
                Adjustment to life policy reserves              $ 39,609        $ 59,510
                Unrealized depreciation of investments             2,319          15,230
                Adjustments to mortgage loans and
                  investment income due and accrued                7,104           5,504
                Adjustment to policy and contract claims             702             716
                Fixed maturities premium                           2,401              --
                Other                                              9,013           2,603
                                                                --------        --------
                                                                  61,148          83,563
                                                                --------        --------
            Deferred tax liabilities:
                Deferred policy acquisition costs               $116,517        $ 91,274
                Fixed maturities discount                             --           5,005
                Other                                             10,280           4,414
                                                                --------        --------
                                                                 126,797         100,693
                                                                --------        --------

                Net deferred tax liability                      $ 65,649        $ 17,130
                                                                ========        ========

      (c) At December 31, 2001, accumulated earnings of the Company for Federal income tax purposes include approximately $2,204,000 of "Policyholders' Surplus" as defined under the Code. Under provisions of the Code, "Policyholders' Surplus" has not been currently taxed but would be taxed at current rates if distributed to the Parent. There is no present intention to make cash distributions from "Policyholders' Surplus" and, accordingly, no provision has been made for taxes on this amount.

      (d) Income taxes (received) paid in 2001, 2000, and 1999 amounted to $(8,708,000), $(11,621,000), and $20,156,000, respectively.

6. Commitments and Contingencies

            The Company, in common with the insurance industry in general, is subject to litigation, including claims for punitive damages, in the normal course of their business. The Company does not believe that such litigation will have a material effect on its operating results and financial condition.

            During 1997, the Company entered into a partnership agreement with Private Equity Investors III, L.P. As of December 31, 2001, the Company's unused capital commitment was $955,000. Contributions totaling $24,090,000 have been made through December 31, 2001.

            During 1998, the Company entered into a partnership agreement with Sankaty High Yield Asset Partners, L.P. The agreement requires the Company to make capital contributions totaling $3,000,000. Contributions totaling $3,000,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with G2 Opportunity Fund, L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $12,108,000 have been made through December 31, 2001.

            During 1999, the Company entered into a partnership agreement with Private Equity Investors, IV L.P. The agreement requires the Company to make capital contributions totaling $73,000,000. Contributions totaling $34,624,000 have been made through December 31, 2001.

            During 2000, the Company entered into a partnership agreement with G3 Strategic Investment L.P. The agreement requires the Company to make capital contributions totaling $12,500,000. Contributions totaling $7,037,000 have been made through December 31, 2001.

7. Fair Value of Financial Instruments

      (a) Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" (FASB 107) requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. In the measurement of the fair value of certain of the financial instruments, quoted market prices were not available and other valuation techniques were utilized. These derived fair value estimates are significantly affected by the assumptions used. FASB 107 excludes certain financial instruments, including those related to insurance contracts.

            The following methods and assumptions were used by the Company in estimating the fair value of the financial instruments presented:

            Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate fair values.

            Fixed maturities: Fair values for fixed maturity securities carried at market value are generally based upon quoted market prices. For certain fixed maturities for which market prices were not readily available, fair values were estimated using values obtained from independent pricing services.

            Equity securities: Fair values for equity securities were based upon quoted market prices.

            Mortgage and policy loans: Where practical, the fair values of loans on real estate were estimated using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. The fair value of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived. Therefore, the fair value of policy loans was estimated at carrying value.

            Policyholder contract deposits: Fair value of policyholder contract deposits were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts consistent with those remaining for the contracts being valued.

      (b) The fair value and carrying amounts of financial instruments is as follows (in thousands):

            2001
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  178,979          $  178,979
            Fixed maturities                             8,742,461           8,742,461
            Equity securities                               43,505              43,505
            Mortgage and policy loans                      698,919             679,573

            Policyholder contract deposits              $7,180,121          $6,930,153

            2000
            ----                                          Fair               Carrying
                                                          Value               Amount
                                                        ----------          ----------
            Cash and short-term investments             $  167,279          $  167,279
            Fixed maturities                             5,951,951           5,951,951
            Equity securities                               51,095              51,095
            Mortgage and policy loans                      983,517             964,515

            Policyholder contract deposits              $5,282,114          $5,217,103

8. Capital Funds

      (a) The maximum stockholder dividend, which can be paid without prior regulatory approval, is subject to restrictions relating to statutory surplus and statutory net gain from operations. These restrictions limited payment of dividends to $27,707,000. During 2001, the Company paid no dividends to its stockholders.

      (b) The Company's capital funds, as determined in accordance with statutory accounting practices, were $448,546,000 at December 31, 2001 and $277,069,000 at December 31, 2000. Statutory net (loss) income amounted to $(139,231,000), $(18,742,000) and $23,517,000 for
            2001, 2000 and 1999, respectively. These financial statements vary in certain respects from those prepared using statutory accounting practices prescribed and permitted by the Delaware Insurance Department. In 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification") guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, such as deferred income taxes. Effective December 31, 2000, the Company implemented the Codification guidelines, resulting in an increase of $55.1 million in statutory surplus.

      (c) Statement of Financial Accounting Standards No. 130 "Comprehensive Income" (FASB 130) was adopted by the Company effective January 1, 1998. FASB 130 establishes standards for reporting comprehensive income and its components as part of capital funds. The reclassification adjustments with respect to available for sale securities were $(14,599,000), $(28,099,000), and $(11,240,000) for
            December 31, 2001, 2000 and 1999, respectively.

      (d) During 2001, the Company received a capital contribution of $250 million in the form of preferred stock from National Union Fire Insurance Company, an affiliate.

9. Employee Benefits

      (a) The Company participates with its affiliates in a qualified, non-contributory, defined benefit pension plan which is administered by the Parent. All qualified employees who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with 5 or more years of service is entitled to pension benefits beginning at normal retirement age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The average final compensation is subject to certain limitations. Annual funding requirements are determined based on the "projected unit credit" cost method which attributes a pro rata portion of the total projected benefit payable at normal retirement to each year of credited service. Pension expense for current service costs, retirement and termination benefits for the years ended December 31, 2001, 2000 and 1999 were approximately $0, $ 1,000, and $89,000, respectively. The Parent's plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates. The plan assets exceeded projected benefit obligations at December 31, 2001 by $101,000,000.

            The Parent has adopted a Supplemental Executive Retirement Program (Supplemental Plan) to provide additional retirement benefits to designated executives and key employees. Under the Supplemental Plan, the annual benefit, not to exceed 60 percent of average final compensation, accrues at a percentage of average final pay multiplied for each year of credited service reduced by any benefits from the current and any predecessor retirement plans, Social
            Security, if any, and from any qualified pension plan of prior employers. The Supplemental Plan also provides a benefit equal to the reduction in benefits payable under the AIG retirement plan as a result of Federal limitations on benefits payable thereunder. Currently, the Supplemental Plan is unfunded.

      (b) The Parent also sponsors a voluntary savings plan for domestic employees (a 401(k) plan), which, during the three years ended December 31, 2001, provided for salary reduction contributions by employees and matching contributions by the Parent of up to 6 percent of annual salary depending on the employees' years of service.

      (c) In addition to the Parent's defined benefit pension plan, the Parent and its subsidiaries provide a post-retirement benefit program for medical care and life insurance. Eligibility in the various plans is generally based upon completion of a specified period of eligible service and reaching a specified age.

      (d) The Parent applies APB Opinion 25 "Accounting for Stock issued to Employees" and related interpretations in accounting for its stock-based compensation plans. Employees of the Company participate in certain stock option and stock purchase plans of the Parent. In general, under the stock option plan, officers and other key employees are granted options to purchase AIG common stock at a price not less than fair market value at the date of grant. In general, the stock purchase plan provides for eligible employees to receive privileges to purchase AIG common stock at a price equal to 85% of the fair market value on the date of grant of the purchase privilege. The Parent has not recognized compensation costs for either plan. The effect of the compensation costs, as determined consistent with FASB 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of the Parent and, therefore, are not presented herein.

10. Leases

      (a) The Company occupies leased space in many locations under various long-term leases and has entered into various leases covering the long-term use of data processing equipment. At December 31, 2001, the future minimum lease payments under operating leases were as follows (in thousands):

                 Year                                       Payment
                 ----                                       -------

                 2002                                       $ 4,329
                 2003                                         3,155
                 2004                                         2,642
                 2005                                            41
                 2006                                            --
                 Later years                                     --
                                                            -------

                 Total                                      $10,167
                                                            =======

            Rent expense approximated $4,588,000, $5,579,000, and $4,983,000 for the years ended December 31, 2001, 2000 and 1999, respectively.

11. Reinsurance

      (a) The Company reinsures portions of its life and accident and health insurance risks with unaffiliated companies. Life insurance risks are reinsured primarily under coinsurance and yearly renewable term treaties. Accident and health insurance risks are reinsured primarily under coinsurance, excess of loss and quota share treaties. Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. A contingent liability exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements.

            The Company also reinsures portions of its life and accident and health insurance risks with affiliated companies (see Note 12). The effect of all reinsurance contracts, including reinsurance assumed, is as follows (in thousands, except percentages):

                                                                                         Percentage
       December 31, 2001                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $45,364,330    $ 9,537,790    $    39,963    $35,866,503       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           144,436         24,669            499        120,266       0.4%
  Accident and Health            292,618        158,574        193,547        327,591      59.1%
  Annuity                        568,153             --             --        568,153        --
                             -----------    -----------    -----------    -----------

Total Premiums               $ 1,005,207    $   183,243    $   194,046    $ 1,016,010      19.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 2000                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

Life Insurance in Force      $40,120,366    $ 6,623,273    $    20,136    $33,517,229       0.1%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           523,382         18,220          1,676        506,838       0.3%
  Accident and Health            241,019        124,806        201,825        318,038      63.5%
  Annuity                        138,972             --             --        138,972        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   903,373    $   143,026    $   203,501    $   963,848      21.1%
                             ===========    ===========    ===========    ===========

                                                                                         Percentage
       December 31, 1999                                                                 of Amount
       -----------------                                                                  Assumed
                                Gross          Ceded         Assumed          Net          to Net
                                -----          -----         -------          ---        ----------

 Life Insurance in Force     $55,097,927    $19,275,199    $   850,313    $36,673,041       2.3%
                             ===========    ===========    ===========    ===========

Premiums:
  Life                           241,419         52,217          2,449        191,651       1.3%
  Accident and Health            210,592        112,162        171,794        270,224      63.6%
  Annuity                        251,045             --             --        251,045        --
                             -----------    -----------    -----------    -----------

Total Premiums               $   703,056    $   164,379    $   174,243    $   712,920      24.4%
                             ===========    ===========    ===========    ===========

(b)   The maximum amount retained on any one life by the Company is $1,000,000.

(c)   Reinsurance   recoveries,   which  reduced   death  and  other   benefits,
      approximated $150,795,000,  $100,746,000, and $147,882,000,  respectively, for each of the years ended December 31, 2001, 2000 and 1999.

The Company's reinsurance arrangements do not relieve the Company from its direct obligation to its insureds.

12. Transactions with Related Parties

      (a) The Company is party to several reinsurance agreements with its affiliates covering certain life and accident and health insurance risks. Premium income and commission ceded for 2001 amounted to $657,000 and $4, respectively. Premium income and commission ceded for 2000 amounted to $769,000 and $0, respectively. Premium income and commission ceded to affiliates amounted to $1,194,000 and $1,000 for the year ended December 31, 1999. Premium income and ceding commission expense assumed from affiliates aggregated $186,371,000 and $33,126,000, respectively, for 2001, compared to $188,893,000 and  $39,376,000,  respectively,  for  2000,  and  $158,579,000  and
            $31,710,000, respectively for 1999.

      (b) The Company is party to several cost sharing agreements with its affiliates. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. For the years ended December 31, 2001, 2000 and 1999, the Company was charged $44,167,000, $46,726,000 and $38,845,000, respectively, for expenses attributed to the Company but incurred by affiliates. During the same period, the Company received reimbursements from affiliates aggregating $21,588,000, $24,359,000 and $20,604,000, respectively, for costs incurred by the Company but attributable to affiliates.

13. Restructuring Charges

            In connection with the Parent's merger with America General during 2001, the Company has incurred $34.7 million in restructuring costs. Included in this amount is $20.9 million of employee severance and termination related benefits. Of the total restructuring charges, approximately $8.2 million has been paid as of December 31, 2001. The balance is included in Other Liabilities.

14. Subsequent events

            Effective January 1, 2002, the Company transferred a block of Group A&H business to National Union Fire Insurance Company of the Domestic Brokerage Group, an affiliated insurer. Written premium on this block was approximately $151.5 million as of December 31, 2001.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Holders of
AIG Life Insurance Company
Variable Account I

In our opinion, the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (comprising 103 subaccounts, hereafter collectively referred to as "Variable Account I") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of Variable Account I at December 31, 2001, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Variable Account I's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

March 15, 2002

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2001

--------------------------------------------------------------------------------
ASSETS:
  Investments at Market Value:

                                                                           Shares           Cost        Market Value
                                                                       ---------------------------------------------
    AIM
      Capital Appreciation Fund ...................................        105,872.902   $  3,339,824   $  2,299,565
      International Equity Fund ...................................        185,166.277      3,058,192      2,760,829
    Alliance
      Bernstein International Value Portfolio .....................        388,856.770      3,603,458      3,838,016
      Bernstein Real Estate Investment Portfolio ..................      1,968,324.810     21,046,451     22,635,842
      Bernstein Small Cap Value Portfolio .........................      1,557,654.452     16,263,814     17,414,577
      Bernstein Utility Income Portfolio ..........................      3,352,749.689     66,983,253     56,393,250
      Bernstein Value Portfolio ...................................      2,419,395.995     23,651,028     24,363,318
      Global Bond Portfolio .......................................        832,914.104      9,282,118      9,103,752
      Global Dollar Government Portfolio ..........................        872,167.357      8,867,936      9,271,139
      Growth Portfolio ............................................     14,468,098.363    360,868,031    237,187,158
      Growth & Income Portfolio ...................................     26,649,524.866    590,712,142    589,567,442
      High Yield Portfolio ........................................      3,924,214.311     32,703,644     29,470,871
      International Portfolio .....................................      4,363,734.473     54,242,481     51,012,169
      Money Market Portfolio ......................................    127,480,877.000    127,480,877    127,477,784
      North American Government Income Portfolio ..................      3,726,080.179     46,109,944     45,346,410
      Premier Growth Portfolio ....................................     18,704,302.777    612,583,672    469,983,677
      Quasar Portfolio ............................................      5,765,197.957     62,072,702     57,707,443
      Technology Portfolio ........................................     12,347,840.386    376,148,677    212,651,627
      Total Return Portfolio ......................................      8,865,434.066    156,980,729    156,474,490
      U.S. Government/High Grade Securities Portfolio .............      8,062,713.751     94,318,827     96,736,624
      Worldwide Privatization Portfolio ...........................      2,641,884.510     43,076,275     32,178,228
    Brinson
      Tactical Allocation Portfolio ...............................      2,513,976.719     39,887,252     32,002,929
    Dreyfus
      Small Company Stock Portfolio ...............................        111,649.256      1,842,259      1,986,240
      Stock Index Fund ............................................        500,539.524     16,289,134     14,695,889
    Fidelity
      Asset Manager Portfolio .....................................        877,967.976     14,310,784     12,739,345
      Contrafund Portfolio ........................................        233,524.293      5,836,045      4,700,847
      Growth Portfolio ............................................        394,154.301     16,981,130     13,247,576
      High Income Portfolio .......................................        384,485.494      2,498,696      2,464,552
      Investment Grade Bond Portfolio .............................        399,329.917      5,021,937      5,159,382
      Money Market Portfolio ......................................     12,278,347.000     12,278,347     12,278,347
      Overseas Portfolio ..........................................         47,880.527        928,152        664,582
    Mercury HW
      International VIP Portfolio .................................        183,818.918      2,065,555      1,781,205
    Mercury
      U.S. Large Cap Fund .........................................         78,896.789        841,179        711,649
    Merrill Lynch
      American Balanced Focus Fund ................................          1,012.904         11,978         11,415
      Basic Value Focus Fund ......................................        709,712.619      9,733,942      9,559,829
      Core Bond Focus Fund ........................................         54,908.969        645,381        636,395
      Developing Capital Markets Fund .............................         20,405.505        175,108        150,185
      Domestic Money Market Fund ..................................      1,425,084.000      1,425,084      1,425,084
      Global Allocation Focus Fund ................................         93,940.722      1,244,933        914,983
      Global Growth Focus Fund ....................................         96,456.620      1,317,219        859,428
      High Current Income Fund ....................................         86,732.655        817,841        653,097
      Large Cap Core Focus Fund ...................................         66,867.333      2,186,044      1,572,720
      Natural Resources Focus Fund ................................          3,323.384         30,964         38,817
      Small Cap Value Focus Fund ..................................        100,370.753      2,281,305      2,516,295
      Utilities and Telecommunications Focus Fund .................        108,662.639      1,430,798        896,467
    Morgan Stanley
      Equity Growth Portfolio .....................................          3,199.496         42,609         47,435
      Fixed Income Portfolio ......................................          3,841.797         44,088         43,086
      Technology Portfolio ........................................          4,608.106         19,262         22,301
      Value Portfolio .............................................            258.196          3,355          5,332

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                                DECEMBER 31, 2001
--------------------------------------------------------------------------------


ASSETS:
  Investments at Market Value:

                                                              Shares             Cost         Market Value
                                                          -------------------------------------------------
      Van Eck
        Worldwide Emerging Markets Fund ...............     56,163.034           573,667            457,167
        Worldwide Hard Assets Fund ....................     19,300.428           210,921            206,322
                                                                          ---------------------------------

        Total Investments .............................                   $2,854,369,042     $2,376,323,112
          Total Assets                                                                       $2,376,323,112
                                                                                             ==============
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY
  CONTRACT HOLDERS:
        Accumulation Reserves .........................                                      $2,372,778,005
        Annuity Reserves ..............................                                           3,545,107
                                                                                             --------------
                                                                                             $2,376,323,112
                                                                                             ==============

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                        2001            AIM            AIM
                                                                      Capital      International
                                                                    Appreciation      Equity
                                                        Total           Fund           Fund
                                                        -----       ------------   -------------
Investment Income (Loss):
  Dividends .....................................   $ 160,506,194    $ 184,693      $    82,640
Expenses:
  Mortality & Expense Risk Fees .................      29,342,541       32,977           30,235
  Daily Administrative Charges ..................       3,516,579        3,956            3,628
                                                    -------------    ---------      -----------
Net Investment Income (Loss) ....................     127,647,074      147,760           48,777
                                                    -------------    ---------      -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (88,920,589)    (197,933)      (1,819,005)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (377,579,568)    (774,366)         726,194
                                                    -------------    ---------      -----------
    Net Gain (Loss) on Investments ..............    (466,500,157)    (972,299)      (1,092,811)
                                                    -------------    ---------      -----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(338,853,083)   $(824,539)     $(1,044,034)
                                                    =============    =========      ===========

                                                                    Alliance      Alliance
                                                      Alliance     Bernstein      Bernstein
                                                      Bernstein       Real          Small
                                                    International    Estate          Cap
                                                        Value      Investment       Value
                                                      Portfolio    Portfolio      Portfolio
                                                    -------------  ----------     ---------
Investment Income (Loss):
  Dividends .....................................   $       0      $  593,649     $        0
Expenses:
  Mortality & Expense Risk Fees .................      12,316         227,919         58,925
    Daily Administrative Charges ................       1,476          27,298          7,065
                                                    ---------      ----------     ----------
Net Investment Income (Loss) ....................     (13,792)        338,432        (65,990)
                                                    ---------      ----------     ----------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................    (133,561)        107,434         20,906
    Change in Unrealized Appreciation
        (Depreciation) ..........................     234,558       1,239,036      1,150,763
                                                    ---------      ----------     ----------
    Net Gain (Loss) on Investments ..............     100,997       1,346,470      1,171,669
                                                    ---------      ----------     ----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $  87,205      $1,684,902     $1,105,679
                                                    =========      ==========     ==========

                                                      Alliance
                                                      Bernstein      Alliance     Alliance
                                                       Utility      Bernstein   Conservative
                                                       Income         Value       Investors
                                                      Portfolio     Portfolio     Portfolio
                                                      ---------     ---------   ------------
Investment Income (Loss):
  Dividends .....................................   $  2,459,741    $      0    $ 3,239,546
Expenses:
  Mortality & Expense Risk Fees .................        702,586      81,245         34,267
  Daily Administrative Charges ..................         84,194       9,739          4,112
                                                    ------------    --------    -----------
Net Investment Income (Loss) ....................      1,672,961     (90,984)     3,201,167
                                                    ------------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
      Activity ..................................      1,473,618     (25,531)    (4,228,498)
    Change in Unrealized Appreciation
      (Depreciation) ............................    (18,486,288)    712,290        889,802
                                                    ------------    --------    -----------
    Net Gain (Loss) on Investments ..............    (17,012,670)    686,759     (3,338,696)
                                                    ------------    --------    -----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(15,339,709)   $595,775    $  (137,529)
                                                    ============    ========    ===========

                                                                  Alliance
                                                     Alliance      Global
                                                      Global       Dollar      Alliance
                                                       Bond      Government     Growth
                                                     Portfolio   Portfolio     Portfolio
                                                     ---------   ----------    ---------
Investment Income (Loss):
    Dividends ...................................   $       0    $ 873,320    $ 40,571,947
Expenses:
    Mortality & Expense Risk Fees ...............      96,858      107,746       3,344,591
    Daily Administrative Charges ................      11,617       12,918         401,051
                                                    ---------    ---------    ------------
Net Investment Income (Loss) ....................    (108,475)     752,656      36,826,305
                                                    ---------    ---------    ------------
Realized & Unrealized Gain (Loss) on Investments:
    Realized Gain (Loss) on Investment
        Activity ................................     (13,903)    (445,311)    (12,521,407)
    Change in Unrealized Appreciation
        (Depreciation) ..........................     (31,455)     355,574    (106,863,755)
                                                    ---------    ---------    ------------
    Net Gain (Loss) on Investments ..............     (45,358)     (89,737)   (119,385,162)
                                                    ---------    ---------    ------------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(153,833)   $ 662,919    $(82,558,857)
                                                    =========    =========    ============

                                                      Alliance
                                                       Growth         Alliance      Alliance
                                                          &            Growth         High
                                                       Income        Investors        Yield
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------      ----------
Investment Income (Loss):
  Dividends .....................................   $ 25,913,504    $ 3,166,143    $ 1,870,211
Expenses:
  Mortality & Expense Risk Fees .................      6,804,361         21,644        311,323
  Daily Administrative Charges ..................        815,621          2,597         37,315
                                                    ------------    -----------    -----------
Net Investment Income (Loss) ....................     18,293,522      3,141,902      1,521,573
                                                    ------------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      8,041,792     (4,669,646)    (1,552,463)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (33,958,369)     1,273,902        257,163
                                                    ------------    -----------    -----------
    Net Gain (Loss) on Investments ..............    (25,916,577)    (3,395,744)    (1,295,300)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (7,623,055)   $  (253,842)   $   226,273
                                                    ============    ===========    ===========

                                                                                    Alliance
                                                                                      North
                                                                      Alliance      American
                                                       Alliance        Money       Government
                                                     International     Market        Income
                                                       Portfolio     Portfolio      Portfolio
                                                     -------------   ---------     ----------
Investment Income (Loss):
  Dividends .....................................   $  3,348,353    $3,766,360    $ 2,469,201
Expenses:
  Mortality & Expense Risk Fees .................        708,102     1,437,505        432,619
  Daily Administrative Charges ..................         84,892       172,239         51,890
                                                    ------------    ----------    -----------
Net Investment Income (Loss) ....................      2,555,359     2,156,616      1,984,692
                                                    ------------    ----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (29,229,188)            0       (195,417)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     11,339,037             0     (1,368,988)
                                                    ------------    ----------    -----------
  Net Gain (Loss) on Investments ................    (17,890,151)            0     (1,564,405)
                                                    ------------    ----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(15,334,792)   $2,156,616    $   420,287
                                                    ============    ==========    ===========

                                                      Alliance                      Alliance
                                                       Premier       Alliance      Short-Term
                                                       Growth         Quasar      Multi-Market
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    ------------
Investment Income (Loss):
  Dividends .....................................   $ 27,563,823    $  1,956,987    $ 396,763
Expenses:
  Mortality & Expense Risk Fees .................      6,377,813         739,204        2,878
  Daily Administrative Charges ..................        764,104          88,699          345
                                                    ------------    ------------    ---------
Net Investment Income (Loss) ....................     20,421,906       1,129,084      393,540
                                                    ------------    ------------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     21,875,889      (4,837,020)    (451,313)
  Change in Unrealized Appreciation
    (Depreciation) ..............................   (153,527,475)     (6,274,879)      63,330
                                                    ------------    ------------    ---------
  Net Gain (Loss) on Investments ................   (131,651,586)    (11,111,899)    (387,983)
                                                    ------------    ------------    ---------
                                                    ------------    ------------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(111,229,680)  $ (9,982,815)   $   5,557
                                                    ============    ============    =========

                                                                                   Alliance
                                                                                     U.S.
                                                                                  Government/
                                                                      Alliance       High
                                                       Alliance        Total         Grade
                                                      Technology       Return     Securities
                                                       Portfolio     Portfolio     Portfolio
                                                      ----------     ---------    -----------
Investment Income (Loss):
  Dividends .....................................   $ 20,099,393    $ 5,293,607    $3,008,232
Expenses:
  Mortality & Expense Risk Fees .................      3,076,618      1,551,331       876,954
  Daily Administrative Charges ..................        368,554        185,989       105,159
                                                    ------------    -----------    ----------
Net Investment Income (Loss) ....................     16,654,221      3,556,287     2,026,119
                                                    ------------    -----------    ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (46,398,503)       810,561      (156,493)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (52,731,788)    (3,827,579)    2,000,342
                                                    ------------    -----------    ----------
  Net Gain (Loss) on Investments ................    (99,130,291)    (3,017,018)    1,843,849
                                                    ------------    -----------    ----------
Increase (Decrease) in Net Assets
    Resulting From Operations ...................   $(82,476,070)   $   539,269    $3,869,968
                                                    ============    ===========    ==========

                                                      Alliance                    Brinson
                                                      Worldwide      Brinson      Global
                                                    Privatization    Balanced     Income
                                                      Portfolio     Portfolio    Portfolio
                                                    -------------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $  2,314,658    $ 384,399    $     0
Expenses:
  Mortality & Expense Risk Fees .................        481,288       17,310      4,982
  Daily Administrative Charges ..................         57,672        2,069        594
                                                    ------------    ---------    -------
Net Investment Income (Loss) ....................      1,775,698      365,020     (5,576)
                                                    ------------    ---------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (2,679,617)    (455,571)    11,736
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (7,559,066)     143,302     (2,556)
                                                    ------------    ---------    -------
  Net Gain (Loss) on Investments ................    (10,238,683)    (312,269)     9,180
                                                    ------------    ---------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (8,462,985)   $  52,751    $ 3,604
                                                    ============    =========    =======

                                                                     Brinson
                                                                      Growth       Brinson
                                                       Brinson          &           High
                                                       Growth         Income       Income
                                                      Portfolio     Portfolio     Portfolio
                                                      ---------     ---------     ---------
Investment Income (Loss):
  Dividends .....................................   $   994,475    $ 1,723,040    $  44,872
Expenses:
  Mortality & Expense Risk Fees .................        17,620         65,022        6,716
  Daily Administrative Charges ..................         2,109          7,789          800
                                                    -----------    -----------    ---------
Net Investment Income (Loss) ....................       974,746      1,650,229       37,356
                                                    -----------    -----------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (2,144,139)    (2,086,387)    (316,452)
  Change in Unrealized Appreciation
    (Depreciation) ..............................       628,660        225,652      227,449
                                                    -----------    -----------    ---------
  Net Gain (Loss) on Investments ................    (1,515,479)    (1,860,735)     (89,003)
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $  (540,733)   $  (210,506)   $ (51,647)
                                                    ===========    ===========    =========

                                                      Brinson      Brinson      Brinson
                                                       Small      Strategic    Tactical
                                                        Cap         Income    Allocation
                                                     Portfolio    Portfolio    Portfolio
                                                     ---------    ---------   ----------
Investment Income (Loss):
  Dividends .....................................   $       0    $ 35,426    $ 3,074,239
Expenses:
  Mortality & Expense Risk Fees .................       6,538       8,087        447,618
  Daily Administrative Charges ..................         781         966         53,467
                                                    ---------    --------    -----------
Net Investment Income (Loss) ....................      (7,319)     26,373      2,573,154
                                                    ---------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (122,097)    (79,678)    (1,566,652)
  Change in Unrealized Appreciation
    (Depreciation) ..............................      41,607      29,294     (6,781,973)
                                                    ---------    --------    -----------
  Net Gain (Loss) on Investments ................     (80,490)    (50,384)    (8,348,625)
                                                    ---------    --------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (87,809)   $(24,011)   $(5,775,471)
                                                    =========    ========    ===========

                                                    Dreyfus
                                                      Small        Dreyfus       Fidelity
                                                     Company        Stock         Asset
                                                      Stock         Index        Manager
                                                    Portfolio        Fund       Portfolio
                                                    ---------      -------      ---------
Investment Income (Loss):
  Dividends .....................................   $  1,251    $   250,772    $   680,075
Expenses:
  Mortality & Expense Risk Fees .................     23,746        200,628        147,487
  Daily Administrative Charges ..................      2,849         24,074         17,698
                                                    --------    -----------    -----------
Net Investment Income (Loss) ....................    (25,344)        26,070        514,890
                                                    --------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     38,869        303,919       (356,215)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (79,525)    (2,815,221)      (839,123)
                                                    --------    -----------    -----------
  Net Gain (Loss) on Investments ................    (40,656)    (2,511,302)    (1,195,338)
                                                    --------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(66,000)   $(2,485,232)   $  (680,448)
                                                    ========    ===========    ===========

                                                                                 Fidelity
                                                     Fidelity      Fidelity        High
                                                    Contrafund      Growth        Income
                                                     Portfolio    Portfolio      Portfolio
                                                    ----------    ---------      ---------
Investment Income (Loss):
  Dividends .....................................   $ 190,360    $ 1,278,570    $   591,296
Expenses:
  Mortality & Expense Risk Fees .................      63,344        198,235         48,830
  Daily Administrative Charges ..................       7,586         23,789          5,859
                                                    ---------    -----------    -----------
Net Investment Income (Loss) ....................     119,430      1,056,546        536,607
                                                    ---------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (76,662)    (2,448,536)    (1,715,936)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (843,688)    (2,401,358)       677,378
                                                    ---------    -----------    -----------
  Net Gain (Loss) on Investments ................    (920,350)    (4,849,894)    (1,038,558)
                                                    ---------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(800,920)   $(3,793,348)   $  (501,951)
                                                    =========    ===========    ===========

                                                     Fidelity
                                                    Investment     Fidelity
                                                       Grade         Money        Fidelity
                                                       Bond          Market       Overseas
                                                     Portfolio     Portfolio      Portfolio
                                                    ----------     ---------      ---------
Investment Income (Loss):
  Dividends .....................................    $348,441      $511,986       $ 104,597
Expenses:
  Mortality & Expense Risk Fees .................      75,939       159,730           9,545
  Daily Administrative Charges ..................       9,113        19,130           1,145
                                                     --------      --------       ---------
Net Investment Income (Loss) ....................     263,389       333,126         93,907
                                                     --------      --------       ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     251,793             0         (30,131)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (83,795)            0        (254,779)
                                                     --------      --------       ---------
  Net Gain (Loss) on Investments ................     167,998             0        (284,910)
                                                     --------      --------       ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................    $431,387      $333,126       $(191,003)
                                                     ========      ========       =========

                                                      Mercury        Mercury       Mercury
                                                        HW             Low           U.S.
                                                   International     Duration       Large
                                                        VIP            VIP           Cap
                                                     Portfolio      Portfolio       Fund
                                                   -------------    ---------      -------
Investment Income (Loss):
  Dividends .....................................   $  83,027        $ 5,493      $    177
Expenses:
  Mortality & Expense Risk Fees .................      20,164          1,334         9,108
  Daily Administrative Charges ..................       2,407            149         1,093
                                                    ---------        -------      --------
Net Investment Income (Loss) ....................      60,456          4,010       (10,024)
                                                    ---------        -------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (12,735)         6,103       (52,261)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (315,046)        (1,692)      (21,729)
                                                    ---------        -------      --------
  Net Gain (Loss) on Investments ................    (327,781)         4,411       (73,990)
                                                    ---------        -------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(267,325)       $ 8,421      $(84,014)
                                                    =========        =======      ========

                                                       Merrill      Merrill
                                                        Lynch        Lynch          Merrill
                                                      American       Basic           Lynch
                                                      Balanced       Value          Capital
                                                        Focus        Focus           Focus
                                                        Fund         Fund            Fund
                                                      --------     ---------        -------
Investment Income (Loss):
  Dividends .....................................       $ 294      $ 564,440         $  92
Expenses:
  Mortality & Expense Risk Fees .................          78        121,356            48
  Daily Administrative Charges ..................          12         14,508             6
                                                        -----      ---------         -----
Net Investment Income (Loss) ....................         204        428,576            38
                                                        -----      ---------         -----
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................          (4)      (118,675)          414
  Change in Unrealized Appreciation
    (Depreciation) ..............................        (562)       (97,803)         (935)
                                                        -----      ---------         -----
    Net Gain (Loss) on Investments ..............        (566)      (216,478)         (521)
                                                        -----      ---------         -----
Increase (Decrease) in Net Assets
  Resulting From Operations .....................       $(362)     $ 212,098         $(483)
                                                        =====      =========         =====

                                                       Merrill       Merrill       Merrill
                                                        Lynch         Lynch         Lynch
                                                        Core        Developing    Domestic
                                                        Bond          Capital       Money
                                                        Focus         Markets      Market
                                                        Fund           Fund         Fund
                                                       -------      ----------   ----------
Investment Income (Loss):
  Dividends .....................................     $36,705        $ 1,412       $53,309
Expenses:
  Mortality & Expense Risk Fees .................       8,221          1,897        17,586
  Daily Administrative Charges ..................         983            226         2,102
                                                      -------        -------       -------
Net Investment Income (Loss) .............. .....      27,501           (711)       33,621
                                                      -------        -------       -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      (3,841)        (1,943)            0
  Change in Unrealized Appreciation
    (Depreciation) ..............................       9,557          2,307             0
                                                      -------        -------       -------
  Net Gain (Loss) on Investments ................       5,716            364             0
                                                      -------        -------       -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $33,217        $  (347)      $33,621
                                                      =======        =======       =======

                                                      Merrill        Merrill       Merrill
                                                       Lynch          Lynch         Lynch
                                                      Global          Global        High
                                                    Allocation        Growth       Current
                                                       Focus          Focus        Income
                                                       Fund            Fund         Fund
                                                    ----------      --------       -------
Investment Income (Loss):
  Dividends .....................................   $  13,779      $   9,012      $ 70,648
Expenses:
  Mortality & Expense Risk Fees .................      12,049         12,059         8,318
  Daily Administrative Charges ..................       1,437          1,446           997
                                                    ---------      ---------      --------
Net Investment Income (Loss) ....................         293         (4,493)       61,333
                                                    ---------      ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (40,628)       (60,302)      (24,193)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (66,327)      (217,752)      (17,331)
                                                    ---------      ---------      --------
  Net Gain (Loss) on Investments ................    (106,955)      (278,054)      (41,524)
                                                    ---------      ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(106,662)     $(282,547)     $ 19,809
                                                    =========      =========      ========

                                                                     Merrill
                                                     Merrill          Lynch        Merrill
                                                      Lynch           Large         Lynch
                                                  International        Cap         Natural
                                                     Equity            Core       Resources
                                                      Focus           Focus         Focus
                                                      Fund             Fund         Fund
                                                  -------------     ----------    ---------
Investment Income (Loss):
  Dividends .....................................   $  18,437      $  13,188       $    81
Expenses:
  Mortality & Expense Risk Fees .................       4,877         21,691           567
  Daily Administrative Charges ..................         582          2,599            68
                                                    ---------      ---------       -------
Net Investment Income (Loss) ....................      12,978        (11,102)         (554)
                                                    ---------      ---------       -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (199,112)      (159,291)        4,265
  Change in Unrealized Appreciation
    (Depreciation) ..............................      69,715         (5,070)       (9,018)
                                                    ---------      ---------       -------
  Net Gain (Loss) on Investments ................    (129,397)      (164,361)       (4,753)
                                                    ---------      ---------       -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(116,419)     $(175,463)      $(5,307)
                                                    =========      =========       =======

                                                     Merrill       Merrill
                                                      Lynch         Lynch
                                                      Small       Utilities        Morgan
                                                       Cap           and           Stanley
                                                      Value   Telecommunications   Equity
                                                      Focus         Focus          Growth
                                                      Fund          Fund          Portfolio
                                                     -------  ------------------  ---------
Investment Income (Loss):
  Dividends .....................................   $173,295       $  70,958        $    0
Expenses:
  Mortality & Expense Risk Fees .................     28,055          13,292            58
  Daily Administrative Charges ..................      3,341           1,593             0
                                                    --------       ---------        ------
Net Investment Income (Loss) ....................    141,899          56,073           (58)
                                                    --------       ---------        ------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     68,124        (162,663)          167
  Change in Unrealized Appreciation
    (Depreciation) ..............................    342,585         (60,827)        2,856
                                                    --------       ---------        ------
  Net Gain (Loss) on Investments ................    410,709        (223,490)        3,023
                                                    --------       ---------        ------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $552,608       $(167,417)       $2,965
                                                    ========       =========        ======

                                                      Morgan
                                                      Stanley        Morgan        Morgan
                                                       Fixed        Stanley        Stanley
                                                      Income       Technology       Value
                                                     Portfolio     Portfolio      Portfolio
                                                     ---------     ----------     ---------
Investment Income (Loss):
  Dividends .....................................     $ 2,381        $    0          $122
Expenses:
  Mortality & Expense Risk Fees .................          54            31             1
  Daily Administrative Charges ..................           0             0             0
                                                      -------        ------          ----
Net Investment Income (Loss) ....................       2,327           (31)          121
                                                      -------        ------          ----
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................         (82)          255             1
  Change in Unrealized Appreciation
    (Depreciation) ..............................      (2,405)        3,041           (57)
                                                      -------        ------          ----
  Net Gain (Loss) on Investments ................      (2,487)        3,296           (56)
                                                      -------        ------          ----
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $  (160)       $3,265          $ 65
                                                      =======        ======          ====

                                                     Van Eck         Van Eck
                                                    Worldwide       Worldwide
                                                    Emerging          Hard
                                                     Markets         Assets
                                                      Fund            Fund
                                                    ---------      ----------
Investment Income (Loss):
  Dividends .....................................   $       0      $  2,774
Expenses:
  Mortality & Expense Risk Fees .................       6,186         2,829
  Daily Administrative Charges ..................         742           340
                                                    ---------      --------
Net Investment Income (Loss) ....................      (6,928)         (395)
                                                    ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (148,709)        1,269
  Change in Unrealized Appreciation
    (Depreciation) ..............................     128,470       (30,852)
                                                    ---------      --------
  Net Gain (Loss) on Investments ................     (20,239)      (29,583)
                                                    ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (27,167)     $(29,978)
                                                    =========      ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                        2000            AIM              AIM
                                                                      Capital       International
                                                                    Appreciation        Equity
                                                        Total          Fund             Fund
                                                        -----       ------------    -------------
Investment Income (Loss):
  Dividends .....................................   $ 178,189,327    $    91,184     $   342,022
Expenses:
  Mortality & Expense Risk Fees .................      32,590,959         44,923          60,785
  Daily Administrative Charges ..................       3,908,117          5,393           7,297
                                                    ------------     -----------     -----------
Net Investment Income (Loss) ....................     141,690,251         40,868         273,940
                                                    ------------     -----------     -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     246,310,254        593,328         754,956
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (659,597,921)    (1,110,539)     (2,097,647)
                                                    ------------     -----------     -----------
  Net Gain (Loss) on Investments ................    (413,287,667)      (517,211)     (1,342,691)
                                                    ------------     -----------     -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(271,597,416)   $  (476,343)    $(1,068,751)
                                                    =============    ===========     ===========

                                                                                       Alliance
                                                     Alliance         Alliance          Growth
                                                      Money           Premier             &
                                                      Market           Growth           Income
                                                    Portfolio        Portfolio        Portfolio
                                                    ---------        ---------        ---------
Investment Income (Loss):
  Dividends .....................................   $5,253,004     $  34,522,272     $30,335,212
Expenses:
  Mortality & Expense Risk Fees .................    1,143,738         8,294,256       5,491,452
  Daily Administrative Charges ..................      137,208           994,240         658,628
                                                    ----------     -------------     -----------
Net Investment Income (Loss) ....................    3,972,058        25,233,776      24,185,132
                                                    ----------     -------------     -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................            0        70,637,928      36,409,375
  Change in Unrealized Appreciation
    (Depreciation) ..............................            0      (222,393,450)     (8,745,747)
                                                    ----------     -------------     -----------
  Net Gain (Loss) on Investments ................            0      (151,755,522)     27,663,628
                                                    ----------     -------------     -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $3,972,058     $(126,521,746)    $51,848,760
                                                    ==========     =============     ===========

                                                                        Alliance        Alliance
                                                       Alliance        Short-Term       Global
                                                    International     Multi-Market       Bond
                                                      Portfolio        Portfolio       Portfolio
                                                    -------------     ------------     ---------
Investment Income (Loss):
  Dividends .....................................   $  6,205,857        $161,147       $ 287,167
Expenses:
  Mortality & Expense Risk Fees .................        892,970          25,662          94,635
  Daily Administrative Charges ..................        107,131           3,081          11,359
                                                    ------------        --------       ---------
Net Investment Income (Loss) ....................      5,205,756         132,404         181,173
                                                    ------------        --------       ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      9,762,380         (44,869)       (164,344)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (31,527,839)        (37,201)        (56,259)
                                                    ------------        --------       ---------
  Net Gain (Loss) on Investments ................    (21,765,459)        (82,070)       (220,603)
                                                    ------------        --------       ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(16,559,703)       $ 50,334       $ (39,430)
                                                    ============        ========       =========

                                                      Alliance
                                                        U.S.                           Alliance
                                                    Government/        Alliance         North
                                                        High            Global         American
                                                       Grade            Dollar        Government
                                                     Securities       Government        Income
                                                     Portfolio        Portfolio       Portfolio
                                                    ------------     ------------    ------------
Investment Income (Loss):
  Dividends .....................................   $2,923,515       $   887,148      $2,024,616
Expenses:
  Mortality & Expense Risk Fees .................      621,360            95,885         293,817
  Daily Administrative Charges ..................       74,545            11,505          35,262
                                                    ----------       -----------      ----------
Net Investment Income (Loss) ....................    2,227,610           779,758       1,695,537
                                                    ----------       -----------      ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (882,000)       (1,009,549)       (185,991)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    3,207,745         1,124,178         934,672
                                                    ----------       -----------      ----------
  Net Gain (Loss) on Investments ................    2,325,745           114,629         748,681
                                                    ----------       -----------      ----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $4,553,355       $   894,387      $2,444,218
                                                    ==========       ===========      ==========

                                                     Alliance       Alliance       Alliance
                                                     Utility      Conservative      Growth
                                                      Income       Investors      Investors
                                                    Portfolio      Portfolio      Portfolio
                                                    ---------     ------------    ---------
Investment Income (Loss):
  Dividends .....................................   $2,573,768    $ 2,739,879    $ 3,261,106
Expenses:
  Mortality & Expense Risk Fees .................      544,188        263,530        169,371
  Daily Administrative Charges ..................       65,248         31,639         20,334
                                                    ----------    -----------    -----------
Net Investment Income (Loss) ....................    1,964,332      2,444,710      3,071,401
                                                    ----------    -----------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    2,803,965        279,246        486,984
  Change in Unrealized Appreciation
    (Depreciation) ..............................     (463,602)    (1,836,875)    (4,055,896)
                                                    ----------    -----------    -----------
  Net Gain (Loss) on Investments ................    2,340,363     (1,557,629)    (3,568,912)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $4,304,695    $   887,081    $  (497,511)
                                                    ==========    ===========    ===========

                                                                     Alliance       Alliance
                                                       Alliance        Total        Worldwide
                                                        Growth        Return      Privatization
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    -------------
Investment Income (Loss):
    Dividends ...................................   $ 37,791,357    $5,876,098    $  3,597,099
Expenses:
  Mortality & Expense Risk Fees .................      4,725,802       858,153         660,590
  Daily Administrative Charges ..................        566,809       102,909          79,225
                                                    ------------    ----------    ------------
Net Investment Income (Loss) ....................     32,498,746     4,915,036       2,857,284
                                                    ------------    ----------    ------------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     38,780,438     1,912,302       1,858,390
  Change in Unrealized Appreciation
    (Depreciation) ..............................   (147,394,118)      496,891     (19,490,506)
                                                    ------------    ----------    ------------
  Net Gain (Loss) on Investments ................   (108,613,680)    2,409,193     (17,632,116)
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(76,114,934)   $7,324,229    $(14,774,832)
                                                    ============    ==========    ============

                                                                                    Alliance
                                                                                      Real
                                                       Alliance        Alliance       Estate
                                                      Technology        Quasar      Investment
                                                      Portfolio       Portfolio     Portfolio
                                                      ----------      ---------     ----------
Investment Income (Loss):
    Dividends ...................................    $ 22,797,911    $ 2,157,626    $  533,097
Expenses:
  Mortality & Expense Risk Fees .................       4,925,729        963,533       160,018
  Daily Administrative Charges ..................         590,373        115,532        19,178
                                                     ------------    -----------    ----------
Net Investment Income (Loss) ....................      17,281,809      1,078,561       353,901
                                                     ------------    -----------    ----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      79,813,312      3,100,780      (253,917)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (200,477,833)    (4,997,624)    2,714,096
                                                     ------------    -----------    ----------
  Net Gain (Loss) on Investments ................    (120,664,521)    (1,896,844)    2,460,179
                                                     ------------    -----------    ----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(103,382,712)   $  (818,283)   $2,814,080
                                                    =============    ===========    ==========

                                                                                     Dreyfus
                                                      Alliance        Dreyfus         Zero
                                                        High           Stock         Coupon
                                                       Yield           Index          2000
                                                     Portfolio          Fund        Portfolio
                                                     ---------        -------       ---------
Investment Income (Loss):
  Dividends .....................................   $ 1,849,796     $   487,356      $3,957
Expenses:
  Mortality & Expense Risk Fees .................       261,693         258,827         932
    Daily Administrative Charges ................        31,372          31,073         112
                                                    -----------     -----------      ------
Net Investment Income (Loss) ....................     1,556,731         197,456       2,913
                                                    -----------     -----------      ------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (1,371,067)      1,559,717        (749)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (1,570,763)     (3,987,035)      1,016
                                                    -----------     -----------      ------
  Net Gain (Loss) on Investments ................    (2,941,830)     (2,427,318)        267
                                                    -----------     -----------      ------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(1,385,099)    $(2,229,862)     $3,180
                                                    ===========     ===========      ======

                                                     Dreyfus
                                                      Small      Fidelity    Fidelity
                                                     Company      Money        Asset
                                                      Stock       Market      Manager
                                                    Portfolio   Portfolio    Portfolio
                                                    ---------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $  3,042    $683,836    $ 1,192,656
Expenses:
  Mortality & Expense Risk Fees .................     22,656     138,785        148,107
  Daily Administrative Charges ..................      2,720      16,663         17,781
                                                    --------    --------    -----------
Net Investment Income (Loss) ....................    (22,334)    528,388      1,026,768
                                                    --------    --------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     33,055           0        (96,920)
  Change in Unrealized Appreciation
    (Depreciation) ..............................     93,092           0     (1,577,357)
                                                    --------    --------    -----------
  Net Gain (Loss) on Investments ................    126,147           0     (1,674,277)
                                                    --------    --------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $103,813    $528,388    $  (647,509)
                                                    ========    ========    ===========

                                                                                   Fidelity
                                                                     Fidelity     Investment
                                                      Fidelity         High         Grade
                                                       Growth         Income         Bond
                                                     Portfolio      Portfolio     Portfolio
                                                     ---------      ---------     ---------
Investment Income (Loss):
  Dividends .....................................   $ 2,545,668    $   481,806    $ 326,160
Expenses:
  Mortality & Expense Risk Fees .................       291,443         51,761       57,559
  Daily Administrative Charges ..................        34,990          6,214        6,910
                                                    -----------    -----------    ---------
Net Investment Income (Loss) ....................     2,219,235        423,831      261,691
                                                    -----------    -----------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     2,145,954     (1,040,156)    (169,921)
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (7,281,103)      (401,612)     320,671
                                                    -----------    -----------    ---------
  Net Gain (Loss) on Investments ................    (5,135,149)    (1,441,768)     150,750
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(2,915,914)   $(1,017,937)   $ 412,441
                                                    ===========    ===========    =========

                                                                                 Mercury
                                                                                    HW
                                                     Fidelity      Fidelity   International
                                                     Overseas     Contrafund       VIP
                                                    Portfolio     Portfolio     Portfolio
                                                    ---------     ----------  -------------
Investment Income (Loss):
  Dividends .....................................   $ 137,099    $   867,430     $12,728
Expenses:
  Mortality & Expense Risk Fees .................      14,329         80,838       6,457
  Daily Administrative Charges ..................       1,720          9,705         774
                                                    ---------    -----------     -------
Net Investment Income (Loss) ....................     121,050        776,887       5,497
                                                    ---------    -----------     -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      43,059        196,398       2,336
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (412,012)    (1,498,459)     24,903
                                                    ---------    -----------     -------
  Net Gain (Loss) on Investments ................    (368,953)    (1,302,061)     27,239
                                                    ---------    -----------     -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(247,903)   $  (525,174)    $32,736
                                                    =========    ===========     =======

                                                                                  Merrill
                                                     Mercury        Mercury        Lynch
                                                       Low           U.S.          Basic
                                                     Duration        Large         Value
                                                        VIP           Cap          Focus
                                                     Portfolio        Fund          Fund
                                                     ---------      --------      --------
Investment Income (Loss):
  Dividends .....................................     $12,868      $  11,738      $943,415
Expenses:
  Mortality & Expense Risk Fees .................       2,304          5,225       102,463
  Daily Administrative Charges ..................         277            627        12,250
                                                      -------      ---------      --------
Net Investment Income (Loss) ....................      10,287          5,886       828,702
                                                      -------      ---------      --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................          59           (311)      (68,158)
  Change in Unrealized Appreciation
    (Depreciation) ..............................       2,957       (110,100)      171,317
                                                      -------      ---------       --------
  Net Gain (Loss) on Investments ................       3,016       (110,411)      103,159
                                                      -------      ---------      --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $13,303      $(104,525)     $931,861
                                                      =======      =========      ========

                                                                    Merrill        Merrill
                                                      Merrill        Lynch          Lynch
                                                      Lynch        Developing      Domestic
                                                      Capital       Capital         Money
                                                      Focus         Markets         Market
                                                       Fund           Fund          Fund
                                                     --------      ----------     ---------
Investment Income (Loss):
  Dividends .....................................     $  365        $  1,471        $89,899
Expenses:
  Mortality & Expense Risk Fees .................        632           2,509         19,318
  Daily Administrative Charges ..................         76             298          2,312
                                                      ------        --------        -------
Net Investment Income (Loss) ....................       (343)         (1,336)        68,269
                                                      ------        --------        -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      6,901             175              0
  Change in Unrealized Appreciation
    (Depreciation) ..............................      1,022         (69,116)             0
                                                      ------        --------        -------
  Net Gain (Loss) on Investments ................      7,923         (68,941)             0
                                                      ------        --------        -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................     $7,580        $(70,277)       $68,269
                                                      ======        ========        =======

                                                                                  Merrill
                                                    Merrill        Merrill         Lynch
                                                     Lynch          Lynch        Utilities
                                                     Global         Global          and
                                                     Growth        Strategy  Telecommunications
                                                     Focus          Focus          Focus
                                                      Fund           Fund           Fund
                                                    --------      ---------  ------------------
Investment Income (Loss):
  Dividends .....................................   $  75,598     $ 169,850      $ 473,843
Expenses:
  Mortality & Expense Risk Fees .................      10,387        13,685         13,967
  Daily Administrative Charges ..................       1,247         1,635          1,677
                                                    ---------     ---------      ---------
Net Investment Income (Loss) ....................      63,964       154,530        458,199
                                                    ---------     ---------      ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................       3,162            76         24,275
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (280,498)     (286,192)      (533,387)
                                                    ---------     ---------      ---------
  Net Gain (Loss) on Investments ................    (277,336)     (286,116)      (509,112)
                                                    ---------     ---------      ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(213,372)    $(131,586)     $ (50,913)
                                                    =========     =========      =========

                                                      Merrill      Merrill      Merrill
                                                       Lynch        Lynch        Lynch
                                                        High    International   Natural
                                                      Current       Equity     Resources
                                                       Income       Focus        Focus
                                                        Fund         Fund         Fund
                                                     --------   -------------  ----------
Investment Income (Loss):
  Dividends .....................................   $  71,223    $  76,713      $   186
Expenses:
  Mortality & Expense Risk Fees .................       8,887       16,571          693
  Daily Administrative Charges ..................       1,065        1,979           82
                                                    ---------    ---------      -------
Net Investment Income (Loss) ....................      61,271       58,163         (589)
                                                    ---------    ---------      -------
Realized & Unrealized Gain (Loss) on Investments:
 Realized Gain (Loss) on Investment
    Activity ....................................     (18,318)      36,819        7,057
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (104,240)    (370,075)      10,862
                                                    ---------    ---------      -------
  Net Gain (Loss) on Investments ................    (122,558)    (333,256)      17,919
                                                    ---------    ---------      -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ (61,287)   $(275,093)     $17,330
                                                    =========    =========      =======

                                                                             Merrill
                                                                              Lynch
                                                    Merrill     Merrill       Small
                                                     Lynch       Lynch         Cap
                                                     Prime      Quality       Value
                                                      Bond       Equity       Focus
                                                      Fund        Fund         Fund
                                                    -------     --------     --------
Investment Income (Loss):
  Dividends .....................................   $40,643    $ 555,946    $ 440,187
Expenses:
  Mortality & Expense Risk Fees .................     7,887       24,580       22,191
  Daily Administrative Charges ..................       944        2,944        2,645
                                                    -------    ---------    ---------
Net Investment Income (Loss) ....................    31,812      528,422      415,351
                                                    -------    ---------    ---------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (3,593)      11,396       26,560
  Change in Unrealized Appreciation
    (Depreciation) ..............................    24,258     (774,459)    (252,706)
                                                    -------    ---------    ---------
  Net Gain (Loss) on Investments ................    20,665     (763,063)    (226,146)
                                                    -------    ---------    ---------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $52,477    $(234,641)   $ 189,205
                                                    =======    =========    =========

                                                                 Mitchell
                                                     Mitchell    Hutchins     Mitchell
                                                     Hutchins     Global      Hutchins
                                                     Balanced     Income       Growth
                                                    Portfolio   Portfolio    Portfolio
                                                    ---------   ---------    ---------
Investment Income (Loss):
  Dividends .....................................   $ 209,093    $11,971    $   517,038
Expenses:
  Mortality & Expense Risk Fees .................      17,954      4,958         29,797
  Daily Administrative Charges ..................       2,145        595          3,572
                                                    ---------    -------    -----------
Net Investment Income (Loss) ....................     188,994      6,418        483,669
                                                    ---------    -------    -----------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     (26,912)    (5,338)        37,063
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (168,142)    13,773     (1,085,963)
                                                    ---------    -------    -----------
  Net Gain (Loss) on Investments ................    (195,054)     8,435     (1,048,900)
                                                    ---------    -------    -----------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $  (6,060)   $14,853    $  (565,231)
                                                    =========    =======    ===========

                                                     Mitchell
                                                     Hutchins     Mitchell    Mitchell
                                                      Growth      Hutchins    Hutchins
                                                        &           High       Small
                                                      Income       Income       Cap
                                                    Portfolio    Portfolio   Portfolio
                                                    ---------    ---------   ---------
Investment Income (Loss):
  Dividends .....................................   $ 454,708    $  75,736    $163,655
Expenses:
  Mortality & Expense Risk Fees .................      84,518       13,246       9,110
  Daily Administrative Charges ..................      10,467        1,580       1,086
                                                    ---------    ---------    --------
Net Investment Income (Loss) ....................     359,723       60,910     153,459
                                                    ---------    ---------    --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................      72,678     (135,854)     20,354
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (866,945)    (106,251)    (88,361)
                                                    ---------    ---------    --------
  Net Gain (Loss) on Investments ................    (794,267)    (242,105)    (68,007)
                                                    ---------    ---------    --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(434,544)   $(181,195)   $ 85,452
                                                    =========    =========    ========

                                                     Mitchell     Mitchell     Van Eck
                                                     Hutchins     Hutchins    Worldwide
                                                    Strategic     Tactical       Hard
                                                      Income     Allocation     Assets
                                                    Portfolio    Portfolio       Fund
                                                    ---------   ------------  ----------
Investment Income (Loss):
  Dividends .....................................   $ 37,721    $   800,866    $ 1,975
Expenses:
    Mortality & Expense Risk Fees ...............     13,863        484,138      2,958
    Daily Administrative Charges ................      1,659         57,829        355
                                                    --------    -----------    -------
Net Investment Income (Loss) ....................     22,199        258,899     (1,338)
                                                    --------    -----------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................    (42,010)       351,372      4,225
  Change in Unrealized Appreciation
    (Depreciation) ..............................     20,369     (1,923,915)    18,184
                                                    --------    -----------    -------
  Net Gain (Loss) on Investments ................    (21,641)    (1,572,543)    22,409
                                                    --------    -----------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $    558    $(1,313,644)   $21,071
                                                    ========    ===========    =======

                                                     Van Eck      WP&G        WP&G
                                                    Worldwide    Tomorrow    Tomorrow
                                                     Emerging     Short       Medium
                                                     Markets       Term        Term
                                                       Fund      Portfolio   Portfolio
                                                    ---------    ---------  ----------
Investment Income (Loss):
  Dividends .....................................   $       0    $     0    $     0
Expenses:
  Mortality & Expense Risk Fees .................       6,629      2,538      2,814
  Daily Administrative Charges ..................         796        305        338
                                                    ---------    -------    -------
Net Investment Income (Loss) ....................      (7,425)    (2,843)    (3,152)
                                                    ---------    -------    -------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................       1,518     (7,380)    13,268
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (326,999)    15,865       (942)
                                                    ---------    -------    -------
  Net Gain (Loss) on Investments ................    (325,481)     8,485     12,326
                                                    ---------    -------    -------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $(332,906)   $ 5,642    $ 9,174
                                                    =========    =======    =======

                                                       WP&G
                                                     Tomorrow
                                                       Long
                                                       Term
                                                    Portfolio
                                                    ---------
Investment Income (Loss):
  Dividends .....................................   $      0
Expenses:
  Mortality & Expense Risk Fees .................      3,353
  Daily Administrative Charges ..................        402
                                                    --------
Net Investment Income (Loss) ....................     (3,755)
                                                    --------
Realized & Unrealized Gain (Loss) on Investments:
  Realized Gain (Loss) on Investment
    Activity ....................................     46,750
  Change in Unrealized Appreciation
    (Depreciation) ..............................    (32,024)
                                                    --------
  Net Gain (Loss) on Investments ................     14,726
                                                    --------
Increase (Decrease) in Net Assets
  Resulting From Operations .....................   $ 10,971
                                                    ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                       2001
                                                                        AIM            AIM
                                                                      Capital     International
                                                                   Appreciation      Equity
                                                       Total           Fund           Fund
                                                       -----       ------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $127,647,074    $  147,760    $     48,777
  Realized Gain (Loss) on Investment Activity ...    (88,920,589)     (197,933)     (1,819,005)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (377,579,568)     (774,366)        726,194
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (338,853,083)     (824,539)     (1,044,034)
                                                    ------------    ----------    ------------
Capital Transactions:
  Contract Deposits .............................    376,606,550        45,210          51,228
  Administrative Charges ........................     (2,812,891)       (1,522)           (756)
  Transfers .....................................    228,989,799        (9,279)     (1,027,868)
  Contract Withdrawals ..........................   (313,968,386)     (122,972)       (154,441)
  Deferred Sales Charges ........................     (6,462,505)       (2,727)         (5,202)
  Death Benefits ................................    (36,727,398)       (6,147)         (5,677)
  Annuity Payments ..............................       (969,530)       (1,476)              0
                                                    ------------    ----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    244,655,639       (98,913)     (1,142,716)
                                                    ------------    ----------    ------------
Total Increase (Decrease) in Net Assets .........    (94,197,444)     (923,452)     (2,186,750)
Net Assets, at Beginning of Year ................   2,470,520,556    3,223,017       4,947,579
                                                    ------------    ----------    ------------
Net Assets, at End of Year ......................   $2,376,323,112  $2,299,565    $  2,760,829
                                                    =============   ==========    ============

                                                                   Alliance      Alliance
                                                     Alliance      Bernstein     Bernstein
                                                     Bernstein       Real          Small
                                                   International    Estate          Cap
                                                       Value      Investment       Value
                                                     Portfolio     Portfolio     Portfolio
                                                   -------------  ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (13,792)   $   338,432    $   (65,990)
  Realized Gain (Loss) on Investment Activity ...     (133,561)       107,434         20,906
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      234,558      1,239,036      1,150,763
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................       87,205      1,684,902      1,105,679
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................    1,908,368      3,494,511      8,505,190
  Administrative Charges ........................       (2,397)       (23,398)       (10,841)
  Transfers .....................................    1,870,334      4,253,410      8,023,015
  Contract Withdrawals ..........................      (18,674)    (2,578,083)      (141,362)
  Deferred Sales Charges ........................         (334)       (58,569)        (2,081)
  Death Benefits ................................       (6,486)      (199,451)       (65,023)
  Annuity Payments ..............................            0        (11,420)             0
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    3,750,811      4,877,000     16,308,898
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    3,838,016      6,561,902     17,414,577
Net Assets, at Beginning of Year ................            0     16,073,940              0
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $3,838,016    $22,635,842    $17,414,577
                                                    ==========    ===========    ===========

                                                      Alliance
                                                      Bernstein       Alliance       Alliance
                                                       Utility        Bernstein    Conservative
                                                       Income           Value        Investors
                                                      Portfolio       Portfolio      Portfolio
                                                      ---------       ---------    -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  1,672,961    $   (90,984)   $  3,201,167
  Realized Gain (Loss) on Investment Activity ...      1,473,618        (25,531)     (4,228,498)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (18,486,288)       712,290         889,802
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (15,339,709)       595,775        (137,529)
                                                    ------------    -----------    ------------
Capital Transactions:
  Contract Deposits .............................     13,290,273     11,621,406              (1)
  Administrative Charges ........................        (69,833)       (15,583)         (1,103)
  Transfers .....................................     12,233,023     12,415,884     (17,192,276)
  Contract Withdrawals ..........................     (5,662,376)      (210,037)       (823,276)
  Deferred Sales Charges ........................       (104,367)        (2,071)        (16,787)
  Death Benefits ................................       (755,100)       (42,056)       (233,252)
  Annuity Payments ..............................         (1,593)             0            (536)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     18,930,027     23,767,543     (18,267,231)
                                                    ------------    -----------    ------------
Total Increase (Decrease) in Net Assets .........      3,590,318     24,363,318     (18,404,760)
Net Assets, at Beginning of Year ................     52,802,932              0      18,404,760
                                                    ------------    -----------    ------------
Net Assets, at End of Year ......................   $ 56,393,250    $24,363,318    $          0
                                                    ============    ===========    ============

                                                                     Alliance
                                                     Alliance         Global
                                                      Global          Dollar       Alliance
                                                       Bond         Government      Growth
                                                     Portfolio       Portfolio     Portfolio
                                                     ---------      ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (108,475)   $   752,656   $  36,826,305
  Realized Gain (Loss) on Investment Activity ...       (13,903)      (445,311)    (12,521,407)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       (31,455)       355,574    (106,863,755)
                                                    -----------    -----------   -------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (153,833)       662,919     (82,558,857)
                                                    -----------    -----------   -------------
Capital Transactions:
  Contract Deposits .............................     1,047,793        985,016      33,646,552
  Administrative Charges ........................        (7,812)        (6,567)       (308,247)
  Transfers .....................................     2,094,638      1,393,242        (238,137)
  Contract Withdrawals ..........................    (1,341,982)    (1,021,145)    (40,312,742)
  Deferred Sales Charges ........................       (16,202)       (10,668)       (644,884)
  Death Benefits ................................       (70,180)      (200,171)     (3,581,453)
  Annuity Payments ..............................        (4,131)        (1,484)        (64,951)
                                                    -----------    -----------   -------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     1,702,124      1,138,223     (11,503,862)
                                                    -----------    -----------   -------------
Total Increase (Decrease) in Net Assets .........     1,548,291      1,801,142     (94,062,719)
Net Assets, at Beginning of Year ................     7,555,461      7,469,997     331,249,877
                                                    -----------    -----------   -------------
Net Assets, at End of Year ......................   $ 9,103,752    $ 9,271,139   $ 237,187,158
                                                    ===========    ===========   =============

                                                      Alliance
                                                       Growth         Alliance       Alliance
                                                          &            Growth          High
                                                       Income         Investors        Yield
                                                      Portfolio       Portfolio      Portfolio
                                                      ---------       ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 18,293,522    $  3,141,902    $  1,521,573
  Realized Gain (Loss) on Investment Activity ...      8,041,792      (4,669,646)     (1,552,463)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (33,958,369)      1,273,902         257,163
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (7,623,055)       (253,842)        226,273
                                                    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .............................     89,299,918               0       5,373,844
  Administrative Charges ........................       (628,485)           (627)        (33,108)
  Transfers .....................................     89,159,289     (10,747,262)      7,625,419
  Contract Withdrawals ..........................    (59,986,145)       (719,827)     (3,228,873)
  Deferred Sales Charges ........................     (1,061,061)         (7,025)       (111,322)
  Death Benefits ................................     (9,519,911)        (18,310)       (461,116)
  Annuity Payments ..............................       (210,883)         (1,118)        (44,697)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    107,052,722     (11,494,169)      9,120,147
                                                    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .........     99,429,667     (11,748,011)      9,346,420
Net Assets, at Beginning of Year ................    490,137,775      11,748,011      20,124,451
                                                    ------------    ------------    ------------
Net Assets, at End of Year ......................   $589,567,442    $          0    $ 29,470,871
                                                    ============    ============    ============

                                                                                     Alliance
                                                                                       North
                                                                     Alliance        American
                                                      Alliance         Money        Government
                                                    International     Market          Income
                                                      Portfolio      Portfolio       Portfolio
                                                    -------------   -----------     ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  2,555,359    $  2,156,616    $ 1,984,692
  Realized Gain (Loss) on Investment Activity ...    (29,229,188)              0       (195,417)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     11,339,037               0     (1,368,988)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (15,334,792)      2,156,616        420,287
                                                    ------------    ------------    -----------
Capital Transactions:
  Contract Deposits .............................      7,590,461      55,936,132      9,836,597
  Administrative Charges ........................        (65,442)       (128,114)       (49,028)
  Transfers .....................................        (40,037)     25,533,796     17,574,692
  Contract Withdrawals ..........................     (6,941,197)    (61,654,063)    (7,166,922)
  Deferred Sales Charges ........................       (111,669)     (1,550,835)      (100,896)
  Death Benefits ................................       (788,355)     (2,796,161)      (575,361)
  Annuity Payments ..............................        (16,115)       (111,845)       (13,991)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................       (372,354)     15,228,910     19,505,091
                                                    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets .........    (15,707,146)     17,385,526     19,925,378
Net Assets, at Beginning of Year ................     66,719,315     110,092,258     25,421,032
                                                    ------------    ------------    -----------
Net Assets, at End of Year ......................   $ 51,012,169    $127,477,784    $45,346,410
                                                    ============    ============    ===========

                                                      Alliance                      Alliance
                                                       Premier       Alliance      Short-Term
                                                       Growth         Quasar      Multi-Market
                                                      Portfolio      Portfolio      Portfolio
                                                      ---------      ---------    ------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 20,421,906    $ 1,129,084    $   393,540
  Realized Gain (Loss) on Investment Activity ...     21,875,889     (4,837,020)      (451,313)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (153,527,475)    (6,274,879)        63,330
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (111,229,680)    (9,982,815)         5,557
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     57,251,175      6,240,258              0
  Administrative Charges ........................       (656,312)       (68,610)          (125)
  Transfers .....................................     (1,841,278)     2,100,263     (1,481,811)
  Contract Withdrawals ..........................    (53,233,169)    (6,732,412)       (94,686)
  Deferred Sales Charges ........................     (1,195,641)      (156,566)        (1,552)
  Death Benefits ................................     (7,550,570)    (1,056,299)             0
  Annuity Payments ..............................       (223,413)       (22,820)             0
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (7,449,208)       303,814     (1,578,174)
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........   (118,678,888)    (9,679,001)    (1,572,617)
Net Assets, at Beginning of Year ................    588,662,565     67,386,444      1,572,617
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $469,983,677    $57,707,443    $         0
                                                    ============    ===========    ===========

                                                                                      Alliance
                                                                                        U.S.
                                                                                     Government/
                                                                     Alliance           High
                                                      Alliance         Total            Grade
                                                     Technology       Return         Securities
                                                      Portfolio      Portfolio        Portfolio
                                                     ----------     -----------     -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 16,654,221    $  3,556,287    $ 2,026,119
  Realized Gain (Loss) on Investment Activity ...    (46,398,503)        810,561       (156,493)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (52,731,788)     (3,827,579)     2,000,342
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (82,476,070)        539,269      3,869,968
                                                    ------------    ------------    -----------
Capital Transactions:
  Contract Deposits .............................     23,477,634      26,850,539     15,718,995
  Administrative Charges ........................       (316,246)       (138,239)       (78,411)
  Transfers .....................................    (14,052,391)     67,826,726     34,740,327
  Contract Withdrawals ..........................    (23,381,065)    (14,374,497)    (8,466,039)
  Deferred Sales Charges ........................       (566,200)       (223,593)      (150,425)
  Death Benefits ................................     (3,164,171)     (1,896,414)    (1,268,968)
  Annuity Payments ..............................        (80,772)        (39,520)       (30,122)
                                                    ------------    ------------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (18,083,211)     78,005,002     40,465,357
                                                    ------------    ------------    -----------
Total Increase (Decrease) in Net Assets .........   (100,559,281)     78,544,271     44,335,325
Net Assets, at Beginning of Year ................    313,210,908      77,930,219     52,401,299
                                                    ------------    ------------    -----------
Net Assets, at End of Year ......................   $212,651,627    $156,474,490    $96,736,624
                                                    ============    ============    ===========

                                                      Alliance                      Brinson
                                                      Worldwide       Brinson       Global
                                                    Privatization    Balanced       Income
                                                      Portfolio      Portfolio     Portfolio
                                                    -------------    ---------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  1,775,698    $   365,020    $  (5,576)
  Realized Gain (Loss) on Investment Activity ...     (2,679,617)      (455,571)      11,736
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (7,559,066)       143,302       (2,556)
                                                    ------------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (8,462,985)        52,751        3,604
                                                    ------------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................      2,653,277            649            0
  Administrative Charges ........................        (41,536)        (2,209)        (551)
  Transfers .....................................     (2,514,047)    (1,521,087)    (398,452)
  Contract Withdrawals ..........................     (5,914,970)       (43,955)     (23,483)
  Deferred Sales Charges ........................       (102,380)          (968)        (984)
  Death Benefits ................................       (559,938)       (41,007)           0
  Annuity Payments ..............................        (40,385)             0            0
                                                    ------------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (6,519,979)    (1,608,577)    (423,470)
                                                    ------------    -----------    ---------
Total Increase (Decrease) in Net Assets .........    (14,982,964)    (1,555,826)    (419,866)
Net Assets, at Beginning of Year ................     47,161,192      1,555,826      419,866
                                                    ------------    -----------    ---------
Net Assets, at End of Year ......................   $ 32,178,228    $         0    $       0
                                                    ============    ===========    =========

                                                                     Brinson
                                                                     Growth        Brinson
                                                      Brinson           &           High
                                                      Growth         Income        Income
                                                     Portfolio      Portfolio     Portfolio
                                                     ---------      ---------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   974,746    $ 1,650,229    $  37,356
  Realized Gain (Loss) on Investment Activity ...    (2,144,139)    (2,086,387)    (316,452)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       628,660        225,652      227,449
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (540,733)      (210,506)     (51,647)
                                                    -----------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................         6,830         73,692            0
  Administrative Charges ........................        (3,086)       (10,424)      (1,096)
  Transfers .....................................    (1,555,626)    (6,025,797)    (630,831)
  Contract Withdrawals ..........................       (40,331)      (142,948)      (5,243)
  Deferred Sales Charges ........................          (377)        (2,698)           0
  Death Benefits ................................       (18,660)      (167,447)           0
  Annuity Payments ..............................        (5,602)       (13,766)           0
                                                    -----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (1,616,852)    (6,289,388)    (637,170)
                                                    -----------    -----------    ---------
Total Increase (Decrease) in Net Assets .........    (2,157,585)    (6,499,894)    (688,817)
Net Assets, at Beginning of Year ................     2,157,585      6,499,894      688,817
                                                    -----------    -----------    ---------
Net Assets, at End of Year ......................   $         0    $         0    $       0
                                                    ===========    ===========    =========

                                                     Brinson     Brinson       Brinson
                                                      Small     Strategic     Tactical
                                                       Cap       Income      Allocation
                                                    Portfolio   Portfolio     Portfolio
                                                    ---------   ---------    ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (7,319)   $  26,373    $ 2,573,154
  Realized Gain (Loss) on Investment Activity ...    (122,097)     (79,678)    (1,566,652)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      41,607       29,294     (6,781,973)
                                                    ---------    ---------    -----------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................     (87,809)     (24,011)    (5,775,471)
                                                    ---------    ---------    -----------
Capital Transactions:
  Contract Deposits .............................           0            0        391,204
  Administrative Charges ........................      (1,053)      (1,450)       (63,042)
  Transfers .....................................    (631,641)    (737,848)      (994,795)
  Contract Withdrawals ..........................     (29,074)     (46,377)    (1,475,621)
  Deferred Sales Charges ........................        (566)      (1,581)       (37,530)
  Death Benefits ................................           0      (23,150)      (581,299)
  Annuity Payments ..............................           0            0         (7,363)
                                                    ---------    ---------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (662,334)    (810,406)    (2,768,446)
                                                    ---------    ---------    -----------
Total Increase (Decrease) in Net Assets .........    (750,143)    (834,417)    (8,543,917)
Net Assets, at Beginning of Year ................     750,143      834,417     40,546,846
                                                    ---------    ---------    -----------
Net Assets, at End of Year ......................   $       0    $       0    $32,002,929
                                                    =========    =========    ===========

                                                      Dreyfus
                                                       Small        Dreyfus      Fidelity
                                                      Company        Stock         Asset
                                                       Stock         Index        Manager
                                                     Portfolio       Fund        Portfolio
                                                     ---------      -------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (25,344)   $    26,070    $   514,890
  Realized Gain (Loss) on Investment Activity ...       38,869        303,919       (356,215)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (79,525)    (2,815,221)      (839,123)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (66,000)    (2,485,232)      (680,448)
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................        4,558        353,853        174,767
  Administrative Charges ........................         (829)       (10,369)        (4,557)
  Transfers .....................................      238,907         57,030      1,926,825
  Contract Withdrawals ..........................      (92,935)    (1,154,472)      (823,272)
  Deferred Sales Charges ........................       (3,859)       (26,335)       (24,402)
  Death Benefits ................................       (2,929)       (48,796)       (73,408)
  Annuity Payments ..............................            0         (6,111)        (2,746)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      142,913       (835,200)     1,173,207
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........       76,913     (3,320,432)       492,759
Net Assets, at Beginning of Year ................    1,909,327     18,016,321     12,246,586
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $1,986,240    $14,695,889    $12,739,345
                                                    ==========    ===========    ===========

                                                                                   Fidelity
                                                      Fidelity      Fidelity         High
                                                     Contrafund      Growth         Income
                                                      Portfolio     Portfolio      Portfolio
                                                     ----------     ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   119,430    $ 1,056,546    $   536,607
  Realized Gain (Loss) on Investment Activity ...       (76,662)    (2,448,536)    (1,715,936)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (843,688)    (2,401,358)       677,378
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (800,920)    (3,793,348)      (501,951)
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................        52,735        177,659         10,421
  Administrative Charges ........................        (2,985)       (10,069)        (1,188)
  Transfers .....................................       (95,841)    (1,110,112)       466,746
  Contract Withdrawals ..........................      (314,807)    (1,600,989)      (483,635)
  Deferred Sales Charges ........................       (10,231)       (36,387)       (18,081)
  Death Benefits ................................       (17,131)       (26,569)        (1,653)
  Annuity Payments ..............................        (1,440)        (4,209)             0
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (389,700)    (2,610,676)       (27,390)
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    (1,190,620)    (6,404,024)      (529,341)
Net Assets, at Beginning of Year ................     5,891,467     19,651,600      2,993,893
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $ 4,700,847    $13,247,576    $ 2,464,552
                                                    ===========    ===========    ===========

                                                     Fidelity
                                                    Investment      Fidelity
                                                       Grade          Money       Fidelity
                                                       Bond          Market       Overseas
                                                     Portfolio      Portfolio     Portfolio
                                                    ----------     -----------   -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  263,389    $   333,126    $  93,907
  Realized Gain (Loss) on Investment Activity ...      251,793              0      (30,131)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (83,795)             0     (254,779)
                                                    ----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      431,387        333,126     (191,003)
                                                    ----------    -----------    ---------
Capital Transactions:
  Contract Deposits .............................      141,577        193,481        4,589
  Administrative Charges ........................       (2,604)        (4,577)        (463)
  Transfers .....................................      886,099      1,394,378       11,512
  Contract Withdrawals ..........................     (696,272)    (1,913,716)     (54,979)
  Deferred Sales Charges ........................      (20,319)       (43,180)        (710)
  Death Benefits ................................      (78,231)      (402,279)      (1,439)
  Annuity Payments ..............................       (5,730)             0            0
                                                    ----------    -----------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      224,520       (775,893)     (41,490)
                                                    ----------    -----------    ---------
Total Increase (Decrease) in Net Assets .........      655,907       (442,767)    (232,493)
Net Assets, at Beginning of Year ................    4,503,475     12,721,114      897,075
                                                    ----------    -----------    ---------
Net Assets, at End of Year ......................   $5,159,382    $12,278,347    $ 664,582
                                                    ==========    ===========    =========

                                                                   Mercury
                                                      Mercury        HW        Mercury
                                                        HW           Low        U.S.
                                                   International  Duration      Large
                                                        VIP          VIP         Cap
                                                     Portfolio    Portfolio     Fund
                                                   -------------  ---------    -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................  $   60,456    $   4,010     $(10,024)
  Realized Gain (Loss) on Investment Activity ...      (12,735)       6,103     (52,261)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (315,046)      (1,692)    (21,729)
                                                    ----------    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (267,325)       8,421     (84,014)
                                                    ----------    ---------    --------
Capital Transactions:
  Contract Deposits .............................       20,332            0           0
  Administrative Charges ........................       (3,245)        (102)     (1,139)
  Transfers .....................................    1,204,719     (315,727)     51,101
  Contract Withdrawals ..........................      (62,498)     (65,303)    (12,013)
  Deferred Sales Charges ........................       (3,033)           0           0
  Death Benefits ................................      (28,127)           0           0
  Annuity Payments ..............................            0            0           0
                                                    ----------    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    1,128,148     (381,132)     37,949
                                                    ----------    ---------    --------
Total Increase (Decrease) in Net Assets .........      860,823     (372,711)    (46,065)
Net Assets, at Beginning of Year ................      920,382      372,711     757,714
                                                    ----------    ---------    --------
Net Assets, at End of Year ......................   $1,781,205    $       0    $711,649
                                                    ==========    =========    ========

                                                     Merrill      Merrill
                                                      Lynch        Lynch       Merrill
                                                    American       Basic        Lynch
                                                    Balanced       Value       Capital
                                                      Focus        Focus        Focus
                                                      Fund         Fund         Fund
                                                    --------      -------      -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   204    $  428,576    $     38
  Realized Gain (Loss) on Investment Activity ...        (4)     (118,675)        414
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (562)      (97,803)       (935)
                                                    -------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (362)      212,098        (483)
                                                    -------    ----------    --------
Capital Transactions:
  Contract Deposits .............................         0        22,808           0
  Administrative Charges ........................       (16)      (17,909)         (1)
  Transfers .....................................    11,793       533,850     (11,812)
  Contract Withdrawals ..........................         0      (284,655)          0
  Deferred Sales Charges ........................         0        (8,228)          0
  Death Benefits ................................         0      (273,469)          0
  Annuity Payments ..............................         0             0           0
                                                    -------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    11,777       (27,603)    (11,813)
                                                    -------    ----------    --------
Total Increase (Decrease) in Net Assets .........    11,415       184,495     (12,296)
Net Assets, at Beginning of Year ................         0     9,375,334      12,296
                                                    -------    ----------    --------
Net Assets, at End of Year ......................   $11,415    $9,559,829    $      0
                                                    =======    ==========    ========

                                                      Merrill     Merrill     Merrill
                                                       Lynch       Lynch       Lynch
                                                       Core     Developing   Domestic
                                                       Bond       Capital      Money
                                                       Focus      Markets     Market
                                                       Fund        Fund        Fund
                                                      -------   ----------   ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 27,501    $   (711)   $   33,621
  Realized Gain (Loss) on Investment Activity ...     (3,841)     (1,943)            0
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      9,557       2,307             0
                                                    --------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     33,217        (347)       33,621
                                                    --------    --------    ----------
Capital Transactions:
  Contract Deposits .............................          0       1,598        10,897
  Administrative Charges ........................       (654)       (202)       (2,290)
  Transfers .....................................    (26,796)     (7,722)     (147,291)
  Contract Withdrawals ..........................    (13,508)       (423)       31,261
  Deferred Sales Charges ........................       (515)          0        (4,862)
  Death Benefits ................................    (24,866)     (3,630)            0
  Annuity Payments ..............................          0           0             0
                                                    --------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (66,339)    (10,379)     (112,285)
                                                    --------    --------    ----------
Total Increase (Decrease) in Net Assets .........    (33,122)    (10,726)      (78,664)
Net Assets, at Beginning of Year ................    669,517     160,911     1,503,748
                                                    --------    --------    ----------
Net Assets, at End of Year ......................   $636,395    $150,185    $1,425,084
                                                    ========    ========    ==========

                                                      Merrill       Merrill      Merrill
                                                       Lynch         Lynch        Lynch
                                                      Global        Global        High
                                                    Allocation      Growth       Current
                                                       Focus         Focus       Income
                                                       Fund          Fund         Fund
                                                    ----------      -------      -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $      293    $   (4,493)   $ 61,333
  Realized Gain (Loss) on Investment Activity ...      (40,628)      (60,302)    (24,193)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (66,327)     (217,752)    (17,331)
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (106,662)     (282,547)     19,809
                                                    ----------    ----------    --------
Capital Transactions:
  Contract Deposits .............................          596        53,998      32,702
  Administrative Charges ........................       (1,339)       (1,492)       (911)
  Transfers .....................................      (94,888)      (15,607)    (16,946)
  Contract Withdrawals ..........................      (11,401)      (13,947)    (10,896)
  Deferred Sales Charges ........................         (268)         (204)       (108)
  Death Benefits ................................            0       (11,846)    (38,746)
  Annuity Payments ..............................            0             0           0
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (107,300)       10,902     (34,905)
                                                    ----------    ----------    --------
Total Increase (Decrease) in Net Assets .........     (213,962)     (271,645)    (15,096)
Net Assets, at Beginning of Year ................    1,128,945     1,131,073     668,193
                                                    ----------    ----------    --------
Net Assets, at End of Year ......................   $  914,983    $  859,428    $653,097
                                                    ==========    ==========    ========

                                                                      Merrill
                                                      Merrill          Lynch          Merrill
                                                       Lynch           Large           Lynch
                                                   International        Cap           Natural
                                                      Equity           Core          Resources
                                                       Focus           Focus           Focus
                                                       Fund            Fund            Fund
                                                   -------------     --------        ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $    12,978     $  (11,102)      $   (554)
  Realized Gain (Loss) on Investment Activity ...      (199,112)      (159,291)         4,265
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............        69,715         (5,070)        (9,018)
                                                    -----------     ----------       --------
Increase (Decrease) in Net Assets Resulting
    From Operations .............................      (116,419)      (175,463)        (5,307)
                                                    -----------     ----------       --------
Capital Transactions:
  Contract Deposits .............................         1,800              0              0
  Administrative Charges ........................          (633)        (3,054)          (103)
  Transfers .....................................    (1,127,519)       115,920        (11,719)
  Contract Withdrawals ..........................        (8,412)      (218,038)             0
  Deferred Sales Charges ........................          (507)       (11,836)             0
  Death Benefits ................................        (4,068)        (3,913)             0
  Annuity Payments ..............................             0              0              0
                                                    -----------     ----------       --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (1,139,339)      (120,921)       (11,822)
                                                    -----------     ----------       --------
Total Increase (Decrease) in Net Assets .........    (1,255,758)      (296,384)       (17,129)
Net Assets, at Beginning of Year ................     1,255,758      1,869,104         55,946
                                                    -----------     ----------       --------
Net Assets, at End of Year ......................   $         0     $1,572,720       $ 38,817
                                                    ===========     ==========       ========

                                                      Merrill        Merrill
                                                       Lynch          Lynch
                                                       Small        Utilities         Morgan
                                                        Cap            and            Stanley
                                                       Value    Telecommunications    Equity
                                                       Focus          Focus           Growth
                                                       Fund           Fund           Portfolio
                                                      -------   ------------------   ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  141,899     $   56,073         $   (58)
  Realized Gain (Loss) on Investment Activity ...       68,124       (162,663)            167
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      342,585        (60,827)          2,856
                                                    ----------     ----------         -------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      552,608       (167,417)          2,965
                                                    ----------     ----------         -------
Capital Transactions:
  Contract Deposits .............................       43,750          1,952               0
  Administrative Charges ........................       (4,743)        (1,708)              0
  Transfers .....................................        6,338       (157,848)         44,992
  Contract Withdrawals ..........................      (39,888)       (17,902)              0
  Deferred Sales Charges ........................       (1,084)          (568)              0
  Death Benefits ................................      (24,614)        (2,955)              0
  Annuity Payments ..............................            0              0            (522)
                                                    ----------     ----------         -------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (20,241)      (179,029)         44,470
                                                    ----------     ----------          -------
Total Increase (Decrease) in Net Assets .........      532,367       (346,446)         47,435
Net Assets, at Beginning of Year ................    1,983,928      1,242,913               0
                                                    ----------     ----------         -------
Net Assets, at End of Year ......................   $2,516,295     $  896,467         $47,435
                                                    ==========     ==========         =======

                                                    Morgan
                                                    Stanley       Morgan        Morgan
                                                     Fixed        Stanley       Stanley
                                                    Income      Technology       Value
                                                   Portfolio     Portfolio     Portfolio
                                                   ---------    ----------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,327       $   (31)       $  121
  Realized Gain (Loss) on Investment Activity ...       (82)          255             1
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (2,405)        3,041           (57)
                                                    -------       -------        ------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      (160)        3,265            65
                                                    -------       -------        ------
Capital Transactions:
  Contract Deposits .............................         0             0             0
  Administrative Charges ........................         0             0             0
  Transfers .....................................    43,720        19,296         5,302
  Contract Withdrawals ..........................         0             0             0
  Deferred Sales Charges ........................         0             0             0
  Death Benefits ................................         0             0             0
  Annuity Payments ..............................      (474)         (260)          (35)
                                                    -------       -------        ------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    43,246        19,036         5,267
                                                    -------       -------        ------
Total Increase (Decrease) in Net Assets .........    43,086        22,301         5,332
Net Assets, at Beginning of Year ................         0             0             0
                                                    -------       -------        ------
Net Assets, at End of Year ......................   $43,086       $22,301        $5,332
                                                    =======       =======        ======

                                                      Van Eck      Van Eck
                                                     Worldwide    Worldwide
                                                     Emerging       Hard
                                                      Markets      Assets
                                                       Fund         Fund
                                                     ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (6,928)   $   (395)
  Realized Gain (Loss) on Investment Activity ...    (148,709)      1,269
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     128,470     (30,852)
                                                    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (27,167)    (29,978)
                                                    ---------    --------
Capital Transactions:
  Contract Deposits .............................       3,309       2,417
  Administrative Charges ........................        (349)       (107)
  Transfers .....................................     (74,182)    (18,314)
  Contract Withdrawals ..........................     (13,653)     (4,046)
  Deferred Sales Charges ........................          (4)        (23)
  Death Benefits ................................      (4,933)     (1,663)
  Annuity Payments ..............................           0           0
                                                    ---------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (89,812)    (21,736)
                                                    ---------    --------
Total Increase (Decrease) in Net Assets .........    (116,979)    (51,714)
Net Assets, at Beginning of Year ................     574,146     258,036
                                                    ---------    --------
Net Assets, at End of Year ......................   $ 457,167    $206,322
                                                    =========    ========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For The Years Ended December 31, 2001 and December 31, 2000

                                                          2000
                                                                          AIM             AIM
                                                                        Capital      International
                                                                      Appreciation       Equity
                                                          Total           Fund            Fund
                                                          -----       ------------   -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  141,690,251    $    40,868    $   273,940
  Realized Gain (Loss) on Investment Activity ...      246,310,254        593,328        754,956
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (659,597,921)    (1,110,539)    (2,097,647)
                                                    --------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (271,597,416)      (476,343)    (1,068,751)
                                                    --------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................      444,132,974        328,162        200,329
  Administrative Charges ........................       (2,064,777)        (1,442)        (1,094)
  Transfers .....................................      221,035,563      1,122,581      2,578,909
  Contract Withdrawals ..........................     (372,930,318)      (525,905)      (376,534)
  Deferred Sales Charges ........................       (8,263,318)       (16,961)       (10,711)
  Death Benefits ................................      (29,203,285)       (13,512)             0
  Annuity Payments ..............................         (966,395)        (2,279)             0
                                                    --------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      251,740,444        890,644      2,390,899
                                                    --------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      (19,856,972)       414,301      1,322,148
Net Assets, at Beginning of Year ................    2,490,377,528      2,808,716      3,625,431
                                                    --------------    -----------    -----------
Net Assets, at End of Year ......................   $2,470,520,556    $ 3,223,017    $ 4,947,579
                                                    ==============    ===========    ===========

                                                                                     Alliance
                                                       Alliance      Alliance         Growth
                                                         Money        Premier            &
                                                        Market        Growth          Income
                                                       Portfolio     Portfolio       Portfolio
                                                       ---------     ---------       ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  3,972,058    $ 25,233,776    $ 24,185,132
  Realized Gain (Loss) on Investment Activity ...              0      70,637,928      36,409,375
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............              0    (222,393,450)     (8,745,747)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      3,972,058    (126,521,746)     51,848,760
                                                    ------------    ------------    ------------
Capital Transactions:
  Contract Deposits .............................     24,047,152     120,162,970      65,701,483
  Administrative Charges ........................        (62,640)       (577,779)       (335,830)
  Transfers .....................................     22,969,841      40,750,178      22,144,312
  Contract Withdrawals ..........................    (38,223,470)    (80,363,133)    (61,079,083)
  Deferred Sales Charges ........................       (937,462)     (1,825,297)     (1,297,568)
  Death Benefits ................................     (2,425,935)     (7,373,534)     (6,234,308)
  Annuity Payments ..............................       (215,032)       (234,209)       (129,605)
                                                    ------------    ------------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      5,152,454      70,539,196      18,769,401
                                                    ------------    ------------    ------------
Total Increase (Decrease) in Net Assets .........      9,124,512     (55,982,550)     70,618,161
Net Assets, at Beginning of Year ................    100,967,746     644,645,115     419,519,614
                                                    ------------    ------------    ------------
Net Assets, at End of Year ......................   $110,092,258    $588,662,565    $490,137,775
                                                    ============    ============    ============

                                                                      Alliance      Alliance
                                                      Alliance       Short-Term      Global
                                                    International   Multi-Market      Bond
                                                      Portfolio       Portfolio     Portfolio
                                                    -------------   ------------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  5,205,756    $   132,404    $   181,173
  Realized Gain (Loss) on Investment Activity ...      9,762,380        (44,869)      (164,344)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (31,527,839)       (37,201)       (56,259)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (16,559,703)        50,334        (39,430)
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     15,325,079          1,468        562,736
  Administrative Charges ........................        (47,046)          (934)        (4,361)
  Transfers .....................................     12,315,143     (1,029,272)      (130,839)
  Contract Withdrawals ..........................    (10,011,409)      (645,834)    (1,286,656)
  Deferred Sales Charges ........................       (184,722)       (10,407)       (21,523)
  Death Benefits ................................       (568,893)        (1,131)      (100,744)
  Annuity Payments ..............................        (19,191)             0         (4,267)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     16,808,961     (1,686,110)      (985,654)
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........        249,258     (1,635,776)    (1,025,084)
Net Assets, at Beginning of Year ................     66,470,057      3,208,393      8,580,545
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $ 66,719,315    $ 1,572,617    $ 7,555,461
                                                    ============    ===========    ===========

                                                      Alliance
                                                        U.S.                       Alliance
                                                     Government/    Alliance         North
                                                        High         Global        American
                                                        Grade        Dollar       Government
                                                     Securities    Government       Income
                                                      Portfolio     Portfolio      Portfolio
                                                     -----------   ----------     -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,227,610    $   779,758    $ 1,695,537
  Realized Gain (Loss) on Investment Activity ...      (882,000)    (1,009,549)      (185,991)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     3,207,745      1,124,178        934,672
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     4,553,355        894,387      2,444,218
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     5,320,732        331,035      5,593,229
  Administrative Charges ........................       (38,820)        (4,042)       (18,662)
  Transfers .....................................    (1,738,919)    (1,008,005)        46,872
  Contract Withdrawals ..........................    (7,821,874)    (1,073,709)    (4,888,832)
  Deferred Sales Charges ........................      (233,740)       (20,214)      (102,127)
  Death Benefits ................................      (547,412)       (51,022)      (400,232)
  Annuity Payments ..............................       (23,997)        (1,444)        (5,966)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (5,084,030)    (1,827,401)       224,282
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      (530,675)      (933,014)     2,668,500
Net Assets, at Beginning of Year ................    52,931,974      8,403,011     22,752,532
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $52,401,299    $ 7,469,997    $25,421,032
                                                    ===========    ===========    ===========

                                                      Alliance       Alliance      Alliance
                                                       Utility     Conservative     Growth
                                                       Income        Investors     Investors
                                                      Portfolio      Portfolio     Portfolio
                                                      ---------    ------------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 1,964,332    $ 2,444,710    $ 3,071,401
  Realized Gain (Loss) on Investment Activity ...     2,803,965        279,246        486,984
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      (463,602)    (1,836,875)    (4,055,896)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     4,304,695        887,081       (497,511)
                                                    -----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     9,318,424            518         10,303
  Administrative Charges ........................       (34,611)       (10,058)        (6,404)
  Transfers .....................................     7,052,959     (1,130,690)      (478,121)
  Contract Withdrawals ..........................    (4,921,697)    (5,490,111)    (2,482,501)
  Deferred Sales Charges ........................       (96,676)      (102,684)       (48,194)
  Death Benefits ................................      (776,487)      (320,357)      (169,815)
  Annuity Payments ..............................             0         (3,223)        (7,093)
                                                    -----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    10,541,912     (7,056,605)    (3,181,825)
                                                    -----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........    14,846,607     (6,169,524)    (3,679,336)
Net Assets, at Beginning of Year ................    37,956,325     24,574,284     15,427,347
                                                    -----------    -----------    -----------
Net Assets, at End of Year ......................   $52,802,932    $18,404,760    $11,748,011
                                                    ===========    ===========    ===========

                                                                     Alliance        Alliance
                                                      Alliance         Total         Worldwide
                                                       Growth         Return       Privatization
                                                      Portfolio      Portfolio       Portfolio
                                                      ---------      ---------     -------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 32,498,746    $ 4,915,036    $  2,857,284
  Realized Gain (Loss) on Investment Activity ...     38,780,438      1,912,302       1,858,390
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (147,394,118)       496,891     (19,490,506)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (76,114,934)     7,324,229     (14,774,832)
                                                    ------------    -----------    ------------
Capital Transactions:
  Contract Deposits .............................     58,034,533     11,139,399      11,065,190
  Administrative Charges ........................       (262,818)       (55,548)        (33,849)
  Transfers .....................................     24,348,802      4,179,940       6,401,806
  Contract Withdrawals ..........................    (59,054,351)    (8,256,494)     (6,362,570)
  Deferred Sales Charges ........................     (1,210,875)      (172,817)       (133,576)
  Death Benefits ................................     (3,508,805)    (1,108,441)       (493,811)
  Annuity Payments ..............................        (57,246)       (25,690)        (31,896)
                                                    ------------    -----------    ------------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     18,289,240      5,700,349      10,411,294
                                                    ------------    -----------    ------------
Total Increase (Decrease) in Net Assets .........    (57,825,694)    13,024,578      (4,363,538)
Net Assets, at Beginning of Year ................    389,075,571     64,905,641      51,524,730
                                                    ------------    -----------    ------------
Net Assets, at End of Year ......................   $331,249,877    $77,930,219    $ 47,161,192
                                                    ============    ===========    ============

                                                                                     Alliance
                                                                                       Real
                                                      Alliance      Alliance          Estate
                                                     Technology      Quasar         Investment
                                                      Portfolio     Portfolio        Portfolio
                                                     ----------     ---------       ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 17,281,809    $ 1,078,561    $   353,901
  Realized Gain (Loss) on Investment Activity ...     79,813,312      3,100,780       (253,917)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............   (200,477,833)    (4,997,624)     2,714,096
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................   (103,382,712)      (818,283)     2,814,080
                                                    ------------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................     89,113,680      8,762,913      1,967,655
  Administrative Charges ........................       (319,901)       (54,028)       (10,726)
  Transfers .....................................     77,566,229     (4,009,574)     2,169,973
  Contract Withdrawals ..........................    (51,705,922)    (9,797,086)    (1,835,683)
  Deferred Sales Charges ........................     (1,150,132)      (222,981)       (46,441)
  Death Benefits ................................     (2,806,785)      (514,450)      (163,443)
  Annuity Payments ..............................       (102,735)       (26,295)       (10,645)
                                                    ------------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    110,594,434     (5,861,501)     2,070,690
                                                    ------------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      7,211,722     (6,679,784)     4,884,770
Net Assets, at Beginning of Year ................    305,999,186     74,066,228     11,189,170
                                                    ------------    -----------    -----------
Net Assets, at End of Year ......................   $313,210,908    $67,386,444    $16,073,940
                                                    ============    ===========    ===========

                                                                                   Dreyfus
                                                      Alliance        Dreyfus       Zero
                                                        High           Stock       Coupon
                                                        Yield          Index        2000
                                                      Portfolio        Fund       Portfolio
                                                      ---------       -------     ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 1,556,731    $   197,456    $  2,913
  Realized Gain (Loss) on Investment Activity ...    (1,371,067)     1,559,717        (749)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (1,570,763)    (3,987,035)      1,016
                                                    -----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (1,385,099)    (2,229,862)      3,180
                                                    -----------    -----------    --------
Capital Transactions:
  Contract Deposits .............................     2,538,812        549,967           0
  Administrative Charges ........................       (21,437)       (11,039)        (58)
  Transfers .....................................      (487,939)       550,572     (79,817)
  Contract Withdrawals ..........................    (1,827,305)    (3,357,434)     (4,828)
  Deferred Sales Charges ........................       (52,333)       (88,946)        (92)
  Death Benefits ................................      (224,630)       (36,992)          0
  Annuity Payments ..............................       (44,959)        (5,995)          0
                                                    -----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (119,791)    (2,399,867)    (84,795)
                                                    -----------    -----------    --------
Total Increase (Decrease) in Net Assets .........    (1,504,890)    (4,629,729)    (81,615)
Net Assets, at Beginning of Year ................    21,629,341     22,646,050      81,615
                                                    -----------    -----------    --------
Net Assets, at End of Year ......................   $20,124,451    $18,016,321    $      0
                                                    ===========    ===========    ========

                                                      Dreyfus
                                                       Small       Fidelity       Fidelity
                                                      Company        Money          Asset
                                                       Stock        Market         Manager
                                                     Portfolio     Portfolio      Portfolio
                                                     ---------     ---------      ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (22,334)   $   528,388    $ 1,026,768
  Realized Gain (Loss) on Investment Activity ...       33,055              0        (96,920)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............       93,092              0     (1,577,357)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      103,813        528,388       (647,509)
                                                    ----------    -----------    -----------
Capital Transactions:
  Contract Deposits .............................       23,573        516,063        489,125
  Administrative Charges ........................         (648)        (3,753)        (5,336)
  Transfers .....................................      459,474      2,381,622      2,633,819
  Contract Withdrawals ..........................     (343,218)    (2,888,906)    (1,143,655)
  Deferred Sales Charges ........................      (11,588)       (75,733)       (25,775)
  Death Benefits ................................            0              0        (20,556)
  Annuity Payments ..............................            0              0         (2,125)
                                                    ----------    -----------    -----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      127,593        (70,707)     1,925,497
                                                    ----------    -----------    -----------
Total Increase (Decrease) in Net Assets .........      231,406        457,681      1,277,988
Net Assets, at Beginning of Year ................    1,677,921     12,263,433     10,968,598
                                                    ----------    -----------    -----------
Net Assets, at End of Year ......................   $1,909,327    $12,721,114    $12,246,586
                                                    ==========    ===========    ===========

                                                                                   Fidelity
                                                                    Fidelity      Investment
                                                     Fidelity         High           Grade
                                                      Growth         Income          Bond
                                                     Portfolio      Portfolio      Portfolio
                                                     ---------      ---------      ----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 2,219,235    $   423,831    $  261,691
  Realized Gain (Loss) on Investment Activity ...     2,145,954     (1,040,156)     (169,921)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (7,281,103)      (401,612)      320,671
                                                    -----------    -----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (2,915,914)    (1,017,937)      412,441
                                                    -----------    -----------    ----------
Capital Transactions:
  Contract Deposits .............................     1,249,287         23,261       119,034
  Administrative Charges ........................       (10,788)        (1,254)       (1,851)
  Transfers .....................................     1,849,047     (3,031,262)     (527,948)
  Contract Withdrawals ..........................    (3,264,226)      (326,025)     (310,978)
  Deferred Sales Charges ........................       (75,925)        (7,696)       (5,621)
  Death Benefits ................................        (8,804)             0       (17,883)
  Annuity Payments ..............................        (3,736)             0        (4,142)
                                                    -----------    -----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      (265,145)    (3,342,976)     (749,389)
                                                    -----------    -----------    ----------
Total Increase (Decrease) in Net Assets .........    (3,181,059)    (4,360,913)     (336,948)
Net Assets, at Beginning of Year ................    22,832,659      7,354,806     4,840,423
                                                    -----------    -----------    ----------
Net Assets, at End of Year ......................   $19,651,600    $ 2,993,893    $4,503,475
                                                    ===========    ===========    ==========

                                                                                 Mercury
                                                                                   HW
                                                     Fidelity      Fidelity   International
                                                     Overseas     Contrafund       VIP
                                                     Portfolio     Portfolio    Portfolio
                                                     ---------    ----------  --------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  121,050    $   776,887    $  5,497
  Realized Gain (Loss) on Investment Activity ...       43,059        196,398       2,336
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (412,012)    (1,498,459)     24,903
                                                    ----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (247,903)      (525,174)     32,736
                                                    ----------    -----------    --------
Capital Transactions:
  Contract Deposits .............................        5,008        312,656     220,445
  Administrative Charges ........................         (599)        (2,789)       (898)
  Transfers .....................................      (63,926)       325,956     570,249
  Contract Withdrawals ..........................     (166,800)      (881,792)     (5,226)
  Deferred Sales Charges ........................       (2,786)       (32,831)        (10)
  Death Benefits ................................            0        (38,647)    (15,477)
  Annuity Payments ..............................            0         (1,975)          0
                                                    ----------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (229,103)      (319,422)    769,083
                                                    ----------    -----------    --------
Total Increase (Decrease) in Net Assets .........     (477,006)      (844,596)    801,819
Net Assets, at Beginning of Year ................    1,374,081      6,736,063     118,563
                                                    ----------    -----------    --------
Net Assets, at End of Year ......................   $  897,075    $ 5,891,467    $920,382
                                                    ==========    ===========    ========

                                                                               Merrill
                                                    Mercury      Mercury        Lynch
                                                      Low         U.S.          Basic
                                                   Duration       Large         Value
                                                      VIP          Cap          Focus
                                                   Portfolio      Fund          Fund
                                                   ---------     -------       --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 10,287    $   5,886    $  828,702
  Realized Gain (Loss) on Investment Activity ...         59         (311)      (68,158)
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      2,957     (110,100)      171,317
                                                    --------    ---------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     13,303     (104,525)      931,861
                                                    --------    ---------    ----------
Capital Transactions:
  Contract Deposits .............................     21,980      512,152       533,345
  Administrative Charges ........................        (13)        (401)      (14,615)
  Transfers .....................................    273,462      286,799       910,787
  Contract Withdrawals ..........................    (22,070)     (10,793)     (146,995)
  Deferred Sales Charges ........................          0            0        (2,208)
  Death Benefits ................................          0            0       (51,247)
  Annuity Payments ..............................          0            0             0
                                                    --------    ---------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    273,359      787,757     1,229,067
                                                    --------    ---------    ----------
Total Increase (Decrease) in Net Assets .........    286,662      683,232     2,160,928
Net Assets, at Beginning of Year ................     86,049       74,482     7,214,406
                                                    --------    ---------    ----------
Net Assets, at End of Year ......................   $372,711    $ 757,714    $9,375,334
                                                    ========    =========    ==========

                                                                   Merrill       Merrill
                                                    Merrill         Lynch         Lynch
                                                     Lynch       Developing     Domestic
                                                    Capital        Capital        Money
                                                     Focus         Markets       Market
                                                     Fund           Fund          Fund
                                                    -------      ----------     --------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (343)     $ (1,336)     $   68,269
  Realized Gain (Loss) on Investment Activity ...     6,901           175               0
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     1,022       (69,116)              0
                                                    -------      --------      ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     7,580       (70,277)         68,269
                                                    -------      --------      ----------
Capital Transactions:
  Contract Deposits .............................         0        55,622         664,882
  Administrative Charges ........................       (16)         (247)         (1,912)
  Transfers .....................................     6,347        39,299        (122,340)
  Contract Withdrawals ..........................    (9,373)       (1,077)       (301,802)
  Deferred Sales Charges ........................         0           (44)        (12,693)
  Death Benefits ................................         0             0         (71,457)
  Annuity Payments ..............................         0             0               0
                                                    -------      --------      ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (3,042)       93,553         154,678
                                                    -------      --------      ----------
Total Increase (Decrease) in Net Assets .........     4,538        23,276         222,947
Net Assets, at Beginning of Year ................     7,758       137,635       1,280,801
                                                    -------      --------      ----------
Net Assets, at End of Year ......................   $12,296      $160,911      $1,503,748
                                                    =======      ========      ==========

                                                                                     Merrill
                                                      Merrill       Merrill           Lynch
                                                       Lynch         Lynch          Utilities
                                                      Global        Global             and
                                                      Growth       Strategy    Telecommunications
                                                       Focus         Focus            Focus
                                                       Fund          Fund             Fund
                                                      -------      --------    ------------------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $   63,964    $  154,530      $  458,199
  Realized Gain (Loss) on Investment Activity ...        3,162            76          24,275
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (280,498)     (286,192)       (533,387)
                                                    ----------    ----------      ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (213,372)     (131,586)        (50,913)
                                                    ----------    ----------      ----------
Capital Transactions:
  Contract Deposits .............................      666,207        69,460         162,219
  Administrative Charges ........................       (1,032)       (1,354)         (1,778)
  Transfers .....................................      433,526       214,128         108,911
  Contract Withdrawals ..........................       (9,498)       (5,090)        (15,194)
  Deferred Sales Charges ........................          (40)          (10)           (539)
  Death Benefits ................................            0             0               0
  Annuity Payments ..............................            0             0               0
                                                    ----------    ----------      ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    1,089,163       277,134         253,619
                                                    ----------    ----------      ----------
Total Increase (Decrease) in Net Assets .........      875,791       145,548         202,706
Net Assets, at Beginning of Year ................      255,282       983,397       1,040,207
                                                    ----------    ----------      ----------
Net Assets, at End of Year ......................   $1,131,073    $1,128,945      $1,242,913
                                                    ==========    ==========      ==========

                                                      Merrill      Merrill      Merrill
                                                       Lynch        Lynch        Lynch
                                                       High     International   Natural
                                                      Current      Equity      Resources
                                                      Income        Focus        Focus
                                                       Fund         Fund         Fund
                                                     --------   -------------  ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 61,271    $   58,163    $   (589)
  Realized Gain (Loss) on Investment Activity ...    (18,318)       36,819       7,057
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    104,240)     (370,075)     10,862
                                                    --------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (61,287)     (275,093)     17,330
                                                    --------    ----------    --------
Capital Transactions:
  Contract Deposits .............................     40,020       143,387       5,073
  Administrative Charges ........................       (962)       (2,380)       (116)
  Transfers .....................................    (43,284)      120,894     (28,273)
  Contract Withdrawals ..........................    (17,679)      (33,386)     (1,494)
  Deferred Sales Charges ........................       (510)       (1,067)        (55)
  Death Benefits ................................     (4,378)       (2,417)          0
  Annuity Payments ..............................          0             0           0
                                                    --------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (26,793)      225,031     (24,865)
                                                    --------    ----------    --------
Total Increase (Decrease) in Net Assets .........    (88,080)      (50,062)     (7,535)
Net Assets, at Beginning of Year ................    756,273     1,305,820      63,481
                                                    --------    ----------    --------
Net Assets, at End of Year ......................   $668,193    $1,255,758    $ 55,946
                                                    ========    ==========    ========

                                                                                 Merrill
                                                                                  Lynch
                                                     Merrill      Merrill         Small
                                                      Lynch        Lynch           Cap
                                                      Prime       Quality         Value
                                                      Bond        Equity          Focus
                                                      Fund         Fund           Fund
                                                     -------      -------        -------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $ 31,812    $  528,422    $  415,351
  Realized Gain (Loss) on Investment Activity ...     (3,593)       11,396        26,560
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     24,258      (774,459)     (252,706)
                                                    --------    ----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     52,477      (234,641)      189,205
                                                    --------    ----------    ----------
Capital Transactions:
  Contract Deposits .............................     18,711       268,129       355,108
  Administrative Charges ........................       (625)       (3,404)       (3,766)
  Transfers .....................................    (12,130)       34,049       282,819
  Contract Withdrawals ..........................     (2,905)      (77,247)     (120,609)
  Deferred Sales Charges ........................          0        (1,519)       (5,303)
  Death Benefits ................................     (5,942)            0        (1,370)
  Annuity Payments ..............................          0             0             0
                                                    --------    ----------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     (2,891)      220,008       506,879
                                                    --------    ----------    ----------
Total Increase (Decrease) in Net Assets .........     49,586       (14,633)      696,084
Net Assets, at Beginning of Year ................    619,931     1,883,737     1,287,844
                                                    --------    ----------    ----------
Net Assets, at End of Year ......................   $669,517    $1,869,104    $1,983,928
                                                    ========    ==========    ==========

                                                                  Mitchell
                                                     Mitchell     Hutchins     Mitchell
                                                     Hutchins      Global      Hutchins
                                                     Balanced      Income       Growth
                                                     Portfolio    Portfolio    Portfolio
                                                     ---------    ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  188,994    $  6,418    $  483,669
  Realized Gain (Loss) on Investment Activity ...      (26,912)     (5,338)       37,063
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (168,142)     13,773     1,085,963)
                                                    ----------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................       (6,060)     14,853      (565,231)
                                                    ----------    --------    ----------
Capital Transactions:
  Contract Deposits .............................      187,545      32,169       423,594
  Administrative Charges ........................       (2,308)       (557)       (4,955)
  Transfers .....................................       42,085     (18,874)      146,904
  Contract Withdrawals ..........................      (78,358)     (6,959)     (112,194)
  Deferred Sales Charges ........................       (1,321)       (125)           (2)
  Death Benefits ................................            0           0       (30,345)
  Annuity Payments ..............................            0           0          (638)
                                                    ----------    --------    ----------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................      147,643       5,654       422,364
                                                    ----------    --------    ----------
Total Increase (Decrease) in Net Assets .........      141,583      20,507      (142,867)
Net Assets, at Beginning of Year ................    1,414,243     399,359     2,300,452
                                                    ----------    --------    ----------
Net Assets, at End of Year ......................   $1,555,826    $419,866    $2,157,585
                                                    ==========    ========    ==========

                                                     Mitchell
                                                     Hutchins      Mitchell     Mitchell
                                                      Growth       Hutchins     Hutchins
                                                         &           High         Small
                                                      Income        Income         Cap
                                                     Portfolio     Portfolio    Portfolio
                                                     ---------     ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  359,723    $   60,910    $153,459
  Realized Gain (Loss) on Investment Activity ...       72,678      (135,854)     20,354
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (866,945)     (106,251)    (88,361)
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................     (434,544)     (181,195)     85,452
                                                    ----------    ----------    --------
Capital Transactions:
  Contract Deposits .............................    1,069,954        33,983      95,931
  Administrative Charges ........................      (13,224)       (1,644)     (1,467)
  Transfers .....................................     (770,921)     (566,414)     25,336
  Contract Withdrawals ..........................     (132,165)      (29,676)    (46,568)
  Deferred Sales Charges ........................       (1,173)         (997)     (1,207)
  Death Benefits ................................     (109,194)       (4,295)    (24,212)
  Annuity Payments ..............................       (1,330)            0           0
                                                    ----------    ----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................       41,947      (569,043)     47,813
                                                    ----------    ----------    --------
Total Increase (Decrease) in Net Assets .........     (392,597)     (750,238)    133,265
Net Assets, at Beginning of Year ................    6,892,491     1,439,055     616,878
                                                    ----------    ----------    --------
Net Assets, at End of Year ......................   $6,499,894    $  688,817    $750,143
                                                    ==========    ==========    ========

                                                    Mitchell       Mitchell      Van Eck
                                                    Hutchins       Hutchins     Worldwide
                                                    Strategic      Tactical       Hard
                                                     Income       Allocation     Assets
                                                    Portfolio      Portfolio      Fund
                                                    ---------     ----------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  22,199    $   258,899    $ (1,338)
  Realized Gain (Loss) on Investment Activity ...     (42,010)       351,372       4,225
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............      20,369     (1,923,915)     18,184
                                                    ---------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................         558     (1,313,644)     21,071
                                                    ---------    -----------    --------
Capital Transactions:
  Contract Deposits .............................      48,991      5,606,741      27,943
  Administrative Charges ........................      (2,517)       (63,735)       (109)
  Transfers .....................................    (117,581)     1,838,165     (25,925)
  Contract Withdrawals ..........................     (20,907)      (930,055)     (8,271)
  Deferred Sales Charges ........................          (2)        (8,158)       (116)
  Death Benefits ................................     (34,962)      (921,360)          0
  Annuity Payments ..............................           0           (682)          0
                                                    ---------    -----------    --------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (126,978)     5,520,916      (6,478)
                                                    ---------    -----------    --------
Total Increase (Decrease) in Net Assets .........    (126,420)     4,207,272      14,593
Net Assets, at Beginning of Year ................     960,837     36,339,574     243,443
                                                    ---------    -----------    --------
Net Assets, at End of Year ......................   $ 834,417    $40,546,846    $258,036
                                                    =========    ===========    ========

                                                      Van Eck      WP&G         WP&G
                                                     Worldwide   Tomorrow     Tomorrow
                                                     Emerging      Short       Medium
                                                      Markets      Term         Term
                                                       Fund      Portfolio    Portfolio
                                                     --------    ---------    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) ..................   $  (7,425)   $  (2,843)   $  (3,152)
  Realized Gain (Loss) on Investment Activity ...       1,518       (7,380)      13,268
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............    (326,999)      15,865         (942)
                                                    ---------    ---------    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................    (332,906)       5,642        9,174
                                                    ---------    ---------    ---------
Capital Transactions:
  Contract Deposits .............................      52,607            0          400
  Administrative Charges ........................        (277)         (82)        (122)
  Transfers .....................................     584,384     (403,666)    (423,234)
  Contract Withdrawals ..........................     (15,315)     (21,988)     (19,390)
  Deferred Sales Charges ........................        (275)        (530)        (724)
  Death Benefits ................................           0            0            0
  Annuity Payments ..............................           0            0            0
                                                    ---------    ---------    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................     621,124     (426,266)    (443,070)
                                                    ---------    ---------    ---------
Total Increase (Decrease) in Net Assets .........     288,218     (420,624)    (433,896)
Net Assets, at Beginning of Year ................     285,928      420,624      433,896
                                                    ---------    ---------    ---------
Net Assets, at End of Year ......................   $ 574,146    $       0    $       0
                                                    =========    =========    =========

                                                      WP&G
                                                    Tomorrow
                                                      Long
                                                      Term
                                                    Portfolio
                                                    ---------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income (Loss) .............. ...   $  (3,755)
  Realized Gain (Loss) on Investment Activity ...      46,750
  Change in Unrealized Appreciation
    (Depreciation) of Investments ...............     (32,024)
                                                    ---------
Increase (Decrease) in Net Assets Resulting
  From Operations ...............................      10,971
                                                    ---------
Capital Transactions:
  Contract Deposits .............................       2,600
  Administrative Charges ........................        (116)
  Transfers .....................................    (481,662)
  Contract Withdrawals ..........................     (10,013)
  Deferred Sales Charges ........................        (256)
  Death Benefits ................................           0
  Annuity Payments ..............................           0
                                                    ---------
Increase (Decrease) in Net Assets Resulting
  From Capital Transactions .....................    (489,447)
                                                    ---------
Total Increase (Decrease) in Net Assets .........    (478,476)
Net Assets, at Beginning of Year ................     478,476
                                                    ---------
Net Assets, at End of Year ......................   $       0
                                                    =========

                 See Accompanying Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account established under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts, individual flexible premium deferred variable annuity contracts and group flexible premium deferred variable annuity contracts (the "contracts"). The following products are offered by the Account: Profile, Ovation, Ovation Plus, Ovation Access, Ovation Advisor, Trilogy and Paradigm. The Alliance Gallery product has been discontinued as of April 30, 2000. The Account invests in shares of AIM Variable Insurance Fund ("AIM Fund"), Alliance Variable Products Series Fund, Inc. ("Alliance Fund"), Alliance Variable Products Series Fund B, Inc. ("Alliance Fund B"), Brinson Series Trust ("Brinson Trust" formerly
Mitchell Hutchins Trust, "Mitchell Hutchins Series Trust"), Dreyfus Variable Investment Fund ("Dreyfus Fund"), Fidelity Investments Variable Insurance
Products Fund ("Fidelity Trust"), Fidelity Investments Variable Insurance Products Fund II ("Fidelity Trust II"), Mercury HW Variable Trust ("Mercury HW Trust", formerly Hotchkis & Wiley Variable Trust, "Hotchkis & Wiley Trust"), Mercury Asset Management V.I.P. Funds, Inc. ("Mercury Fund"), Merrill Lynch Variable Series Funds ("Merrill Lynch Fund"), Morgan Stanley Universal Institutional Funds ("Morgan Stanley Fund"), Van Eck Investment Trust ("Van Eck Trust") and Vanguard Group ("Vanguard Group"). The assets in the policies may be invested in the following subaccounts:

AIM Fund:                                                                Dreyfus Fund:
   Capital Appreciation Fund                                                Small Company Stock Portfolio
   International Equity Fund                                                Stock Index Fund
                                                                            Zero Coupon 2000 Portfolio (Fund Closed 12/29/00)
Alliance Fund:
   Bernstein International Value Portfolio                               Fidelity Trust:
   Bernstein Real Estate Investment Portfolio **                            Growth Portfolio
   Bernstein Small Cap Value Portfolio                                      High Income Portfolio
   Bernstein Utility Income Portfolio **                                    Money Market Portfolio
   Conservative Investors Portfolio (Fund Closed 02/23/01)                  Overseas Portfolio
   Global Bond Portfolio
   Global Dollar Government Portfolio                                    Fidelity Trust II:
   Growth Portfolio                                                         Asset Manager Portfolio
   Growth & Income Portfolio                                                Contrafund Portfolio
   Growth Investors Portfolio (Fund Closed 02/23/01)                        Investment Grade Bond Portfolio
   High Yield Portfolio
   International Portfolio                                               Mercury HW Trust:
   Money Market Portfolio                                                   International VIP Portfolio *
   North American Government Income Portfolio                               Low Duration VIP Portfolio (Fund Closed 10/30/01)
   Premier Growth Portfolio
   Quasar Portfolio                                                      Mercury Fund:
   Short-Term Multi-Market Portfolio (Fund Closed 02/23/01)                 U.S. Large Cap Fund
   Technology Portfolio
   Total Return Portfolio                                                Merrill Lynch Fund:
   U.S. Government/High Grade Securities Portfolio                          American Balanced Focus Fund *
   Worldwide Privatization Portfolio                                        Basic Value Focus Fund
                                                                            Capital Focus Fund *
Alliance Fund B:                                                            Core Bond Focus Fund (Formerly Prime Bond Fund)
   Bernstein Value Portfolio                                                Developing Capital Markets Fund
   Growth Portfolio                                                         Domestic Money Market Fund
   Growth & Income Portfolio                                                Global Allocation Focus Fund
   Money Market Portfolio                                                     (Formerly Global Strategy Focus Fund)
   Premier Growth Portfolio                                                 Global Growth Focus Fund
   Technology Portfolio                                                     High Current Income Fund
   U.S. Government/High Grade Securities Portfolio                          International Equity Focus Fund *
                                                                            Large Cap Core Focus Fund (Formerly Quality
                                                                              Equity Fund)
Brinson Trust:                                                              Natural Resources Focus Fund
   Balanced Portfolio ***                                                   Small Cap Value Focus Fund
   Global Income Portfolio ***                                              Utilities and Telecom Focus Fund
   Growth Portfolio ***
   Growth & Income Portfolio ***                                         Morgan Stanley Fund:
   High Income Portfolio ***                                                Equity Growth Portfolio
   Small Cap Portfolio ***                                                  Fixed Income Portfolio
   Strategic Income Portfolio ***                                           International Magnum Portfolio
   Tactical Allocation Portfolio                                            Mid Cap Growth Portfolio
                                                                            Money Market Portfolio

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

Morgan Stanley (Cont.)                                                   Vanguard Group:
   Technology Portfolio                                                     500 Index Fund
   Value Portfolio                                                          International Growth Fund
                                                                            LifeStrategy Conservative Growth Fund
Van Eck Trust:                                                              LifeStrategy Growth Fund
   Worldwide Emerging Markets Fund                                          LifeStrategy Income Fund
   Worldwide Hard Assets Fund                                               LifeStrategy Moderate Growth Fund
                                                                            Primecap Fund
WP&G Tomorrow Fund:                                                         Prime Money Market Fund
   Tomorrow Long Term Portfolio (Fund Closed 07/31/00)                      Small Cap Growth Index Fund
   Tomorrow Medium Term Portfolio (Fund Closed 07/31/00)                    Small Cap Value Index Fund
   Tomorrow Short Term Portfolio (Fund Closed 07/31/00)                     Total Bond Market Index Fund
                                                                            U.S. Growth Fund
                                                                            Wellington Fund
                                                                            Windsor Fund

* On 05/01/01 the Merrill Lynch Capital Focus Fund merged with the Merrill Lynch American Balanced Focus Fund. The Merrill Lynch International Equity Focus Fund merged with the Mercury HW International VIP Portfolio.

** On 10/26/01 the Alliance  Real Estate  Investment  Portfolio  merged with the
Bernstein  Real  Estate  Investment  Portfolio.   The  Alliance  Utility  Income
Portfolio merged with the Bernstein Utility Income Portfolio.

*** On 10/30/01 the Brinson Balanced Portfolio merged with the Alliance Total Return Portfolio. The Brinson Global Income Portfolio merged with the Alliance Global Bond Portfolio. The Brinson Growth Portfolio merged with the Alliance Growth Portfolio. The Brinson Growth & income Portfolio merged with the Alliance Growth & Income Portfolio. The Brinson High Income Portfolio merged with the Alliance High Yield Portfolio. The Brinson Small Cap Portfolio merged with the Alliance Quasar Portfolio. The Brinson Strategic Income Portfolio merged with the Alliance Global Bond Portfolio.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract holder may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate of interest for a selected period. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933, and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the respective funds and trusts are stated at market value, which is the net asset value of each of the respective series as determined by the Fund at the close of business on the last business day of the period.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income or realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and policy transactions. Actual results could differ from those estimates.

E. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

3. Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and are equivalent, on an annual basis, up to 1.25% of the value of the contracts.

Daily charges for mortality and expense risks assumed by the Company on all contracts issued under the Ovation Access product are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.19% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation and are equivalent, on an annual basis, to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 may be assessed against each contract on its anniversary date by surrendering units.

Daily charges for distribution expenses are assessed on all contracts issued under the Ovation Plus product and are equivalent, on an annual basis, to 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Accidental Death Benefit (ADB) option are assessed through the daily unit value calculation on all contracts that have elected this option and are equivalent, on an annual basis, to 0.05% of the value of the contracts. These charges are included as part of the mortality and expense risk fees line of the Statement of Operations.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to 0.10% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Annual Ratchet Plan option are assessed on all contracts under the Ovation Access product that have elected this option and are equivalent, on an annual basis, to 0.25% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

Daily charges for the Equity Assurance Plan option are assessed on all contracts that have elected this option and are equivalent, on an annual basis, to a maximum 0.20% of the value of the contracts. These charges are included as part of the administrative charges line of the Statement of Changes in Net Assets.

In the event that a contract holder withdraws all or a portion of the contract value within the surrender charge period, the contracts provide that they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of premiums paid for single premium contracts and a maximum charge of 6% of premiums paid for flexible premium contracts. Contracts under the Ovation Advisor product are not subjected to surrender charges.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

4. Annuity Reserves

Annuity reserves are computed for contracts currently payable according to the 83 IAM or Annuity 2000 Mortality Tables. The assumed interest rate is 5%. Charges to annuity reserves for mortality and expense risks experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the variable annuity account.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2001, investment activity in the Account was as follows:



                                                                    Cost of       Proceeds
Shares of                                                          Purchases     From Sales
---------                                                          ---------     ----------
AIM
   Capital Appreciation Fund ..................................  $  1,322,554   $  1,273,712
   International Equity Fund ..................................     3,433,343      4,527,279
Alliance
   Bernstein International Value Portfolio ....................     4,982,703      1,245,685
   Bernstein Real Estate Investment Portfolio .................     9,027,051      3,811,728
   Bernstein Small Cap Value Portfolio ........................    20,114,212      3,871,304
   Bernstein Utility Income Portfolio .........................    29,286,856      8,683,867
   Bernstein Value Portfolio ..................................    23,994,624        318,066
   Conservative Investors Portfolio ...........................     3,359,847     18,425,911
   Global Bond Portfolio ......................................     3,851,918      2,258,276
   Global Dollar Government Portfolio .........................     4,399,532      2,508,651
   Growth Portfolio ...........................................   101,955,479     76,632,823
   Growth & Income Portfolio ..................................   231,748,181    106,400,880
   Growth Investors Portfolio .................................     3,238,935     11,591,203
   High Yield Portfolio .......................................    16,257,037      5,615,340
   International Portfolio ....................................    83,866,379     81,683,488
   Money Market Portfolio .....................................   342,330,353    324,941,734
   North American Government Income Portfolio .................    33,613,172     12,123,402
   Premier Growth Portfolio ...................................   127,034,258    114,059,847
   Quasar Portfolio ...........................................   133,734,098    132,299,014
   Short-Term Multi-Market Portfolio ..........................       396,763      1,581,400
   Technology Portfolio .......................................    88,414,663     89,840,218
   Total Return Portfolio .....................................    90,367,899      8,806,192
   U.S. Government/High Grade Securities Portfolio ............    50,658,813      8,167,336
   Worldwide Privatization Portfolio ..........................    11,191,653     15,936,011
Brinson
   Balanced Portfolio .........................................       872,640      2,116,197
   Global Income Portfolio ....................................       181,924        610,969
   Growth Portfolio ...........................................     1,107,033      1,749,140
   Growth & Income Portfolio ..................................     2,131,655      6,770,810
   High Income Portfolio ......................................        44,872        644,686
   Small Cap Portfolio ........................................             0        669,651
   Strategic Income Portfolio .................................        35,426        819,463
   Tactical Allocation Portfolio ..............................     6,362,509      6,557,803
Dreyfus
   Small Company Stock Portfolio ..............................       341,834        224,265
   Stock Index Fund ...........................................     1,444,304      2,253,482
Fidelity
   Asset Manager Portfolio ....................................     3,567,636      1,879,567
   Contrafund Portfolio .......................................       367,800        638,071
   Growth Portfolio ...........................................     6,684,410      8,238,595
   High Income Portfolio ......................................     8,538,874      8,029,661
   Investment Grade Bond Portfolio ............................     7,757,934      7,270,068
   Money Market Portfolio .....................................    12,053,163     12,495,932
   Overseas Portfolio .........................................       168,818        116,401
Mercury HW
   International VIP Portfolio ................................     1,379,332        190,726
   Low Duration VIP Portfolio .................................       180,011        557,136
Mercury
   U.S. Large Cap Fund ........................................       232,031        204,103
Merrill Lynch
   American Balanced Focus Fund ...............................        12,123            143
   Basic Value Focus Fund .....................................     1,391,151        990,181
   Capital Focus Fund .........................................            92         11,867
   Core Bond Focus Fund .......................................        40,978         79,821
   Developing Capital Markets Fund ............................         3,890         14,979
   Domestic Money Market Fund .................................     1,167,870      1,246,531

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                                    Cost of       Proceeds
                                                                   Purchases     From Sales
                                                                   ---------     ----------
Merrill Lynch (continued)
   Global Allocation Focus Fund ...............................        36,438        143,443
   Global Growth Focus Fund ...................................       161,475        155,065
   High Current Income Fund ...................................       115,711         89,286
   International Equity Focus Fund ............................        44,394      1,170,759
   Large Cap Core Focus Fund ..................................       191,697        323,721
   Natural Resources Focus Fund ...............................            81         12,457
   Small Cap Value Focus Fund .................................       629,365        507,709
   Utilities & Telecommunications Focus Fund ..................       129,479        252,437
Morgan Stanley
   Equity Growth Portfolio ....................................        44,613          2,171
   Fixed Income Portfolio .....................................        45,905          1,735
   Technology Portfolio .......................................        20,672          1,666
   Value Portfolio ............................................         3,390             36
Van Eck
   Worldwide Emerging Markets Fund ............................       133,286        230,027
   Worldwide Hard Assets Fund .................................        47,851         69,983

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments

For the year ended December 31, 2000, investment activity in the Account was as follows:



                                                                    Cost of       Proceeds
Shares of                                                          Purchases     From Sales
---------                                                          ---------     ----------
AIM
   Capital Appreciation Fund ..................................  $  2,594,155   $  1,663,339
   International Equity Fund ..................................    20,026,907     17,362,069
Alliance
   Money Market Portfolio .....................................   638,091,569    628,967,059
   Premier Growth Portfolio ...................................   214,787,063    119,018,273
   Growth & Income Portfolio ..................................   201,707,753    158,752,300
   International Portfolio ....................................    75,415,653     53,401,257
   Short-Term Multi-Market Portfolio ..........................       316,827      1,870,534
   Global Bond Portfolio ......................................     1,594,127      2,398,577
   U.S. Government/High Grade Securities Portfolio ............    11,062,249     13,919,001
   Global Dollar Government Portfolio .........................     2,066,185      3,113,816
   North American Government Income Portfolio .................     9,374,483      7,454,230
   Utility Income Portfolio ...................................    18,966,434      6,460,181
   Conservative Investors Portfolio ...........................     3,205,238      7,817,094
   Growth Investors Portfolio .................................     3,476,793      3,587,133
   Growth Portfolio ...........................................   137,583,351     86,788,703
   Total Return Portfolio .....................................    20,534,808      9,919,455
   Worldwide Privatization Portfolio ..........................    20,712,669      7,443,740
   Technology Portfolio .......................................   352,337,808    224,458,139
   Quasar Portfolio ...........................................   479,887,663    484,670,225
   Real Estate Investment Portfolio ...........................     6,697,125      4,272,392
   High Yield Portfolio .......................................     6,341,784      4,904,597
Dreyfus
   Stock Index Fund ...........................................     2,836,546      5,038,610
   Zero Coupon 2000 Portfolio .................................         3,956         84,428
   Small Company Portfolio ....................................       716,825        611,559
Fidelity
   Money Market Portfolio .....................................    46,053,175     45,595,494
   Asset Manager Portfolio ....................................     4,817,652      1,865,160
   Growth Portfolio ...........................................     9,986,048      8,031,615
   High Income Portfolio ......................................     3,052,127      5,971,272
   Investment Grade Bond Portfolio ............................     3,901,312      4,388,759
   Overseas Portfolio .........................................       254,849        362,902
   Contrafund Portfolio .......................................     1,821,871      1,364,335
Mercury HW
   International VIP Portfolio ................................       808,650         34,071
   Low Duration VIP Portfolio .................................       360,969         76,442
Mercury
   U.S. Large Cap Fund ........................................       810,191         16,549
Merrill Lynch
   Basic Value Focus Fund .....................................     2,643,246        585,468
   Capital Focus Fund .........................................       102,331        105,717
   Developing Capital Markets Fund ............................       107,424         15,208
   Domestic Money Market Fund .................................     3,191,039      2,968,092
   Global Growth Focus Fund ...................................     1,172,546         19,419
   Global Strategy Focus Fund .................................       451,854         20,191
   Utilities & Telecommunications Focus Fund ..................       934,057        222,234
   High Current Income Fund ...................................       128,020         93,542
   International Equity Focus Fund ............................       507,532        224,337
   Natural Resources Focus Fund ...............................        14,780         40,235
   Prime Bond Fund ............................................        67,347         38,425
   Quality Equity Fund ........................................       943,633        195,199
   Small Cap Value Focus Fund .................................     1,107,664        185,435

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

5. Purchases and Sales of Investments (continued)

                                                                    Cost of       Proceeds
                                                                   Purchases     From Sales
                                                                   ---------     ----------
Mitchell Hutchins
   Balanced Portfolio .........................................       599,121        262,436
   Global Income Portfolio ....................................        65,993         53,920
   Growth Portfolio ...........................................     1,517,537        610,737
   Growth & Income Portfolio ..................................     1,690,094      1,287,552
   High Income Portfolio ......................................       272,062        780,195
   Small Cap Portfolio ........................................       342,845        141,461
   Strategic Income Portfolio .................................       689,601        794,379
   Tactical Allocation Portfolio ..............................    11,923,385      6,143,116
Van Eck
   Worldwide Hard Assets Fund .................................       127,698        135,514
   Worldwide Emerging Markets Fund ............................       655,530         41,833
Weiss, Peck & Greer
   Tomorrow Short Term Portfolio ..............................             0        428,755
   Tomorrow Medium Term Portfolio .............................           737        446,648
   Tomorrow Long Term Portfolio ...............................         7,980        500,687

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

6. Net Increase (Decrease) in Accumulation Units

For the year ended December 31, 2001, transactions in accumulation units of the account were as follows:

                                               AIM                AIM                  AIM
                                             Capital            Capital           International
                                           Appreciation       Appreciation           Equity
                                        2      Fund         3     Fund          2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             745.84            2,717.98            1,194.54
Units Withdrawn ....................              (2.22)         (12,002.69)              (1.34)
Units Transferred Between Funds ....             473.32          (27,848.41)               0.00
Units Transferred From (To) AIG Life               0.00           23,075.42                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           1,216.94          (14,057.70)           1,193.20
Units, at Beginning of the Year ....             458.54          224,963.67               57.70
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,675.48          210,905.97            1,250.90
                                          =============       =============       =============
Unit Value at December 31, 2001 ....      $       10.70       $       10.72       $        9.61
                                          =============       =============       =============

                                                                Alliance            Alliance
                                               AIM              Bernstein           Bernstein
                                          International       International       International
                                             Equity              Value               Value
                                        3      Fund         1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           3,380.95          191,325.60            7,219.82
Units Withdrawn ....................         (15,320.29)          (2,936.27)             (14.15)
Units Transferred Between Funds ....         (92,158.69)         125,321.00            4,831.71
Units Transferred From (To) AIG Life           2,199.44           65,798.03              981.04
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (101,898.59)         379,508.36           13,018.42
Units, at Beginning of the Year ....         387,443.23                0.00                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........         285,544.64          379,508.36           13,018.42
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.63       $        9.78       $        9.77
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Bernstein           Bernstein           Bernstein
                                               Real                Real               Small
                                              Estate              Estate               Cap
                                            Investment          Investment            Value
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         284,406.17           20,381.19          823,121.54
Units Withdrawn ....................        (240,790.51)          (3,646.53)         (20,835.61)
Units Transferred Between Funds ....         171,232.07           11,239.17          317,390.48
Units Transferred From (To) AIG Life         149,859.14           17,688.19          425,119.98
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         364,706.87           45,662.02        1,544,796.39
Units, at Beginning of the Year ....       1,351,325.42           59,651.70                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........       1,716,032.29          105,313.72        1,544,796.39
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.40       $       12.37       $       11.08
                                          =============       =============       =============

                                             Alliance
                                            Bernstein            Alliance           Alliance
                                              Small             Bernstein           Bernstein
                                               Cap               Utility             Utility
                                              Value               Income             Income
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          15,968.56          592,028.98           20,837.80
Units Withdrawn ....................            (151.55)        (303,420.39)          (3,553.82)
Units Transferred Between Funds ....           9,723.21          179,952.04           (4,345.69)
Units Transferred From (To) AIG Life           1,991.90          361,521.46            8,893.27
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          27,532.12          830,082.09           21,831.56
Units, at Beginning of the Year ....               0.00        2,067,949.10           75,229.42
                                          -------------       -------------       -------------
Units, at End of the Year ..........          27,532.12        2,898,031.19           97,060.98
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.07       $       18.83       $       18.79
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Bernstein           Bernstein         Conservative
                                              Value               Value            Investors
                                        4   Portfolio       5   Portfolio       1  Portfolio
                                          -------------       -------------      -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,175,818.06           29,293.78                0.00
Units Withdrawn ....................         (27,393.57)            (306.97)         (67,228.53)
Units Transferred Between Funds ....         865,371.49           22,074.11       (1,063,861.08)
Units Transferred From (To) AIG Life         374,858.55            2,471.26                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,388,654.53           53,532.18       (1,131,089.61)
Units, at Beginning of the Year ....               0.00                0.00        1,131,089.61
                                          -------------       -------------       -------------
Units, at End of the Year ..........       2,388,654.53           53,532.18               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.98       $        9.97       $       15.71
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                           Conservative           Global             Global
                                            Investors              Bond               Bond
                                        3   Portfolio      1    Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           73,551.44            6,062.42
Units Withdrawn ....................            (180.93)        (106,761.24)             (28.92)
Units Transferred Between Funds ....         (34,041.17)          91,308.31           11,337.61
Units Transferred From (To) AIG Life               0.00           49,688.55              225.10
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (34,222.10)         107,787.06           17,596.21
Units, at Beginning of the Year ....          34,222.10          536,432.90            2,834.10
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00          644,219.96           20,430.31
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.00       $       13.43       $       13.40
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                 Alliance           Alliance
                                             Alliance             Global             Global
                                              Global              Dollar             Dollar
                                               Bond             Government         Government
                                        3   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           54,598.75            1,153.38
Units Withdrawn ....................            (356.38)         (68,473.29)             (20.73)
Units Transferred Between Funds ....            (155.49)          36,282.36              406.54
Units Transferred From (To) AIG Life               0.00           37,501.21            2,873.15
                                          -------------       -------------       -------------
Net Increase (Decrease) ............            (511.87)          59,909.03            4,412.34
Units, at Beginning of the Year ....          17,284.90          417,248.95            7,952.81
                                          -------------       -------------       -------------
Units, at End of the Year ..........          16,773.03          477,157.98           12,365.15
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       10.08       $       18.92       $       18.88
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Growth              Growth             Growth
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         126,003.62            1,660.53            1,583.43
Units Withdrawn ....................      (1,604,629.94)         (12,921.35)         (39,292.62)
Units Transferred Between Funds ....        (626,282.25)         (33,722.97)         (13,152.36)
Units Transferred From (To) AIG Life         165,494.14           10,446.79              437.90
                                          -------------       -------------       -------------
Net Increase (Decrease) ............      (1,939,414.43)         (34,537.00)         (50,423.65)
Units, at Beginning of the Year ....       9,249,411.34          251,733.88          313,306.27
                                          -------------       -------------       -------------
Units, at End of the Year ..........       7,309,996.91          217,196.88          262,882.62
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       23.45       $       23.40       $       16.21
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                    Alliance
                                                                                     Growth
                                             Alliance            Alliance               &
                                              Growth              Growth             Income
                                        4   Portfolio       5   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,140,243.05           32,857.19          152,469.51
Units Withdrawn ....................         (93,342.90)          (2,433.19)      (1,801,572.88)
Units Transferred Between Funds ....          26,180.89           (8,353.39)         674,988.88
Units Transferred From (To) AIG Life         364,692.11           12,228.49          231,019.46
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       1,437,773.15           34,299.10         (743,095.03)
Units, at Beginning of the Year ....         899,435.72           39,966.90       11,974,779.78
                                          -------------       -------------       -------------
Units, at End of the Year ..........       2,337,208.87           74,266.00       11,231,684.75
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       23.29       $       23.24       $       35.32
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Growth              Growth             Growth
                                                &                   &                   &
                                              Income              Income             Income
                                        2   Portfolio       3   Portfolio       4   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           3,163.61            2,557.04        2,293,539.79
Units Withdrawn ....................         (19,341.22)         (46,844.40)        (144,761.42)
Units Transferred Between Funds ....          20,142.90          114,717.99          416,281.10
Units Transferred From (To) AIG Life           9,964.62              678.46          989,993.39
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          13,929.91           71,109.09        3,555,052.86
Units, at Beginning of the Year ....         323,241.62          520,541.14        1,042,759.54
                                          -------------       -------------       -------------
Units, at End of the Year ..........         337,171.53          591,650.23        4,597,812.40
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       35.24       $       21.91       $       35.11
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                            Alliance
                                             Growth              Alliance           Alliance
                                               &                  Growth             Growth
                                             Income             Investors           Investors
                                        5  Portfolio        1   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          74,287.78                0.00                0.00
Units Withdrawn ....................          (2,265.11)         (36,101.50)          (1,810.89)
Units Transferred Between Funds ....          (8,885.15)        (531,985.27)         (46,674.57)
Units Transferred From (To) AIG Life          37,693.27                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         100,830.79         (568,086.77)         (48,485.46)
Units, at Beginning of the Year ....          56,310.70          568,086.77           48,485.46
                                          -------------       -------------       -------------
Units, at End of the Year ..........         157,141.49                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       35.03       $       18.78       $       16.26
                                          =============       =============       =============

                                              Alliance          Alliance
                                                High              High              Alliance
                                               Yield             Yield            International
                                        1    Portfolio      2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         575,069.59           29,830.73          589,503.66
Units Withdrawn ....................        (419,143.99)          (8,378.21)        (608,597.00)
Units Transferred Between Funds ....         568,384.02            9,698.21         (311,439.49)
Units Transferred From (To) AIG Life         246,378.36           12,520.39          301,095.18
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         970,687.98           43,671.12          (29,437.65)
Units, at Beginning of the Year ....       2,199,740.81           78,768.58        4,285,660.01
                                          -------------       -------------       -------------
Units, at End of the Year ..........       3,170,428.79          122,439.70        4,256,222.36
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.93       $        8.91       $       11.65
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                 Alliance           Alliance
                                             Alliance             Money               Money
                                          International           Market             Market
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          23,524.80          136,715.02           11,971.55
Units Withdrawn ....................          (9,416.36)      (4,372,657.33)         (90,197.93)
Units Transferred Between Funds ....          (9,381.37)       2,456,838.17           67,007.65
Units Transferred From (To) AIG Life          20,200.41          168,403.97           (6,257.31)
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          24,927.48       (1,610,700.17)         (17,476.04)
Units, at Beginning of the Year ....          93,465.14        7,745,515.60          137,223.22
                                          -------------       -------------       -------------
Units, at End of the Year ..........         118,392.62        6,134,815.43          119,747.18
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.63       $       12.96       $       12.93
                                          =============       =============       =============

                                                                                    Alliance
                                                                                      North
                                             Alliance            Alliance           American
                                              Money               Money            Government
                                              Market              Market             Income
                                        4   Portfolio       5   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       4,199,674.23           56,705.15          576,294.87
Units Withdrawn ....................        (675,363.16)            (127.84)        (467,398.12)
Units Transferred Between Funds ....      (1,015,468.38)         (32,681.79)         664,972.76
Units Transferred From (To) AIG Life         288,011.14            1,957.05          357,677.15
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,796,853.83           25,852.57        1,131,546.66
Units, at Beginning of the Year ....         728,663.05           36,163.05        1,548,657.99
                                          -------------       -------------       -------------
Units, at End of the Year ..........       3,525,516.88           62,015.62        2,680,204.65
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.88       $       12.85       $       16.62
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance
                                              North
                                             American            Alliance           Alliance
                                            Government           Premier             Premier
                                              Income              Growth             Growth
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          20,556.21          185,433.41            5,235.05
Units Withdrawn ....................            (937.36)      (1,773,134.53)         (50,471.08)
Units Transferred Between Funds ....           8,313.28       (1,253,165.95)         (59,283.91)
Units Transferred From (To) AIG Life           5,621.21          284,465.61           12,172.79
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          33,553.34       (2,556,401.46)         (92,347.15)
Units, at Beginning of the Year ....          10,888.48       14,573,794.49          604,969.24
                                          -------------       -------------       -------------
Units, at End of the Year ..........          44,441.82       12,017,393.03          512,622.09
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       16.58       $       29.70       $       29.63
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                             Premier             Premier             Premier
                                              Growth              Growth             Growth
                                        3   Portfolio       4   Portfolio       5   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             134.82        1,558,738.28           55,462.81
Units Withdrawn ....................         (16,038.21)        (122,060.94)          (4,850.78)
Units Transferred Between Funds ....         (10,646.83)         343,301.07           12,188.64
Units Transferred From (To) AIG Life               0.00          465,811.07           19,131.89
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (26,550.22)       2,245,789.48           81,932.56
Units, at Beginning of the Year ....         115,688.44          881,605.33           39,647.83
                                          -------------       -------------       -------------
Units, at End of the Year ..........          89,138.22        3,127,394.81          121,580.39
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       13.39       $       29.57       $       29.51
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                              Quasar              Quasar             Quasar
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................         562,238.65           25,841.24              150.05
Units Withdrawn ....................        (735,419.39)         (12,696.28)          (7,156.96)
Units Transferred Between Funds ....        (507,034.21)          (7,372.31)          (4,663.79)
Units Transferred From (To) AIG Life         649,067.97            9,242.60                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (31,146.98)          15,015.25          (11,670.70)
Units, at Beginning of the Year ....       5,129,672.13          200,381.06           74,188.50
                                          -------------       -------------       -------------
Units, at End of the Year ..........       5,098,525.15          215,396.31           62,517.80
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       10.72       $       10.69       $       10.42
                                          =============       =============       =============

                                             Alliance
                                            Short-Term           Alliance           Alliance
                                           Multi-Market         Technology         Technology
                                        1   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00          158,171.85            4,773.40
Units Withdrawn ....................          (7,835.84)      (1,204,418.25)         (34,221.94)
Units Transferred Between Funds ....        (120,489.09)      (1,500,590.71)         (51,639.47)
Units Transferred From (To) AIG Life               0.00          231,581.01           16,303.35
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (128,324.93)      (2,315,256.10)         (64,784.66)
Units, at Beginning of the Year ....         128,324.93       11,058,564.76          492,845.38
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)       8,743,308.66          428,060.72
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.30       $       18.26       $       18.22
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                            Technology          Technology         Technology
                                        3   Portfolio       4   Portfolio       5   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             323.67          937,316.74           55,727.72
Units Withdrawn ....................         (17,124.26)         (94,292.96)          (5,810.38)
Units Transferred Between Funds ....         (52,301.85)         273,391.03            1,217.88
Units Transferred From (To) AIG Life             625.82          281,073.75           14,612.23
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (68,476.62)       1,397,488.56           65,747.45
Units, at Beginning of the Year ....         222,976.76          799,162.09           61,596.96
                                          -------------       -------------       -------------
Units, at End of the Year ..........         154,500.14        2,196,650.65          127,344.41
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.67       $       18.18       $       18.14
                                          =============       =============       =============

                                             Alliance            Alliance           Alliance
                                              Total               Total               Total
                                              Return              Return             Return
                                        1   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,225,930.80           21,212.00               53.51
Units Withdrawn ....................        (748,748.50)         (10,958.02)         (11,061.13)
Units Transferred Between Funds ....       2,243,730.25           38,253.80          107,042.29
Units Transferred From (To) AIG Life         754,552.35           23,776.23                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       3,475,464.90           72,284.01           96,034.67
Units, at Beginning of the Year ....       3,514,022.78          104,427.89            8,702.86
                                          -------------       -------------       -------------
Units, at End of the Year ..........       6,989,487.68          176,711.90          104,737.53
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       21.66       $       21.61       $       10.83
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Alliance            Alliance           Alliance
                                               U.S.                U.S.               U.S.
                                           Government/         Government/         Government/
                                            High Grade          High Grade         High Grade
                                            Securities          Securities         Securities
                                        1   Portfolio       2   Portfolio       4   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................       1,102,309.81           33,632.57            4,626.63
Units Withdrawn ....................        (699,577.06)          (5,857.91)         (16,385.60)
Units Transferred Between Funds ....       1,554,255.05           15,251.78           62,070.29
Units Transferred From (To) AIG Life         744,069.26           22,859.74           36,022.46
                                          -------------       -------------       -------------
Net Increase (Decrease) ............       2,701,057.06           65,886.18           86,333.78
Units, at Beginning of the Year ....       3,686,407.51           59,933.02          127,367.05
                                          -------------       -------------       -------------
Units, at End of the Year ..........       6,387,464.57          125,819.20          213,700.83
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.35       $       14.32       $       14.26
                                          =============       =============       =============

                                             Alliance
                                               U.S.
                                           Government/           Alliance           Alliance
                                            High Grade          Worldwide           Worldwide
                                            Securities        Privatization       Privatization
                                        5   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00          148,169.50           19,965.73
Units Withdrawn ....................             (91.13)        (410,819.58)          (5,682.47)
Units Transferred Between Funds ....           4,537.43         (302,861.00)          (9,947.36)
Units Transferred From (To) AIG Life             898.75          134,742.13            3,578.03
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           5,345.05         (430,768.95)           7,913.93
Units, at Beginning of the Year ....           3,449.00        2,498,271.76           81,649.60
                                          -------------       -------------       -------------
Units, at End of the Year ..........           8,794.05        2,067,502.81           89,563.53
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.23       $       14.86       $       14.83
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                     Brinson
                                             Brinson             Brinson             Global
                                             Balanced            Balanced            Income
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................              49.38                0.00                0.00
Units Withdrawn ....................          (6,093.63)            (312.18)          (2,176.83)
Units Transferred Between Funds ....         (99,587.64)         (12,153.07)         (28,670.53)
Units Transferred From (To) AIG Life              48.14             (287.26)               0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (105,583.75)         (12,752.51)         (30,847.36)
Units, at Beginning of the Year ....         105,583.75           12,752.51           30,847.36
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       13.54       $       13.52       $       11.41
                                          =============       =============       =============

                                             Brinson
                                              Global             Brinson             Brinson
                                              Income              Growth             Growth
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00              345.20                0.00
Units Withdrawn ....................             (29.46)          (3,227.31)            (431.04)
Units Transferred Between Funds ....          (5,735.06)         (91,596.80)          (5,869.91)
Units Transferred From (To) AIG Life               0.00              750.36                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (5,764.52)         (93,728.55)          (6,300.95)
Units, at Beginning of the Year ....           5,764.52           93,728.55            6,300.95
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.39       $       15.65       $       15.62
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Brinson             Brinson
                                              Growth              Growth             Brinson
                                                &                   &                 High
                                              Income              Income             Income
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           4,505.19                0.00                0.00
Units Withdrawn ....................         (18,395.86)          (2,009.63)            (547.30)
Units Transferred Between Funds ....        (364,019.91)         (16,606.79)         (50,447.70)
Units Transferred From (To) AIG Life               3.41              166.02                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (377,907.17)         (18,450.40)         (50,995.00)
Units, at Beginning of the Year ....         377,907.17           18,450.40           50,995.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........               0.00                0.00               (0.00)
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       15.69       $       15.67       $       10.06
                                          =============       =============       =============

                                             Brinson             Brinson             Brinson
                                               High               Small               Small
                                              Income               Cap                 Cap
                                        2   Portfolio       1   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................             (46.09)            (816.38)            (894.72)
Units Transferred Between Funds ....         (12,017.54)         (34,863.86)          (4,252.21)
Units Transferred From (To) AIG Life               0.00                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (12,063.63)         (35,680.24)          (5,146.93)
Units, at Beginning of the Year ....          12,063.63           35,680.24            5,146.93
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)               0.00               (0.00)
                                          =============       =============       =============
Unit Value at December 31, 2001 ....      $       10.04       $       15.69       $       15.67
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Brinson             Brinson             Brinson
                                            Strategic           Strategic           Tactical
                                              Income              Income           Allocation
                                        1   Portfolio       2   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00           22,200.54
Units Withdrawn ....................          (5,860.41)             (11.87)        (124,433.59)
Units Transferred Between Funds ....         (55,640.26)          (6,376.34)        (133,378.62)
Units Transferred From (To) AIG Life               0.00                0.00           57,623.26
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (61,500.67)          (6,388.21)        (177,988.41)
Units, at Beginning of the Year ....          61,500.67            6,388.21        2,123,608.18
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)              (0.00)       1,945,619.77
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.90       $       11.88       $       14.58
                                          =============       =============       =============

                                                                 Dreyfus             Dreyfus
                                             Brinson              Small               Small
                                             Tactical            Company             Company
                                            Allocation            Stock               Stock
                                        2   Portfolio       3   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           1,306.55              430.74                0.00
Units Withdrawn ....................         (16,058.66)          (9,293.34)              (0.69)
Units Transferred Between Funds ....         (14,690.57)           4,839.39                0.00
Units Transferred From (To) AIG Life             685.26           15,970.45                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (28,757.42)          11,947.24               (0.69)
Units, at Beginning of the Year ....         276,933.84          166,114.67            1,042.70
                                          -------------       -------------       -------------
Units, at End of the Year ..........         248,176.42          178,061.91            1,042.01
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.56       $       11.09       $       11.07
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                              Dreyfus             Dreyfus            Fidelity
                                               Stock               Stock               Asset
                                               Index               Index              Manager
                                        3      Fund         2      Fund         2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          18,088.76                0.00                0.00
Units Withdrawn ....................         (67,346.98)              (0.54)               0.00
Units Transferred Between Funds ....         (31,312.09)             842.72            1,046.49
Units Transferred From (To) AIG Life          29,597.58                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (50,972.73)             842.18            1,046.49
Units, at Beginning of the Year ....         865,770.93              815.94                0.00
                                          -------------       -------------       -------------
Units, at End of the Year ..........         814,798.20            1,658.12            1,046.49
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.92       $       17.88       $       14.70
                                          =============       =============       =============

                                             Fidelity
                                              Asset              Fidelity           Fidelity
                                             Manager            Contrafund         Contrafund
                                        3   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................          11,503.36                0.00            3,966.30
Units Withdrawn ....................         (62,561.20)              (0.54)         (26,692.62)
Units Transferred Between Funds ....          37,561.36                0.00          (14,199.23)
Units Transferred From (To) AIG Life          91,236.79                0.00            5,815.38
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          77,740.31               (0.54)         (31,110.17)
Units, at Beginning of the Year ....         784,026.12              125.90          399,091.77
                                          -------------       -------------       -------------
Units, at End of the Year ..........         861,766.43              125.36          367,981.60
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       14.73       $       12.68       $       12.71
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                    Fidelity
                                             Fidelity            Fidelity             High
                                              Growth              Growth             Income
                                        3   Portfolio       2   Portfolio       3   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           9,284.27                0.00            1,127.51
Units Withdrawn ....................         (91,833.91)              (0.34)         (55,002.06)
Units Transferred Between Funds ....         (91,439.45)               0.00           22,139.87
Units Transferred From (To) AIG Life          20,941.16                0.00           15,069.04
                                          -------------       -------------       -------------
Net Increase (Decrease) ............        (153,047.93)              (0.34)         (16,665.64)
Units, at Beginning of the Year ....         900,330.29               79.43          306,543.94
                                          -------------       -------------       -------------
Units, at End of the Year ..........         747,282.36               79.09          289,878.30
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       17.67       $       17.64       $        8.47
                                          =============       =============       =============

                                                                 Fidelity
                                             Fidelity           Investment          Fidelity
                                               High               Grade               Money
                                              Income               Bond              Market
                                        2   Portfolio       3   Portfolio       2   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00           10,637.29            6,218.50
Units Withdrawn ....................              (0.77)         (58,404.73)              (3.12)
Units Transferred Between Funds ....               0.00           44,305.65           (4,091.09)
Units Transferred From (To) AIG Life               0.00           28,654.28                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (0.77)          25,192.49            2,124.29
Units, at Beginning of the Year ....           1,171.66          342,353.63              358.95
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,170.89          367,546.12            2,483.24
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.45       $       13.85       $       12.40
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                                                                     Mercury
                                             Fidelity                                  HW
                                              Money              Fidelity         International
                                              Market             Overseas              VIP
                                        3   Portfolio       3   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           9,560.49              358.88            2,217.91
Units Withdrawn ....................        (191,762.30)          (4,300.34)         (10,092.87)
Units Transferred Between Funds ....          99,396.14            1,093.82           97,440.48
Units Transferred From (To) AIG Life          17,136.77                0.00            5,372.95
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (65,668.90)          (2,847.64)          94,938.47
Units, at Beginning of the Year ....       1,051,035.51           60,712.17           81,594.55
                                          -------------       -------------       -------------
Units, at End of the Year ..........         985,366.61           57,864.53          176,533.02
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.43       $       11.49       $        9.50
                                          =============       =============       =============

                                             Mercury             Mercury             Mercury
                                                HW                 Low                U.S.
                                          International          Duration             Large
                                               VIP                 VIP                 Cap
                                        2   Portfolio       1   Portfolio       1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................             (86.82)          (6,089.60)          (1,382.53)
Units Transferred Between Funds ....           9,421.09            7,583.36            2,424.28
Units Transferred From (To) AIG Life               0.00          (36,443.98)           2,810.72
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           9,334.27          (34,950.22)           3,852.47
Units, at Beginning of the Year ....           1,576.83           34,950.22           76,294.16
                                          -------------       -------------       -------------
Units, at End of the Year ..........          10,911.10                0.00           80,146.63
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.49       $       11.10       $        8.88
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                            Merrill              Merrill             Merrill
                                             Lynch                Lynch               Lynch
                                            American              Basic               Basic
                                            Balanced              Value               Value
                                             Focus                Focus               Focus
                                        1     Fund          1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00            1,476.04              106.60
Units Withdrawn ....................              (1.56)         (40,995.86)            (546.96)
Units Transferred Between Funds ....           1,181.15           19,911.93            3,101.05
Units Transferred From (To) AIG Life               0.00           11,628.13                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           1,179.59           (7,979.76)           2,660.69
Units, at Beginning of the Year ....               0.00          600,974.17           62,666.19
                                          -------------       -------------       -------------
Units, at End of the Year ..........           1,179.59          592,994.41           65,326.88
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.68       $       14.52       $       14.49
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Capital               Core               Core
                                              Focus                Bond               Bond
                                        1      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................              (0.10)          (2,500.61)            (956.33)
Units Transferred Between Funds ....          (1,197.75)          (1,385.97)            (946.47)
Units Transferred From (To) AIG Life               0.00                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,197.85)          (3,886.58)          (1,902.80)
Units, at Beginning of the Year ....           1,197.85           54,837.46            5,217.85
                                          -------------       -------------       -------------
Units, at End of the Year ..........              (0.00)          50,950.88            3,315.05
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.86       $       11.73       $       11.70
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                            Developing          Developing          Domestic
                                             Capital             Capital              Money
                                             Markets             Markets             Market
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             201.31                0.00              944.52
Units Withdrawn ....................            (560.52)              (6.19)           2,171.46
Units Transferred Between Funds ....            (773.25)            (238.70)          25,782.91
Units Transferred From (To) AIG Life               0.00                0.00          (38,878.44)
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,132.46)            (244.89)          (9,979.55)
Units, at Beginning of the Year ....          15,820.98            4,733.47          128,180.64
                                          -------------       -------------       -------------
Units, at End of the Year ..........          14,688.52            4,488.58          118,201.09
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        7.84       $        7.82       $       11.55
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Domestic             Global             Global
                                              Money            Allocations         Allocations
                                              Market              Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00               57.29                0.00
Units Withdrawn ....................              (4.82)          (1,187.63)             (34.90)
Units Transferred Between Funds ....               0.93           (7,485.69)          (2,148.55)
Units Transferred From (To) AIG Life               0.00                0.00            1,121.20
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (3.89)          (8,616.03)          (1,062.25)
Units, at Beginning of the Year ....           5,160.80           85,381.77           13,312.83
                                          -------------       -------------       -------------
Units, at End of the Year ..........           5,156.91           76,765.74           12,250.58
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.53       $       10.28       $       10.26
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                              Global              Global              High
                                              Growth              Growth             Current
                                              Focus               Focus              Income
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           6,892.64                0.00            3,583.86
Units Withdrawn ....................          (2,995.58)              (6.18)          (5,337.26)
Units Transferred Between Funds ....          (8,899.87)               0.00            1,153.70
Units Transferred From (To) AIG Life           3,931.47            1,209.55               14.13
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (1,071.34)           1,203.37             (585.57)
Units, at Beginning of the Year ....         102,842.81            1,060.11           70,745.68
                                          -------------       -------------       -------------
Units, at End of the Year ..........         101,771.47            2,263.48           70,160.11
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        8.26       $        8.25       $        9.28
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                               High           International       International
                                             Current              Equity             Equity
                                              Income              Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00              174.68                0.00
Units Withdrawn ....................              (2.48)          (1,339.08)              (8.66)
Units Transferred Between Funds ....          (2,885.94)         (98,539.78)         (13,544.60)
Units Transferred From (To) AIG Life               0.00            1,957.34                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (2,888.42)         (97,746.84)         (13,553.26)
Units, at Beginning of the Year ....           3,081.47           97,746.84           13,553.26
                                          -------------       -------------       -------------
Units, at End of the Year ..........             193.05               (0.00)               0.00
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.26       $       10.25       $       10.24
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Merrill             Merrill
                                              Lynch               Lynch              Merrill
                                              Large               Large               Lynch
                                               Cap                 Cap               Natural
                                               Core                Core             Resources
                                              Focus               Focus               Focus
                                        1      Fund         2      Fund         1     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00                0.00                0.00
Units Withdrawn ....................         (19,814.17)             (83.37)              (7.59)
Units Transferred Between Funds ....           9,636.05           (4,080.08)            (896.30)
Units Transferred From (To) AIG Life           3,309.16                0.00                0.00
                                          -------------       -------------       -------------
Net Increase (Decrease) ............          (6,868.96)          (4,163.45)            (903.89)
Units, at Beginning of the Year ....         133,131.12            7,323.07            3,746.62
                                          -------------       -------------       -------------
Units, at End of the Year ..........         126,262.16            3,159.62            2,842.73
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.15       $       12.13       $       11.36
                                          =============       =============       =============

                                             Merrill             Merrill             Merrill
                                              Lynch               Lynch               Lynch
                                             Natural              Small               Small
                                            Resources              Cap                 Cap
                                              Focus               Focus               Focus
                                        2      Fund         1      Fund         2     Fund
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................               0.00            3,091.39                0.00
Units Withdrawn ....................              (1.11)          (4,734.18)            (101.54)
Units Transferred Between Funds ....               0.00           (5,479.66)           1,231.95
Units Transferred From (To) AIG Life               0.00            3,662.85              885.37
                                          -------------       -------------       -------------
Net Increase (Decrease) ............              (1.11)          (3,459.60)           2,015.78
Units, at Beginning of the Year ....             577.58          124,263.72           27,613.79
                                          -------------       -------------       -------------
Units, at End of the Year ..........             576.47          120,804.12           29,629.57
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       11.33       $       16.73       $       16.70
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                              Merrill             Merrill
                                               Lynch               Lynch
                                             Utilities           Utilities           Morgan
                                                 &                   &               Stanley
                                         Telecommunications  Telecommunications      Equity
                                               Focus               Focus             Growth
                                        1       Fund        2       Fund        1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             145.88                0.00            4,521.93
Units Withdrawn ....................            (964.74)            (731.57)                  0
Units Transferred Between Funds ....         (13,103.45)              20.62                   0
Units Transferred From (To) AIG Life           1,147.91              868.40
                                          -------------       -------------       -------------
Net Increase (Decrease) ............         (12,774.40)             157.45            4,521.93
Units, at Beginning of the Year ....          82,746.40            1,789.31                   0
                                          -------------       -------------       -------------
Units, at End of the Year ..........          69,972.00            1,946.76            4,521.93
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $       12.47       $       12.44       $       10.49
                                          =============       =============       =============

                                              Morgan
                                             Stanley              Morgan             Morgan
                                              Fixed              Stanley             Stanley
                                              Income            Technology            Value
                                        1   Portfolio       1   Portfolio       1   Portfolio
                                          -------------       -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................           4,352.12            1,992.94              496.46
Units Withdrawn ....................                  0                   0                   0
Units Transferred Between Funds ....                  0                   0                   0
Units Transferred From (To) AIG Life
                                          -------------       -------------       -------------
Net Increase (Decrease) ............           4,352.12            1,992.94              496.46
Units, at Beginning of the Year ....                  0                   0                   0
                                          -------------       -------------       -------------
Units, at End of the Year ..........           4,352.12            1,992.94              496.46
                                          =============       =============       =============

Unit Value at December 31, 2001 ....      $        9.90       $       11.19       $       10.74
                                          =============       =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                                             Van Eck             Van Eck
                                            Worldwide           Worldwide
                                             Emerging              Hard
                                             Markets              Assets
                                        3      Fund         3      Fund
                                          -------------       -------------
                    VARIABLE ANNUITY
Units Purchased ....................             481.62              288.30
Units Withdrawn ....................          (2,653.63)            (694.12)
Units Transferred Between Funds ....         (19,005.47)          (2,364.15)
Units Transferred From (To) AIG Life           6,235.72                0.00
                                          -------------       -------------
Net Increase (Decrease) ............         (14,941.76)          (2,769.97)
Units, at Beginning of the Year ....          84,156.28           29,314.06
                                          -------------       -------------
Units, at End of the Year ..........          69,214.52           26,544.09
                                          =============       =============

Unit Value at December 31, 2001 ....      $        6.61       $        7.77
                                          =============       =============

Footnote 1 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds  under the  Ovation,  Ovation  Plus,  Ovation  Advisor,
      Trilogy,  Paradigm and Profile  products that have elected the  Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds  under the  Ovation  Plus,  Ovation  Advisor,  Trilogy,
      Paradigm,  and Profile  products  that have elected the  Accidental  Death
      Benefit option and are subject to 12B-1 fees.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

7. Net Increase (Decrease) in Annuity Units

For the year ended December 31, 2001, transactions in annuity units of the account were as follows:

                                                                 Alliance
                                                                 Bernstein        Alliance
                                                   AIM             Real           Bernstein
                                                 Capital          Estate          Utility
                                              Appreciation      Investment         Income
                                             2    Fund         1 Portfolio      1 Portfolio
                VARIABLE ANNUITY             -------------     -----------      -----------
Units Purchased ...........................       25.46             0.00           298.28
Units Withdrawn ...........................        0.00          (912.52)            0.00
Units Transferred Between Funds ...........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ......        0.00             0.00             0.00
                                               --------        ---------          -------
Net Increase (Decrease) ...................       25.46          (912.52)          298.28
Units, at Beginning of the Year ...........    2,276.60         5,948.17             0.00
                                               --------        ---------          -------
Units, at End of the Year .................    2,302.06         5,035.65           298.28
                                               ========        =========          =======

Unit Value at December 31, 2001 ...........    $   8.96        $    9.90          $ 15.03
                                               ========        =========          =======

                                                                                  Alliance
                                                Alliance         Alliance          Global
                                              Conservative        Global           Dollar
                                               Investors           Bond          Government
                                             1  Portfolio      1 Portfolio      1 Portfolio
                VARIABLE ANNUITY             -------------     -----------      -----------
Units Purchased ...........................        0.00             0.00             0.00
Units Withdrawn ...........................     (742.58)         (331.92)          (74.95)
Units Transferred Between Funds ...........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ......        0.00             0.00             0.00
                                               --------        ---------          -------
Net Increase (Decrease) ...................     (742.58)         (331.92)          (74.95)
Units, at Beginning of the Year ...........      742.58         1,057.93           572.56
                                               --------        ---------          -------
Units, at End of the Year .................        0.00           726.01           497.61
                                               ========        =========          =======

Unit Value at December 31, 2001 ...........    $  13.08        $   10.72          $ 15.11
                                               ========        =========          =======

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                              Alliance         Alliance
                                                               Growth           Growth
                                               Alliance          &                &
                                                Growth         Income           Income
                                           1  Portfolio    1  Portfolio     2  Portfolio
                VARIABLE ANNUITY           ------------    -------------    ------------
Units Purchased ..........................     6,060.88        19,413.76           0.00
Units Withdrawn ..........................         0.00             0.00        (128.46)
Units Transferred Between Funds ..........         0.00             0.00           0.00
Units Transferred From (To) AIG Life .....         0.00             0.00           0.00
                                              ---------       ----------      ---------
Net Increase (Decrease) ..................     6,060.88        19,413.76        (128.46)
Units, at Beginning of the Year ..........     7,725.51        19,048.90       3,270.77
                                              ---------       ----------      ---------
Units, at End of the Year ................    13,786.39        38,462.66       3,142.31
                                              =========       ==========      =========

Unit Value at December 31, 2001 ..........    $   18.72       $    28.19     $    18.31
                                              =========       ==========      =========

                                              Alliance        Alliance
                                               Growth           High           Alliance
                                              Investors         Yield        International
                                           1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    --------------
Units Purchased .........................          0.00             0.00           0.00
Units Withdrawn .........................     (1,288.76)       (3,486.05)     (1,254.95)
Units Transferred Between Funds .........          0.00             0.00           0.00
Units Transferred From (To) AIG Life ....          0.00             0.00           0.00
                                              ---------       ----------      ----------
Net Increase (Decrease) .................     (1,288.76)       (3,486.05)     (1,254.95)
Units, at Beginning of the Year .........      1,288.76        12,162.86       5,533.04
                                              ---------       ----------      ----------
Units, at End of the Year ...............          0.00         8,676.81       4,278.09
                                              =========       ==========      ==========

Unit Value at December 31, 2001 .........     $   15.62       $     7.83      $    9.30
                                              =========       ==========      ==========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                               Alliance
                                                                North
                                              Alliance         American        Alliance
                                                Money         Government        Premier
                                                Market          Income          Growth
                                           1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    -------------
Units Purchased .........................         0.00        1,471.65             0.00
Units Withdrawn .........................   (15,464.50)           0.00       (11,449.14)
Units Transferred Between Funds .........         0.00            0.00             0.00
Units Transferred From (To) AIG Life ....         0.00            0.00             0.00
                                             ---------       ---------       ----------
Net Increase (Decrease) .................   (15,464.50)       1,471.65       (11,449.14)
Units, at Beginning of the Year .........    39,032.47        3,070.13        38,626.63
                                             ---------       ---------       ----------
Units, at End of the Year ...............    23,567.97        4,541.78        27,177.49
                                             =========       =========        =========

Unit Value at December 31, 2001 .........    $   10.34       $   13.27        $   23.70
                                             =========       =========        =========

                                              Alliance
                                               Premier        Alliance         Alliance
                                               Growth          Quasar         Technology
                                           2  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY           ------------    -------------    -------------
Units Purchased .........................        0.00         4,424.38             0.00
Units Withdrawn .........................     (119.71)            0.00        (7,720.52)
Units Transferred Between Funds .........        0.00             0.00             0.00
Units Transferred From (To) AIG Life ....        0.00             0.00             0.00
                                             --------       ----------       ----------
Net Increase (Decrease) .................     (119.71)        4,424.38        (7,720.52)
Units, at Beginning of the Year .........    2,539.26         8,434.73        24,929.00
                                             --------       ----------       ----------
Units, at End of the Year ...............    2,419.55        12,859.11        17,208.48
                                             ========       ==========       ==========

Unit Value at December 31, 2001 .........    $  11.20       $     8.55       $    14.57
                                             ========       ==========       ==========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                                                                Alliance
                                                                   U.S.
                                                               Government/
                                                 Alliance         High          Alliance
                                                  Total           Grade         Worldwide
                                                  Return       Securities     Privatization
                                             1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ...........................     1,742.85            0.00           922.05
Units Withdrawn ...........................         0.00       (1,052.43)            0.00
Units Transferred Between Funds ...........         0.00            0.00             0.00
Units Transferred From (To) AIG Life ......         0.00            0.00             0.00
                                                --------       ---------       ----------
Net Increase (Decrease) ...................     1,742.85       (1,052.43)          922.05
Units, at Beginning of the Year ...........     7,320.46        8,553.28         9,547.32
                                                --------       ---------       ----------
Units, at End of the Year .................     9,063.31        7,500.85        10,469.37
                                                ========       =========       ==========

Unit Value at December 31, 2001 ...........     $  17.29       $   11.46       $    11.86
                                                ========       =========       ==========

                                                                Brinson
                                                                 Growth           Brinson
                                                 Brinson           &             Tactical
                                                 Growth          Income         Allocation
                                             1  Portfolio    1  Portfolio     1  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ..........................         0.00             0.00             0.00
Units Withdrawn ..........................    (1,649.80)       (4,533.52)         (421.58)
Units Transferred Between Funds ..........         0.00             0.00             0.00
Units Transferred From (To) AIG Life .....         0.00             0.00             0.00
                                               --------        ---------        ---------
Net Increase (Decrease) ..................    (1,649.80)       (4,533.52)         (421.58)
Units, at Beginning of the Year ..........     1,649.80         4,533.52         2,198.00
                                               --------        ---------        ---------
Units, at End of the Year ................         0.00             0.00         1,776.42
                                               ========        =========        =========

Unit Value at December 31, 2001 ..........     $  14.96        $   15.01        $   13.83
                                               ========        =========        =========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.


                                                Dreyfus         Fidelity
                                                 Stock            Asset          Fidelity
                                                 Index           Manager        Contrafund
                                             2   Fund        2  Portfolio     2  Portfolio
                VARIABLE ANNUITY             ------------    -------------    -------------
Units Purchased ..........................        0.00              0.00            0.00
Units Withdrawn ..........................     (180.67)          (112.81)         (36.18)
Units Transferred Between Funds ..........        0.00              0.00            0.00
Units Transferred From (To) AIG Life .....        0.00              0.00            0.00
                                              --------         ---------       ---------
Net Increase (Decrease) ..................     (180.67)          (112.81)         (36.18)
Units, at Beginning of the Year ..........    4,388.08          2,327.36        2,219.66
                                              --------         ---------       ---------
Units, at End of the Year ................    4,207.41          2,214.55        2,183.48
                                              ========         =========       =========

Unit Value at December 31, 2001 ..........    $  14.98         $   12.32       $   10.62
                                              ========         =========       =========

                                                                 Fidelity
                                                                Investment
                                                Fidelity          Grade
                                                 Growth           Bond
                                             2  Portfolio    2  Portfolio
                VARIABLE ANNUITY             ------------    -------------
Units Purchased ..........................         0.00             0.00
Units Withdrawn ..........................      (130.29)         (214.02)
Units Transferred Between Funds ..........         0.00             0.00
Units Transferred From (To) AIG Life .....         0.00             0.00
                                               --------        ---------
Net Increase (Decrease) ..................      (130.29)         (214.02)
Units, at Beginning of the Year ..........     2,747.03         6,045.62
                                               --------        ---------
Units, at End of the Year ................     2,616.74         5,831.60
                                               ========        =========

Unit Value at December 31, 2001 ..........     $  14.78        $   11.58
                                               ========        =========

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor, Trilogy and Paradigm products.
Footnote 2 are the funds under the Profile product.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 8 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                                    AIM                AIM                 AIM
                                                                  Capital            Capital          International
                                                                Appreciation       Appreciation          Equity
                                                           2       Fund        3       Fund        2      Fund
                                  VARIABLE ANNUITY(a)           ------------       ------------       -------------
Net Assets $ ........................................              17,925            2,261,009            12,017
Units, at End of the Year ...........................            1,675.48           210,905.97          1,250.90
Unit Value ..........................................               10.70                10.72              9.61
Total Return %(b) ...................................               (24.4)               (24.3)            (24.7)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                11.4                  6.7               5.6

                                                                                     Alliance            Alliance
                                                                   AIM              Bernstein           Bernstein
                                                               International      International       International
                                                                  Equity              Value               Value
                                                           3       Fund        1    Portfolio      2    Portfolio
                                  VARIABLE ANNUITY(a)          ------------       -------------        ------------
Net Assets $ ........................................           2,748,812            3,710,767           127,249
Units, at End of the Year ...........................          285,544.64           379,508.36         13,018.42
Unit Value ..........................................                9.63                 9.78              9.77
Total Return %(b) ...................................               (24.6)                (2.2)             (2.3)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 2.1                  0.0               0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                Alliance            Alliance           Alliance
                                                               Bernstein           Bernstein          Bernstein
                                                                  Real               Real               Small
                                                                 Estate             Estate               Cap
                                                               Investment         Investment            Value
                                                           1    Portfolio      2   Portfolio       1  Portfolio
                                  VARIABLE ANNUITY(a)          ----------         ------------        ----------
Net Assets $ ........................................          21,282,745            1,303,245        17,109,741
Units, at End of the Year ...........................        1,716,032.29           105,313.72      1,544,796.39
Unit Value ..........................................               12.40                12.37             11.08
Total Return %(b) ...................................                 9.3                  9.2              10.8
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 3.1                  2.6               0.0

                                                                 Alliance
                                                                Bernstein           Alliance          Alliance
                                                                  Small            Bernstein          Bernstein
                                                                   Cap              Utility            Utility
                                                                  Value              Income             Income
                                                           2    Portfolio      1    Portfolio      2  Portfolio
                                  VARIABLE ANNUITY(a)           ---------          -----------        ----------
Net Assets $ ........................................             304,836           54,565,301         1,823,466
Units, at End of the Year ...........................           27,532.12         2,898,031.19         97,060.98
Unit Value ..........................................               11.07                18.83             18.79
Total Return %(b) ...................................                10.7                (23.6)            (23.6)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  4.5               4.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                               Alliance              Alliance          Alliance
                                                               Bernstein             Bernstein          Global
                                                                 Value                 Value             Bond
                                                           4   Portfolio        5    Portfolio      1  Portfolio
                                  VARIABLE ANNUITY(a)        ------------           -----------       ----------
Net Assets $ ........................................          23,829,454              533,864         8,653,098
Units, at End of the Year ...........................        2,388,654.53            53,532.18        644,219.96
Unit Value ..........................................                9.98                 9.97             13.43
Total Return %(b) ...................................                (0.2)                (0.3)             (1.7)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  0.0               0.0

                                                                                                       Alliance
                                                               Alliance              Alliance           Global
                                                                Global                Global            Dollar
                                                                 Bond                  Bond            Government
                                                           2   Portfolio        3    Portfolio      1  Portfolio
                                  VARIABLE ANNUITY(a)        ------------           -----------       ----------
Net Assets $ ........................................             273,811              169,060         9,030,131
Units, at End of the Year ...........................           20,430.31            16,773.03        477,157.98
Unit Value ..........................................               13.40                10.08             18.92
Total Return %(b) ...................................                (1.7)                (1.7)              7.8
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 0.0                  0.0              10.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                 Alliance
                                                                  Global
                                                                  Dollar             Alliance          Alliance
                                                                Government            Growth            Growth
                                                           2    Portfolio      1     Portfolio     2   Portfolio
                                  VARIABLE ANNUITY(a)           ---------         ------------        ----------
Net Assets $ ........................................             233,491          171,419,922         5,082,022
Units, at End of the Year ...........................           12,365.15         7,309,996.91        217,196.88
Unit Value ..........................................               18.88                23.45             23.40
Total Return %(b) ...................................                 7.8                (24.5)            (24.6)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 9.6                 14.2              13.4

                                                                 Alliance            Alliance          Alliance
                                                                  Growth              Growth            Growth
                                                           3    Portfolio      4     Portfolio     5   Portfolio
                                  VARIABLE ANNUITY(a)          ----------         ------------         ---------
Net Assets $ ........................................           4,261,717           54,439,422         1,726,016
Units, at End of the Year ...........................          262,882.62         2,337,208.87         74,266.00
Unit Value ..........................................               16.21                23.29             23.24
Total Return %(b) ...................................               (24.5)               (24.7)            (24.8)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                14.3                 14.9              13.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                              Alliance              Alliance          Alliance
                                                               Growth                Growth            Growth
                                                                 &                     &                 &
                                                               Income                Income            Income
                                                          1   Portfolio        2    Portfolio     3   Portfolio
                                  VARIABLE ANNUITY(a)       -------------           ----------        ----------
Net Assets $ ........................................         396,668,173           11,881,538        12,960,932
Units, at End of the Year ...........................       11,231,684.75           337,171.53        591,650.23
Unit Value ..........................................               35.32                35.24             21.91
Total Return %(b) ...................................                (1.0)                (1.1)             (1.1)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 5.0                  4.8               5.1

                                                               Alliance            Alliance
                                                                Growth              Growth            Alliance
                                                                  &                   &                 High
                                                                Income              Income              Yield
                                                          4    Portfolio       5   Portfolio      1   Portfolio
                                  VARIABLE ANNUITY(a)        ------------          -----------      ------------
Net Assets $ ........................................         161,410,547            5,504,411        28,311,820
Units, at End of the Year ...........................        4,597,812.40           157,141.49      3,170,428.79
Unit Value ..........................................               35.11                35.03              8.93
Total Return %(b) ...................................                (1.2)                (1.3)              1.6
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 4.0                  4.7               7.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                               Alliance
                                                                 High                Alliance            Alliance
                                                                 Yield             International       International
                                                          2    Portfolio        1    Portfolio     2     Portfolio
                                  VARIABLE ANNUITY(a)         -----------          -------------       -------------
Net Assets $ ........................................           1,091,082           49,595,851          1,376,526
Units, at End of the Year ...........................          122,439.70         4,256,222.36         118,392.62
Unit Value ..........................................                8.91                11.65              11.63
Total Return %(b) ...................................                 1.5                (23.4)             (23.5)
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 7.3                  5.7                5.5

                                                                Alliance             Alliance           Alliance
                                                                 Money                Money              Money
                                                                 Market               Market             Market
                                                          1    Portfolio       2    Portfolio     4    Portfolio
                                  VARIABLE ANNUITY(a)        ------------          ----------        ------------
Net Assets $ ........................................          79,489,580            1,548,151         45,399,463
Units, at End of the Year ...........................        6,134,815.43           119,747.18       3,525,516.88
Unit Value ..........................................               12.96                12.93              12.88
Total Return %(b) ...................................                 2.1                  2.0                1.9
Ratio of Net Investment Income
  to Average Net Assets % ...........................                 3.4                  3.9                2.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that have elected the Accidental
      Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor, Trilogy,
      Paradigm, and Profile products that have elected the Accidental Death
      Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death
Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end
2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                Alliance              Alliance
                                                                                  North                 North
                                                            Alliance            American              American
                                                             Money             Government            Government
                                                             Market              Income                Income
                                                        5  Portfolio       1   Portfolio          2   Portfolio
                              VARIABLE ANNUITY(a)         -----------         -----------            -----------
Net Assets $ ....................................           796,835            44,549,092               737,059
Units, at End of the Year .......................         62,015.62          2,680,204.65             44,441.82
Unit Value ......................................             12.85                 16.62                 16.58
Total Return %(b) ...............................               1.8                   2.2                   2.1
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.2                   7.0                   5.4

                                                          Alliance               Alliance             Alliance
                                                          Premier                Premier              Premier
                                                           Growth                 Growth               Growth
                                                      1  Portfolio           2   Portfolio         3  Portfolio
                              VARIABLE ANNUITY(a)       -----------            -----------           -----------
Net Assets $ ....................................       356,857,174            15,188,700             1,193,966
Units, at End of the Year .......................     12,017,393.03            512,622.09             89,138.22
Unit Value ......................................             29.70                 29.63                 13.39
Total Return %(b) ...............................             (18.4)                (18.4)                (18.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.2                   5.1                   5.4

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Alliance
                                                           Premier               Premier             Alliance
                                                            Growth                Growth              Quasar
                                                      4   Portfolio          5  Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)         ---------             ---------           -----------
Net Assets $ ....................................        92,485,050             3,587,497            54,642,865
Units, at End of the Year .......................      3,127,394.81            121,580.39          5,098,525.15
Unit Value ......................................             29.57                 29.51                 10.72
Total Return %(b) ...............................             (18.6)                (18.6)                (14.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.1                   5.6                   3.1

                                                           Alliance              Alliance             Alliance
                                                            Quasar                Quasar             Technology
                                                       2  Portfolio          3  Portfolio         1   Portfolio
                              VARIABLE ANNUITY(a)        -----------            ---------           -------------
Net Assets $ ....................................         2,303,378               651,192           159,627,185
Units, at End of the Year .......................        215,396.31             62,517.80          8,743,308.66
Unit Value ......................................             10.69                 10.42                 18.26
Total Return %(b) ...............................             (14.0)                (14.0)                (26.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.1                   3.1                   7.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Alliance             Alliance
                                                          Technology            Technology           Technology
                                                       2  Portfolio           3 Portfolio         4   Portfolio
                              VARIABLE ANNUITY(a)         ----------            ----------           -----------
Net Assets $ ....................................         7,797,853             2,729,686            39,936,063
Units, at End of the Year .......................        428,060.72            154,500.14          2,196,650.65
Unit Value ......................................             18.22                 17.67                 18.18
Total Return %(b) ...............................             (26.3)                (26.3)                (26.5)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.7                   7.2                   7.8

                                                                                Alliance               Alliance
                                                          Alliance               Total                  Total
                                                         Technology              Return                Return
                                                      5  Portfolio          1  Portfolio         2    Portfolio
                              VARIABLE ANNUITY(a)        ----------            ---------             -----------
Net Assets $ ....................................         2,310,057           151,364,947             3,818,432
Units, at End of the Year .......................        127,344.41          6,989,487.68            176,711.90
Unit Value ......................................             18.14                 21.66                 21.61
Total Return %(b) ...............................             (26.5)                  0.8                   0.8
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.8                   4.5                   3.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                               Alliance             Alliance
                                                                                 U.S.                 U.S.
                                                          Alliance            Government/           Government/
                                                           Total               High Grade           High Grade
                                                           Return              Securities           Securities
                                                      3  Portfolio         1   Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)        ---------            -----------           -----------
Net Assets $ ....................................         1,134,438            91,676,568             1,801,839
Units, at End of the Year .......................        104,737.53          6,387,464.57            125,819.20
Unit Value ......................................             10.83                 14.35                 14.32
Total Return %(b) ...............................               0.8                   6.4                   6.3
Ratio of Net Investment Income
  to Average Net Assets % .......................               9.4                   4.0                   3.7

                                                           Alliance              Alliance
                                                             U.S.                  U.S.
                                                         Government/            Government/           Alliance
                                                          High Grade             High Grade           Worldwide
                                                          Securities             Securities         Privatization
                                                       4  Portfolio          5   Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)        -----------            -----------         -----------
Net Assets $ ....................................         3,047,165               125,117            30,725,938
Units, at End of the Year .......................        213,700.83              8,794.05          2,067,502.81
Unit Value ......................................             14.26                 14.23                 14.86
Total Return %(b) ...............................               6.1                   6.0                 (18.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               4.1                   3.2                   5.9

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                          Alliance              Brinson                Brinson
                                                         Worldwide              Tactical              Tactical
                                                       Privatization           Allocation            Allocation
                                                     2   Portfolio         1   Portfolio         2    Portfolio
                              VARIABLE ANNUITY(a)      -------------          ------------           -----------
Net Assets $ ....................................         1,328,095            28,366,133             3,612,233
Units, at End of the Year .......................         89,563.53          1,945,619.77            248,176.42
Unit Value ......................................             14.83                 14.58                 14.56
Total Return %(b) ...............................             (18.5)                (13.6)                (13.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               5.5                   8.5                   8.2

                                                           Dreyfus               Dreyfus
                                                            Small                 Small               Dreyfus
                                                           Company               Company               Stock
                                                            Stock                 Stock                Index
                                                       3  Portfolio          2  Portfolio         3    Fund
                              VARIABLE ANNUITY(a)         ---------             ---------           -----------
Net Assets $ ....................................         1,974,710                11,530            14,603,196
Units, at End of the Year .......................        178,061.91              1,042.01            814,798.20
Unit Value ......................................             11.09                 11.07                 17.92
Total Return %(b) ...............................              (2.9)                 (2.9)                (13.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.1                   0.1                   1.5

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.
Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Dreyfus                Fidelity            Fidelity
                                                            Stock                  Asset                Asset
                                                            Index                 Manager              Manager
                                                        2    Fund             2  Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)         ---------             ----------           -----------
Net Assets $ ....................................            29,652                15,384            12,696,684
Units, at End of the Year .......................          1,658.12              1,046.49            861,766.43
Unit Value ......................................             17.88                 14.70                 14.73
Total Return %(b) ...............................             (13.4)                 (5.5)                 (5.4)
Ratio of Net Investment Income
  to Average Net Assets % .......................               1.7                   0.0                   5.5

                                                             Fidelity            Fidelity            Fidelity
                                                            Contrafund          Contrafund            Growth
                                                         2  Portfolio         3 Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)           ----------          ---------           -----------
Net Assets $ ....................................             1,590             4,676,061            13,207,517
Units, at End of the Year .......................            125.36            367,981.60            747,282.36
Unit Value ......................................             12.68                 12.71                 17.67
Total Return %(b) ...............................             (13.5)                (13.5)                (18.8)
Ratio of Net Investment Income
  to Average Net Assets % .......................               3.5                   3.6                   7.8

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Fidelity              Fidelity
                                                              Fidelity             High                  High
                                                               Growth             Income                Income
                                                         2   Portfolio       3  Portfolio           2  Portfolio
                              VARIABLE ANNUITY(a)            ---------          ---------             -----------
Net Assets $ ....................................             1,395             2,454,659                 9,893
Units, at End of the Year .......................             79.09            289,878.30              1,170.89
Unit Value ......................................             17.64                  8.47                  8.45
Total Return %(b) ...............................             (18.8)                (13.0)                (13.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.2                  21.7                  13.1

                                                          Fidelity
                                                         Investment              Fidelity            Fidelity
                                                           Grade                  Money                Money
                                                            Bond                  Market              Market
                                                      3  Portfolio           2  Portfolio        3   Portfolio
                              VARIABLE ANNUITY(a)        ----------             ---------           -----------
Net Assets $ ....................................         5,091,842                30,797            12,247,550
Units, at End of the Year .......................        367,546.12              2,483.24            985,366.61
Unit Value ......................................             13.85                 12.40                 12.43
Total Return %(b) ...............................               7.0                   2.7                   2.7
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.3                   9.2                   4.1

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Mercury               Mercury
                                                                                   HW                    HW
                                                           Fidelity           International         International
                                                           Overseas                VIP                   VIP
                                                       3  Portfolio        1    Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)         ---------           ------------           ------------
Net Assets $ ....................................           664,582             1,677,652               103,553
Units, at End of the Year .......................         57,864.53            176,533.02             10,911.10
Unit Value ......................................             11.49                  9.50                  9.49
Total Return %(b) ...............................             (22.3)                (14.2)                (14.2)
Ratio of Net Investment Income
  to Average Net Assets % .......................              13.4                   6.1                   7.9

                                                                                 Merrill               Merrill
                                                           Mercury                Lynch                 Lynch
                                                             U.S.               American                Basic
                                                            Large               Balanced                Value
                                                             Cap                  Focus                 Focus
                                                       1    Fund           1      Fund            1     Fund
                              VARIABLE ANNUITY(a)         ---------             ---------            ----------
Net Assets $ ....................................           711,649                11,415             8,612,954
Units, at End of the Year .......................         80,146.63              1,179.59            592,994.41
Unit Value ......................................              8.88                  9.68                 14.52
Total Return %(b) ...............................             (10.6)                 (3.2)                  2.8
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   2.6                   6.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Merrill
                                                            Lynch               Merrill                 Merrill
                                                            Basic                Lynch                   Lynch
                                                            Value                 Core                   Core
                                                            Focus                 Bond                   Bond
                                                        2    Fund            1    Fund             2     Fund
                              VARIABLE ANNUITY(a)         ---------            ---------              ----------
Net Assets $ ....................................           946,874               597,594                38,801
Units, at End of the Year .......................         65,326.88             50,950.88              3,315.05
Unit Value ......................................             14.49                 11.73                 11.70
Total Return %(b) ...............................               2.7                   5.2                   5.2
Ratio of Net Investment Income
  to Average Net Assets % .......................              (4.2)                  5.6                   6.0

                                                            Merrill              Merrill               Merrill
                                                             Lynch                Lynch                 Lynch
                                                           Developing           Developing            Domestic
                                                            Capital              Capital                Money
                                                            Markets              Markets                Market
                                                       1     Fund            2    Fund            1     Fund
                              VARIABLE ANNUITY(a)         ----------            ---------            ----------
Net Assets $ ....................................           115,088                35,096             1,365,627
Units, at End of the Year .......................         14,688.52              4,488.58            118,201.09
Unit Value ......................................              7.84                  7.82                 11.55
Total Return %(b) ...............................               0.1                  (0.0)                  2.4
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.9                   0.9                   3.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Merrill               Merrill                Merrill
                                                            Lynch                 Lynch                  Lynch
                                                           Domestic               Global                Global
                                                            Money              Allocations            Allocations
                                                            Market                Focus                  Focus
                                                        2    Fund           1      Fund           2      Fund
                              VARIABLE ANNUITY(a)         ----------           -----------           ------------
Net Assets $ ....................................            59,456               789,286               125,696
Units, at End of the Year .......................          5,156.91             76,765.74             12,250.58
Unit Value ......................................             11.53                 10.28                 10.26
Total Return %(b) ...............................               2.4                 (10.1)                (10.2)
Ratio of Net Investment Income
  to Average Net Assets % .......................               4.1                   1.3                   1.4

                                                           Merrill               Merrill              Merrill
                                                            Lynch                 Lynch                Lynch
                                                            Global                Global               High
                                                            Growth                Growth              Current
                                                            Focus                 Focus               Income
                                                        1    Fund             2    Fund           1    Fund
                              VARIABLE ANNUITY(a)         ----------            ---------            ----------
Net Assets $ ....................................           840,754                18,674               651,308
Units, at End of the Year .......................        101,771.47              2,263.48             70,160.11
Unit Value ......................................              8.26                  8.25                  9.28
Total Return %(b) ...............................             (24.1)                (24.2)                  2.6
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.9                   1.3                  10.6

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Merrill                Merrill
                                                              Merrill             Lynch                  Lynch
                                                               Lynch              Large                  Large
                                                                High               Cap                    Cap
                                                              Current              Core                  Core
                                                               Income             Focus                  Focus
                                                         2      Fund         1     Fund            2     Fund
                              VARIABLE ANNUITY(a)           ----------         ----------             ----------
Net Assets $ ....................................             1,788             1,534,402                38,318
Units, at End of the Year .......................            193.05            126,262.16              3,159.62
Unit Value ......................................              9.26                 12.15                 12.13
Total Return %(b) ...............................               2.5                  (8.7)                 (8.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................              14.3                   0.8                   0.5

                                                            Merrill               Merrill              Merrill
                                                             Lynch                 Lynch                Lynch
                                                            Natural               Natural               Small
                                                           Resources             Resources               Cap
                                                             Focus                 Focus                Focus
                                                        1     Fund            2     Fund           1    Fund
                              VARIABLE ANNUITY(a)         -----------            ---------           -----------
Net Assets $ ....................................            32,284                 6,533             2,021,508
Units, at End of the Year .......................          2,842.73                576.47            120,804.12
Unit Value ......................................             11.36                 11.33                 16.73
Total Return %(b) ...............................             (12.2)                (12.3)                 28.0
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.2                   0.2                   7.7

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Merrill                   Merrill
                                                           Merrill                Lynch                     Lynch
                                                            Lynch               Utilities                 Utilities
                                                            Small                   &                         &
                                                             Cap            Telecommunications       Telecommunications
                                                            Focus                 Focus                     Focus
                                                       2     Fund      1           Fund            2        Fund
                              VARIABLE ANNUITY(a)        -----------        ------------------        -----------------
Net Assets $ ....................................           494,786               872,249                   24,217
Units, at End of the Year .......................         29,629.57             69,972.00                 1,946.76
Unit Value ......................................             16.70                 12.47                    12.44
Total Return %(b) ...............................              28.0                 (15.2)                   (15.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               7.7                   6.6                      7.9

                                                             Morgan                Morgan
                                                            Stanley               Stanley                 Morgan
                                                             Equity                Fixed                  Stanley
                                                             Growth                Income               Technology
                                                       1   Portfolio          1  Portfolio           1   Portfolio
                              VARIABLE ANNUITY(a)         -----------            ---------              -----------
Net Assets $ ....................................            47,435                43,086                   22,301
Units, at End of the Year .......................          4,521.93              4,352.12                 1,992.94
Unit Value ......................................             10.49                  9.90                    11.19
Total Return %(b) ...............................               4.9                 (19.5)                   (31.0)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   5.5                      0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                                                 Van Eck                 Van Eck
                                                              Morgan            Worldwide               Worldwide
                                                             Stanley             Emerging                 Hard
                                                               Value             Markets                 Assets
                                                         1  Portfolio         3    Fund             3     Fund
                              VARIABLE ANNUITY(a)          -----------          ---------              -----------
Net Assets $ ....................................             5,332               457,167               206,322
Units, at End of the Year .......................            496.46             69,214.52             26,544.09
Unit Value ......................................             10.74                  6.61                  7.77
Total Return %(b) ...............................             (36.4)                 (3.2)                (11.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               2.3                   0.0                   1.2

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Gallery products.

Footnote 2 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy, Paradigm and Profile products that have elected the Accidental Death Benefit option

Footnote 3 are the funds under the Profile product.

Footnote 4 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm and Profile products that are subject to 12B-1 fees.

Footnote 5 are the funds under the Ovation Plus, Ovation Advisor,
      Trilogy, Paradigm, and Profile products that have elected the Accidental Death Benefit option and are subject to 12B-1 fees.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 9 - Financial Highlights (Net Assets and Units Outstanding for the Year ended December 31, 2001):

                                                                                 Alliance
                                                                                Bernstein                Alliance
                                                                AIM                Real                 Bernstein
                                                              Capital             Estate                 Utility
                                                           Appreciation         Investment                Income
                                                      2        Fund          1  Portfolio           1   Portfolio
                              VARIABLE ANNUITY(a)         --------------        ----------              ----------
Net Assets $ ....................................            20,632                49,852                 4,483
Units, at End of the Year .......................          2,302.06              5,035.65                298.28
Unit Value ......................................              8.96                  9.90                 15.03
Total Return %(b) ...............................             (28.0)                  4.0                 (27.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               6.8                   0.0                   0.0

                                                                                 Alliance
                                                            Alliance              Global
                                                             Global                Dollar              Alliance
                                                              Bond               Government             Growth
                                                      1     Portfolio         1  Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)          -----------          -----------          ------------
Net Assets $ ....................................             7,784                 7,517               258,059
Units, at End of the Year .......................            726.01                497.61             13,786.39
Unit Value ......................................             10.72                 15.11                 18.72
Total Return %(b) ...............................              (6.4)                  2.7                 (28.1)
Ratio of Net Investment Income
to Average Net Assets % .........................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance               Alliance
                                                            Growth                 Growth              Alliance
                                                               &                     &                   High
                                                            Income                 Income               Yield
                                                      1    Portfolio           2 Portfolio         1  Portfolio
                              VARIABLE ANNUITY(a)         -----------           -----------          ------------
Net Assets $ ....................................         1,084,292                57,548                67,969
Units, at End of the Year .......................         38,462.66              3,142.31              8,676.81
Unit Value ......................................             28.19                 18.31                  7.83
Total Return %(b) ...............................              (5.8)                 (5.8)                 (3.3)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                                                                        Alliance
                                                                                                         North
                                                                                  Alliance             American
                                                             Alliance              Money              Government
                                                           International           Market               Income
                                                      1      Portfolio        1  Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)          -----------          -----------          ------------
Net Assets $ ....................................            39,792               243,756                60,259
Units, at End of the Year .......................          4,278.09             23,567.97              4,541.78
Unit Value ......................................              9.30                 10.34                 13.27
Total Return %(b) ...............................             (27.1)                 (2.8)                 (2.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance               Alliance
                                                            Premier               Premier              Alliance
                                                            Growth                 Growth               Quasar
                                                      1    Portfolio          2  Portfolio        1   Portfolio
                              VARIABLE ANNUITY(a)        -----------            -----------          ------------
Net Assets $ ....................................           644,196                27,094               110,008
Units, at End of the Year .......................         27,177.49              2,419.55             12,859.11
Unit Value ......................................             23.70                 11.20                  8.55
Total Return %(b) ...............................             (22.3)                (22.3)                (18.1)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                                                                      Alliance
                                                                                                        U.S.
                                                                                                     Government/
                                                                                 Alliance               High
                                                           Alliance               Total                Grade
                                                          Technology              Return             Securities
                                                      1    Portfolio         1  Portfolio       1    Portfolio
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................           250,783               156,672                85,934
Units, at End of the Year .......................         17,208.48              9,063.31              7,500.85
Unit Value ......................................             14.57                 17.29                 11.46
Total Return %(b) ...............................             (29.8)                 (4.0)                  1.3
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
    Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                                           Alliance              Brinson              Dreyfus
                                                           Worldwide             Tactical              Stock
                                                         Privatization          Allocation             Index
                                                      1    Portfolio         1  Portfolio         2     Fund
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................           124,195                24,564                63,041
Units, at End of the Year .......................         10,469.37              1,776.42              4,207.41
Unit Value ......................................             11.86                 13.83                 14.98
Total Return %(b) ...............................             (22.4)                (17.7)                (17.5)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   1.0

                                                           Fidelity
                                                             Asset               Fidelity             Fidelity
                                                            Manager             Contrafund              Growth
                                                      2    Portfolio         2  Portfolio         2   Portfolio
                              VARIABLE ANNUITY(a)        ------------          -----------          ------------
Net Assets $ ....................................            27,277                23,196                38,664
Units, at End of the Year .......................          2,214.55              2,183.48              2,616.74
Unit Value ......................................             12.32                 10.62                 14.78
Total Return %(b) ...............................             (10.0)                (17.6)                (22.7)
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0                   0.0                   0.0

                                                           Fidelity
                                                          Investment
                                                             Grade
                                                             Bond
                                                      2    Portfolio
                              VARIABLE ANNUITY(a)        ------------
Net Assets $ ....................................            67,540
Units, at End of the Year .......................          5,831.60
Unit Value ......................................             11.58
Total Return %(b) ...............................               1.9
Ratio of Net Investment Income
  to Average Net Assets % .......................               0.0

Footnote 1 are the funds under the Ovation, Ovation Plus, Ovation
      Advisor, Trilogy and Paradigm products.

Footnote 2 are the funds under the Profile product.

(a)Expenses as a percent of net assets are 1.40% (1.45% if Accidental Death Benefit Option selected) excluding expenses of the underlying funds, deductions from premiums, deductions from cash value and surrender charges.

(b)Total Return % is calculated by taking the change in unit value from year end 2000 to 2001 divided by the year end 2000 unit value, unless the fund opened in 2001, in which case the initial unit value replaces the year end 2000 unit value.

                                     PART C
                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits.

(a)   Financial Statements

      Audited statements of AIG Life Insurance Company for the year ended December 31, 2001, are included in Part B of the registration statement.

(b)   Exhibits

      (1) Certificate of Resolution for AIG Life Insurance Company dated June 5, 1986, authorizing the issuance and sale of variable and fixed annuity contracts*

      (2)   N/A


      (3)(a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
         (b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988*
         (c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998*
         (d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991*
         (e) Buy Sell Agreement between AIG Life Insurance Company and Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management, Inc., Miller Anderson & Sherrerd, dated May 15, 1998******
         (f) Buy Sell Agreement between AIG Life Insurance Company and The Vanguard Group, Inc. dated December 27, 2001;******
         (g) Form of Buy Sell Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002
             #####
         (h) Form of Buy Sell Agreement between AIG Life Insurance Company and
             American Funds Distributors, Inc. dated February, 2002 #####
         (i) Form of Buy Sell Agreement between AIG Life Insurance Company and
             Franklin Templeton Funds dated February, 2002 #####
         (j) Form of Buy Sell Agreement between AIG Life Insurance Company and Liberty Funds Services, Inc. dated February, 2002 #####
         (k) Form of Buy Sell Agreement between AIG Life Insurance Company and MFS Fund Distributors, Inc. dated February, 2002 #####
         (l) Form of Buy Sell Agreement between AIG Life Insurance Company and
             Oppenheimer Funds Distributor, Inc. dated February, 2002 #####
         (m) Form of Buy Sell Agreement between AIG Life Insurance Company and
             Putnam Retail Management, L.P. dated February, 2002 #####


      (4)(a) Form of Individual Variable Annuity Single Purchase Payment Policy (45648 - 4/87)*
         (b) Form of Individual Variable Annuity Policy (11VAN0896)*
         (c) Form of Group Variable Annuity Policy (11VAN0896GP)*
         (d) Form of Variable Annuity Certificate of Coverage (16VAN0896)*
         (e) Form of Group Variable Annuity Policy (11GVAN999) and Certificate (16GVAN999)****
         (f) Form of Individual Variable Annuity Policy (11NLVAN100)*****
         (g) Form of Group Immediate Variable Annuity Contract ###
         (h) Single Premium Immediate Variable Annuity Certificate ###
         (i) Certificate Schedule and annuity options ###
         (j) Form of Group Variable Annuity Policy (16GNSVAN0800) ####

      (5)(a) Form of variable annuity application (14VAN897)*
         (b) Form of Flexible Variable Annuity application (56778 11/96)*

          (c) Form of Single Variable Annuity application (52970 11/96)*
          (d) Form of Group Variable Annuity application (56451 11/96)*

      (6) (a) By-Laws of AIG Life Insurance Company as amended through December 31, 1991*
          (b) Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 31, 1991*
          (d) By-Laws of AIG Life Insurance Company ##

      (7)   N/A

      (8) Delaware Valley Financial Services, Inc. Administrative Agreement, appointing Delaware Valley Financial Services, Inc. by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986*

      (9)   Opinion and Consent of Counsel (filed electronically herewith).

      (10)(a) Consent of Morgan, Lewis & Bockius LLP (filed electronically herewith)

          (b) Consent of Independent Accountants (filed electronically herewith).

      (11)  N/A

      (12)  N/A


      (13)  Form of Schedule for Performance Computations #

      (14)(a) Powers of Attorney **
          (b) Power of Attorney ***
          (c) Power of Attorney ****
          (d) Power of Attorney *****
          (e) Powers of Attorney for Rodney O. Martin, Jr., Robert F. Herbert, Jr., David L. Herzog and Gary D. Reddick. (filed electronically herewith)


* Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (File No. 33-39171) filed on October 27, 1998.

** Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 (File No. 33-90684) filed on May 1, 1997.

*** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-85573) filed on October 15, 1999.

**** Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-93709) filed on December 28, 1999.

***** Incorporated by reference to Registrant's Registration Statement on Form N-4 (File No. 333-31972) filed on March 8, 2000.

****** Incorporated by reference to Registrant's Registration Statement on Form
       N-4 (File No. 333-36260) filed on December 28, 2001.


# Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 (File No. 333-63730) filed on October 29, 2001.


## Incorporated by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File No. 33-39171) filed on April 28, 2000.

### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-36260) filed on November 8, 2000.

#### Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-49128) filed on November 27, 2000.


##### Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File No. 333-36260) filed on February 13, 2002.


Item 25. Directors and Officers of the Depositor

Name and Principal Business Address   Position and Offices With Depositor
-----------------------------------   -----------------------------------

                           AIG LIFE INSURANCE COMPANY
                           (Incorporated in Delaware)

OFFICERS AND DIRECTORS
----------------------

NAME                                             TITLE
----                                             -----


Rodney O. Martin, Jr.(1)                         Chairman of the Board of
                                                 Directors and President
Nicholas Alexander O'Kulich(2)                   Vice Chairman of the Board of
                                                 Directors
David L. Herzog(1)                               Executive Vice President and
                                                 Chief Financial Officer and
                                                 Director
R. Kendall Nottingham(4)                         Director
Gary D. Reddick(1)                               Executive Vice President and
                                                 Director
Robert M. Beuerlein(1)                           Senior Vice President and Chief
                                                 Actuary
Pauletta P. Cohn(1)                              Senior Vice President and
                                                 Co-General Counsel
David J. Dietz(5)                                Senior Vice President
Robert Michael Goldbloom(3)                      Senior Vice President
Robert F. Herbert, Jr.(1)                        Senior Vice President and
                                                 Director
Kyle L. Jennings(1)                              Senior Vice President and
                                                 Co-General Counsel
Arshad Hasan Qureshi(4)                          Senior Vice President
Elizabeth Margaret Tuck(2)                       Secretary
Kenneth D. Walma(4)                              Vice President

(1)   Business address is 2929 Allen Parkway, Houston, Texas 77019.
(2)   Business address is 70 Pine Street, New York, New York 10270.
(3)   Business address is 80 Pine Street, New York, New York 10005.
(4) Business address is One Alico Plaza, 600 King Street, Wilmington, Delaware 19801.
(5)   Business address is 390 Park Avenue, New York, New York 10022.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group (parent of registrant) for the year ended December 31, 2001.


Item 27. Number of Contractowners

Not applicable.

Item 28. Indemnification

Incorporated by reference to Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors, dated August 1, 1988, and filed electronically on October 27, 1998 as an exhibit to post-effective amendment no. 12 to the registration statement on Form N-4 (File No. 33-39171).

Item 29. Principal Underwriter

(a) AIG Equity Sales Corp., the principal underwriter for Variable Account I, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of American International Life Assurance Company of New York, an affiliated company.

(b) The following information is provided for each director and officer of the principal underwriter:

                                                 Positions and
      Name and Principal Business Address*       Offices with Underwriter
      ------------------------------------       ------------------------


      Kevin Clowe                                Director
      Ernest T. Patrikis                         Director
      Walter R. Josiah                           Director and President
      Ronald Alan Latz                           Director, Vice President and
                                                 Financial Operations Principal
      Jerome Thomas Muldowney                    Director
      Helen Stefanis                             Director
      Martinnette J. Witrick                     Vice President and Compliance
                                                 Director
      Kenneth F. Judkowitz                       Secretary
      Elizabeth M. Tuck                          Vice President


      *     Business address is 70 Pine Street, New York, New York 10270.

(c)
                       Net
     Name of           Underwriting    Compensation
     Principal         Discounts and   on             Brokerage
     Underwriter       Commission      Redemption     Commissions   Compensation
     -----------       ----------      ----------     -----------   ------------

     AIG Equity        $0              $0             $0            $0
     Sales Corp.

Item 30. Location of Accounts and Records.

Kenneth F. Judkowitz, Vice President of AIG Life Insurance Company, whose address is 70 Pine Street, New York, New York 10270, maintains physical possession of the accounts, books, or documents of Variable Account I required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that in connection with 403(b) Plans, it is relying on the November 28, 1988 no-action letter issued by the SEC to the American Council of Life Insurance.

(e) Registrant represents that the fees and charges deducted under the contracts offered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the company.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Wilmington, and State of Delaware on this 1st day of May, 2002.


                                    Variable Account I
                                    By:  AIG Life Insurance Company


                                    By:   /s/ Kenneth D. Walma
                                       -----------------------------------------
                                          Kenneth D. Walma,
                                          Vice President



                                    AIG Life Insurance Company


                                    By:   /s/ Kenneth D. Walma
                                       -----------------------------------------
                                          Kenneth D. Walma,
                                          Vice President


      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                           AIG LIFE INSURANCE COMPANY
                           (Incorporated in Delaware)

OFFICERS AND DIRECTORS

NAME                                     TITLE


Rodney O. Martin, Jr.*                   Chairman of the Board of                 May 1, 2002
---------------------------              Directors and President
Rodney O. Martin, Jr.

Nicholas Alexander O'Kulich**            Vice Chairman of the Board of            May 1, 2002
---------------------------              Directors
Nicholas Alexander O'Kulich

David L. Herzog*                         Executive Vice President and             May 1, 2002
---------------------------              Chief Financial Officer and
David L. Herzog                          Director

Gary D. Reddick*                         Executive Vice President and             May 1, 2002
---------------------------              Director
Gary D. Reddick

Robert F. Herbert, Jr.*                  Senior Vice President and                May 1, 2002
---------------------------              Director
Robert F. Herbert, Jr.

Robinson Kendall Nottingham**            Director                                 May 1, 2002
---------------------------
Robinson Kendall Nottingham

Elizabeth Margaret Tuck**                Secretary                                May 1, 2002
---------------------------
Elizabeth Margaret Tuck

*By:  /s/ Pauletta P. Cohn
      ----------------------
      Pauletta P. Cohn
      Attorney in Fact

**By: /s/ Kenneth D. Walma
      ----------------------
      Kenneth D. Walma
      Attorney in Fact


                                INDEX TO EXHIBITS

Exhibit

b(9)     Opinion and Consent of Counsel

b(10)(a) Consent of Morgan, Lewis & Bockius LLP

b(10)(b) Consent of Independent Accountants

b(14)(e) Powers of Attorney